                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                        SunAmerica Asset Management, LLC
                                 Harborside 5,
                         185 Hudson Street, Suite 3300,
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  September 30, 2017
                         -------------------------

Item 1. Reports to Stockholders

                                                        SEMI-ANNUAL REPORT 2017

SUNAMERICA
Income Funds

[PHOTO]





[LOGO]

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

                        Table of Contents


                   SHAREHOLDER LETTER...................   2
                   EXPENSE EXAMPLE......................   4
                   STATEMENTS OF ASSETS AND LIABILITIES.   6
                   STATEMENTS OF OPERATIONS.............   8
                   STATEMENTS OF CHANGES IN NET ASSETS..   9
                   FINANCIAL HIGHLIGHTS.................  10
                   PORTFOLIO OF INVESTMENTS.............  13
                   NOTES TO FINANCIAL STATEMENTS........  67
                   APPROVAL OF ADVISORY AGREEMENTS......  82

        Shareholder Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Income Funds for the six months ended September 30, 2017. It was a period wherein fixed income market performance was primarily driven by elevated political and geopolitical uncertainty, muted inflation data and incrementally more hawkish monetary policy among developed markets' central banks./*/ For the semi-annual period overall, the Bloomberg Barclays U.S. Aggregate Bond Index,/**/ a broad measure of the U.S. fixed income market, returned 2.31%.

In the second quarter of 2017, when the semi-annual period began, global fixed income markets generated strong gains as bouts of elevated political uncertainty kept a lid on government bond yields. In the U.S., political controversies - in particular, the ongoing investigation into alleged involvement by Russia in the 2016 presidential election - led to a short-lived dip in risk assets. Elections in France and the U.K. also presented potential sources of volatility but proved benign in the aftermath. On the monetary policy front, the U.S. Federal Reserve (the "Fed") raised interest rates by 25 basis points+ in June 2017, projected an additional hike later in 2017 and laid out a plan for tapering its asset purchases. Comments from the Bank of England indicated rate hikes may be looming in the U.K. However, even as it noted improved Eurozone growth, the European Central Bank (ECB) lowered its inflation forecasts, triggering speculation it might postpone the tapering of its asset purchases expected to begin later in 2017. For the second calendar quarter overall, sovereign yield curves flattened across most developed markets, meaning the differential between short-term and long-term yields narrowed. Short-term yields increased - especially in Germany, the U.K. and Canada - driven by hawkish comments from their respective central banks. However, a lack of global inflation suppressed long-term yields. Intermediate and long-term U.S. Treasury yields declined on diminished expectations of fiscal stimulus. Japanese government bond yields, anchored by the Bank of Japan's yield-targeting policy, were little changed. Globally, most spread, or non-government, sectors outperformed government bonds. Notably, despite concerns about prospects for retailers, particularly in the U.S., generally solid corporate earnings and continued demand for yield-producing assets supported credit markets, and spreads, or yield differentials to government bonds, tightened.

Global fixed income markets generated positive returns in the third quarter of 2017. Escalating geopolitical tensions between the U.S. and North Korea and disappointments in inflation data helped to contain the increase in sovereign yields prompted by central bank policy normalization.++ Monetary policy continued along an incrementally more hawkish path. The Fed announced it would begin tapering its asset purchases in October 2017 and continued to project another rate hike later in 2017. The ECB attempted to push back against the then-recent strength of the euro, which was hampering its ability to achieve higher inflation. Strong economic growth and inflation data prompted the Bank of Canada to raise rates for the first time in seven years. Meanwhile, the Bank of England signaled it was close to raising rates to contain surging inflation, despite uncertainty about the post-Brexit growth outlook. For the third calendar quarter overall, sovereign yields increased across most developed markets, with the biggest moves in Canada, Australia and the U.K. U.S. Treasury yields also increased, but the yield curve flattened as longer-term yields increased only marginally due to stubbornly low inflation. Japanese government bond yields, anchored by the Bank of Japan's yield-targeting policy, were little changed. Globally, most spread sectors outperformed U.S. Treasuries. Generally strong economic data, a rally in commodity prices and ongoing demand for yield especially supported credit markets, and spreads tightened further.

For the semi-annual period overall, U.S. Treasury securities posted positive returns, with the yield on the 10-year U.S. Treasury declining approximately seven basis points to 2.33% by the end of September 2017. The U.S. Treasury yield curve, or spectrum of maturities, flattened slightly during the six months ended September 30, 2017, as yields on shorter-term maturities generally rose and yields on intermediate- and longer-term maturities fell. Non-U.S. Treasury sectors generally outperformed U.S. Treasuries. High yield corporate bonds, sovereign emerging markets debt and investment grade corporate bonds outperformed U.S. Treasuries most. Commercial mortgage-backed securities, agency securities, asset-backed securities and mortgage-backed securities also outperformed U.S. Treasuries, albeit more modestly.

On the following pages, you will find financial statements and portfolio information for each of the SunAmerica Income Funds during the semi-annual period ended September 30, 2017.

We thank you for being a part of the SunAmerica Income Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch us directly at 800-858-8850 or via our website, www.aig.com/funds.

Sincerely,

The SunAmerica Income Funds Investment Professionals

Timothy Campion            Robert Vanden Assem        David L. Albrycht
Kara Murphy                Anders Faergemann          Frank Ossino
Andrew Sheridan            Dana Burns                 Jonathan Stanley
Jane Algieri               John Yovanovic



--------
Past performance is no guarantee of future results.

* Hawkish policy tends to suggest higher interest rates; opposite of dovish. **The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.
+ A basis point is 1/100/th/ of a percentage point.
++Balance sheet normalization refers to the steps the Fed will take to reverse quantitative easing and reduce the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2017 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2017 and held until September 30, 2017.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2017" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2017" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2017" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2017 -- (unaudited) (continued)


                                                  Actual                                  Hypothetical
                                ------------------------------------------ ------------------------------------------
                                                                                         Ending Account
                                              Ending Account Expenses Paid                Value using   Expenses Paid
                                               Value using    During the                 a Hypothetical  During the
                                  Beginning       Actual      Six Months     Beginning     5% Annual     Six Months
                                Account Value   Return at        Ended     Account Value   Return at        Ended     Annualized
                                 at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30,  Expense
Fund                                2017           2017          2017*         2017           2017          2017*       Ratio*
----                            ------------- -------------- ------------- ------------- -------------- ------------- ----------
AIG U.S. Government Securities
  Class A#.....................   $1,000.00     $1,006.89       $ 4.98       $1,000.00     $1,020.10       $ 5.01        0.99%
  Class C#.....................   $1,000.00     $1,003.61       $ 8.24       $1,000.00     $1,016.85       $ 8.29        1.64%
AIG Strategic Bond
  Class A......................   $1,000.00     $1,035.35       $ 6.79       $1,000.00     $1,018.40       $ 6.73        1.33%
  Class B......................   $1,000.00     $1,031.85       $10.24       $1,000.00     $1,014.99       $10.15        2.01%
  Class C......................   $1,000.00     $1,034.91       $10.10       $1,000.00     $1,015.14       $10.00        1.98%
  Class W......................   $1,000.00     $1,039.40       $ 5.88       $1,000.00     $1,019.30       $ 5.82        1.15%
AIG Flexible Credit
  Class A......................   $1,000.00     $1,025.43       $ 7.16       $1,000.00     $1,018.00       $ 7.13        1.41%
  Class C......................   $1,000.00     $1,022.08       $10.49       $1,000.00     $1,014.69       $10.45        2.07%
  Class W......................   $1,000.00     $1,026.53       $ 6.15       $1,000.00     $1,019.00       $ 6.12        1.21%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial adviser for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2017" and the "Annualized Expense Ratio" would have been higher.

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2017 -- (unaudited)

                                                                                               AIG U.S. Government
                                                                                                 Securities Fund
                                                                                               -------------------
ASSETS:
Investments at value (unaffiliated)*..........................................................    $156,950,781
Repurchase agreements (cost approximates value)...............................................       1,718,000
Cash..........................................................................................             310
Foreign cash*.................................................................................              --
Receivable for:
  Shares of beneficial interest sold..........................................................          41,167
  Dividends and interest......................................................................         556,645
  Investments sold............................................................................              --
  Investments sold on an extended settlement basis............................................              --
Prepaid expenses and other assets.............................................................           5,533
Due from investment adviser for expense reimbursements/fee waivers............................         115,403
Unrealized appreciation on forward foreign currency contracts.................................              --
                                                                                                  ------------
TOTAL ASSETS..................................................................................     159,387,839
                                                                                                  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed......................................................          92,332
  Investments purchased.......................................................................              --
  Investments purchased on an extended settlement basis.......................................              --
  Investment advisory and management fees.....................................................          86,119
  Distribution and service maintenance fees...................................................          55,126
  Transfer agent fees and expenses............................................................          35,053
  Trustees' fees and expenses.................................................................           1,517
  Other accrued expenses......................................................................         111,458
  Line of Credit..............................................................................              --
Dividends Payable.............................................................................           5,018
Unrealized depreciation on forward foreign currency contracts.................................              --
                                                                                                  ------------
TOTAL LIABILITIES.............................................................................         386,623
                                                                                                  ------------
NET ASSETS....................................................................................    $159,001,216
                                                                                                  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01..........................................................    $    174,172
Paid-in capital...............................................................................     173,972,433
                                                                                                  ------------
                                                                                                   174,146,605
Accumulated undistributed net investment income (loss)........................................        (633,311)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options
 contracts, securities sold short, and foreign exchange transactions..........................     (19,047,300)
Unrealized appreciation (depreciation) on investments.........................................       4,535,222
Unrealized foreign exchange gain (loss) on other assets and liabilities.......................              --
                                                                                                  ------------
NET ASSETS....................................................................................    $159,001,216
                                                                                                  ============
*Cost
  Investments (unaffiliated)..................................................................    $152,415,559
                                                                                                  ============
  Foreign cash................................................................................    $         --
                                                                                                  ============

                                                                                               AIG Strategic Bond
                                                                                                      Fund
                                                                                               ------------------
ASSETS:
Investments at value (unaffiliated)*..........................................................    $365,639,350
Repurchase agreements (cost approximates value)...............................................       2,731,000
Cash..........................................................................................         416,957
Foreign cash*.................................................................................         121,798
Receivable for:
  Shares of beneficial interest sold..........................................................       1,256,978
  Dividends and interest......................................................................       4,168,524
  Investments sold............................................................................       4,061,324
  Investments sold on an extended settlement basis............................................         576,026
Prepaid expenses and other assets.............................................................           6,368
Due from investment adviser for expense reimbursements/fee waivers............................             843
Unrealized appreciation on forward foreign currency contracts.................................         143,363
                                                                                                  ------------
TOTAL ASSETS..................................................................................     379,122,531
                                                                                                  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed......................................................       1,514,063
  Investments purchased.......................................................................       2,777,222
  Investments purchased on an extended settlement basis.......................................       5,011,553
  Investment advisory and management fees.....................................................         196,235
  Distribution and service maintenance fees...................................................         171,325
  Transfer agent fees and expenses............................................................          65,412
  Trustees' fees and expenses.................................................................              --
  Other accrued expenses......................................................................         194,558
  Line of Credit..............................................................................              --
Dividends Payable.............................................................................          47,403
Unrealized depreciation on forward foreign currency contracts.................................          71,704
                                                                                                  ------------
TOTAL LIABILITIES.............................................................................      10,049,475
                                                                                                  ------------
NET ASSETS....................................................................................    $369,073,056
                                                                                                  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01..........................................................    $  1,064,523
Paid-in capital...............................................................................     436,997,470
                                                                                                  ------------
                                                                                                   438,061,993
Accumulated undistributed net investment income (loss)........................................      (1,753,139)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options
 contracts, securities sold short, and foreign exchange transactions..........................     (71,899,610)
Unrealized appreciation (depreciation) on investments.........................................       4,581,165
Unrealized foreign exchange gain (loss) on other assets and liabilities.......................          82,647
                                                                                                  ------------
NET ASSETS....................................................................................    $369,073,056
                                                                                                  ============
*Cost
  Investments (unaffiliated)..................................................................    $361,058,185
                                                                                                  ============
  Foreign cash................................................................................    $    121,413
                                                                                                  ============

                                                                                               AIG Flexible Credit
                                                                                                      Fund
                                                                                               -------------------
ASSETS:
Investments at value (unaffiliated)*..........................................................    $371,103,101
Repurchase agreements (cost approximates value)...............................................              --
Cash..........................................................................................              --
Foreign cash*.................................................................................           7,545
Receivable for:
  Shares of beneficial interest sold..........................................................       1,762,134
  Dividends and interest......................................................................       4,184,709
  Investments sold............................................................................       3,636,738
  Investments sold on an extended settlement basis............................................       5,198,161
Prepaid expenses and other assets.............................................................           5,601
Due from investment adviser for expense reimbursements/fee waivers............................           3,254
Unrealized appreciation on forward foreign currency contracts.................................              --
                                                                                                  ------------
TOTAL ASSETS..................................................................................     385,901,243
                                                                                                  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed......................................................         885,331
  Investments purchased.......................................................................       1,348,636
  Investments purchased on an extended settlement basis.......................................      13,636,466
  Investment advisory and management fees.....................................................         225,094
  Distribution and service maintenance fees...................................................         121,420
  Transfer agent fees and expenses............................................................          70,788
  Trustees' fees and expenses.................................................................              --
  Other accrued expenses......................................................................         140,725
  Line of Credit..............................................................................       1,258,824
Dividends Payable.............................................................................         352,525
Unrealized depreciation on forward foreign currency contracts.................................              --
                                                                                                  ------------
TOTAL LIABILITIES.............................................................................      18,039,809
                                                                                                  ------------
NET ASSETS....................................................................................    $367,861,434
                                                                                                  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01..........................................................    $  1,065,883
Paid-in capital...............................................................................     414,449,220
                                                                                                  ------------
                                                                                                   415,515,103
Accumulated undistributed net investment income (loss)........................................          19,075
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options
 contracts, securities sold short, and foreign exchange transactions..........................     (48,966,613)
Unrealized appreciation (depreciation) on investments.........................................       1,294,322
Unrealized foreign exchange gain (loss) on other assets and liabilities.......................            (453)
                                                                                                  ------------
NET ASSETS....................................................................................    $367,861,434
                                                                                                  ============
*Cost
  Investments (unaffiliated)..................................................................    $369,808,779
                                                                                                  ============
  Foreign cash................................................................................    $      7,998
                                                                                                  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2017 -- (unaudited) (continued)

                                                                                                    AIG U.S. Government
                                                                                                      Securities Fund
                                                                                                    -------------------
Class A (unlimited shares authorized):
Net assets.........................................................................................    $142,740,825
Shares of beneficial interest issued and outstanding...............................................      15,634,979
Net asset value and redemption price per share (excluding any applicable contingent deferred sales
 charge) ..........................................................................................    $       9.13
Maximum sales charge (4.75% of offering price).....................................................    $       0.46
                                                                                                       ------------
Maximum offering price to public...................................................................    $       9.59
                                                                                                       ============
Class B (unlimited shares authorized):
Net assets.........................................................................................    $         --
Shares of beneficial interest issued and outstanding...............................................              --
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................    $         --
                                                                                                       ============
Class C (unlimited shares authorized):
Net assets.........................................................................................    $ 16,260,391
Shares of beneficial interest issued and outstanding...............................................       1,782,181
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................    $       9.12
                                                                                                       ============
Class W (unlimited shares authorized):
Net assets.........................................................................................    $         --
Shares of beneficial interest issued and outstanding...............................................              --
Net asset value, offering and redemption price per share...........................................    $         --
                                                                                                       ============

                                                                                                    AIG Strategic Bond
                                                                                                           Fund
                                                                                                    ------------------
Class A (unlimited shares authorized):
Net assets.........................................................................................    $175,079,952
Shares of beneficial interest issued and outstanding...............................................      50,545,170
Net asset value and redemption price per share (excluding any applicable contingent deferred sales
 charge) ..........................................................................................    $       3.46
Maximum sales charge (4.75% of offering price).....................................................    $       0.17
                                                                                                       ------------
Maximum offering price to public...................................................................    $       3.63
                                                                                                       ============
Class B (unlimited shares authorized):
Net assets.........................................................................................    $ 28,426,508
Shares of beneficial interest issued and outstanding...............................................       8,210,863
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................    $       3.46
                                                                                                       ============
Class C (unlimited shares authorized):
Net assets.........................................................................................    $109,683,567
Shares of beneficial interest issued and outstanding...............................................      31,552,333
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................    $       3.48
                                                                                                       ============
Class W (unlimited shares authorized):
Net assets.........................................................................................    $ 55,883,029
Shares of beneficial interest issued and outstanding...............................................      16,143,954
Net asset value, offering and redemption price per share...........................................    $       3.46
                                                                                                       ============

                                                                                                    AIG Flexible Credit
                                                                                                           Fund
                                                                                                    -------------------
Class A (unlimited shares authorized):
Net assets.........................................................................................    $147,088,865
Shares of beneficial interest issued and outstanding...............................................      42,694,728
Net asset value and redemption price per share (excluding any applicable contingent deferred sales
 charge) ..........................................................................................    $       3.45
Maximum sales charge (4.75% of offering price).....................................................    $       0.17
                                                                                                       ------------
Maximum offering price to public...................................................................    $       3.62
                                                                                                       ============
Class B (unlimited shares authorized):
Net assets.........................................................................................    $         --
Shares of beneficial interest issued and outstanding...............................................              --
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................    $         --
                                                                                                       ============
Class C (unlimited shares authorized):
Net assets.........................................................................................    $ 72,934,720
Shares of beneficial interest issued and outstanding...............................................      21,039,312
Net asset value, offering and redemption price per share (excluding any applicable contingent
 deferred sales charge)............................................................................    $       3.47
                                                                                                       ============
Class W (unlimited shares authorized):
Net assets.........................................................................................    $147,837,849
Shares of beneficial interest issued and outstanding...............................................      42,854,230
Net asset value, offering and redemption price per share...........................................    $       3.45
                                                                                                       ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the six months ended September 30, 2017 -- (unaudited)

                                                                                     AIG U.S. Government AIG Strategic Bond
                                                                                       Securities Fund          Fund
                                                                                     ------------------- ------------------
INVESTMENT INCOME:
  Dividends (unaffiliated)..........................................................     $       --         $     9,733
  Interest (unaffiliated)...........................................................      1,630,326           8,240,723
                                                                                         ----------         -----------
   Total investment income*.........................................................      1,630,326           8,250,456
                                                                                         ----------         -----------
EXPENSES:
Investment advisory and management fees.............................................        536,793           1,184,400
Distribution and Service maintenance fees:
  Class A...........................................................................        245,660             297,613
  Class B...........................................................................             --             146,194
  Class C...........................................................................         87,790             587,016
Service fee -- Class W..............................................................             --              35,837
Transfer agent fees:
  Class A...........................................................................        178,199             197,951
  Class B...........................................................................             --              33,650
  Class C...........................................................................         22,908             133,007
  Class W...........................................................................             --              53,110
Registration fees:
  Class A...........................................................................         14,726              11,346
  Class B...........................................................................             --               5,856
  Class C...........................................................................         12,670              10,248
  Class W...........................................................................             --               8,052
Custodian and accounting fees.......................................................         18,117              53,253
Reports to shareholders.............................................................         21,777              40,809
Audit and tax fees..................................................................         26,901              34,953
Legal fees..........................................................................         10,065              11,529
Trustees' fees and expenses.........................................................          3,477               7,137
Interest expense....................................................................             --                  42
Other expenses......................................................................         14,695              19,846
                                                                                         ----------         -----------
  Total expenses before fee waivers, expense reimbursements and expense recoupments.      1,193,778           2,871,849
  Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3).       (318,744)                 --
                                                                                         ----------         -----------
  Net expenses......................................................................        875,034           2,871,849
                                                                                         ----------         -----------
Net investment income (loss)........................................................        755,292           5,378,607
                                                                                         ----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated)........................................................       (671,374)          5,349,809
  Forward contracts.................................................................             --          (2,582,670)
Net realized foreign exchange gain (loss) on other assets and liabilities...........             --              15,575
                                                                                         ----------         -----------
Net realized gain (loss) on investments and foreign currencies......................       (671,374)          2,782,714
                                                                                         ----------         -----------
Change in unrealized appreciation (depreciation) on:
  Investments (unaffiliated)........................................................      1,037,009           4,674,460
  Forward contracts.................................................................             --             124,202
Change in unrealized foreign exchange gain (loss) on other assets and liabilities...             --              12,845
                                                                                         ----------         -----------
Net unrealized gain (loss) on investments and foreign currencies....................      1,037,009           4,811,507
                                                                                         ----------         -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.......        365,635           7,594,221
                                                                                         ----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................     $1,120,927         $12,972,828
                                                                                         ==========         ===========
* Net of foreign withholding taxes on interest and dividends of.....................     $       --         $       672
                                                                                         ==========         ===========

                                                                                     AIG Flexible Credit
                                                                                            Fund
                                                                                     -------------------
INVESTMENT INCOME:
  Dividends (unaffiliated)..........................................................     $    40,309
  Interest (unaffiliated)...........................................................      10,897,125
                                                                                         -----------
   Total investment income*.........................................................      10,937,434
                                                                                         -----------
EXPENSES:
Investment advisory and management fees.............................................       1,399,886
Distribution and Service maintenance fees:
  Class A...........................................................................         256,021
  Class B...........................................................................              --
  Class C...........................................................................         374,082
Service fee -- Class W..............................................................         117,932
Transfer agent fees:
  Class A...........................................................................         170,000
  Class B...........................................................................              --
  Class C...........................................................................          84,172
  Class W...........................................................................         173,882
Registration fees:
  Class A...........................................................................          16,287
  Class B...........................................................................              --
  Class C...........................................................................          10,431
  Class W...........................................................................          14,091
Custodian and accounting fees.......................................................          46,482
Reports to shareholders.............................................................          30,744
Audit and tax fees..................................................................          36,051
Legal fees..........................................................................          16,287
Trustees' fees and expenses.........................................................           7,137
Interest expense....................................................................           1,030
Other expenses......................................................................          16,857
                                                                                         -----------
  Total expenses before fee waivers, expense reimbursements and expense recoupments.       2,771,372
  Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3).              --
                                                                                         -----------
  Net expenses......................................................................       2,771,372
                                                                                         -----------
Net investment income (loss)........................................................       8,166,062
                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated)........................................................         934,243
  Forward contracts.................................................................              --
Net realized foreign exchange gain (loss) on other assets and liabilities...........              --
                                                                                         -----------
Net realized gain (loss) on investments and foreign currencies......................         934,243
                                                                                         -----------
Change in unrealized appreciation (depreciation) on:
  Investments (unaffiliated)........................................................         174,828
  Forward contracts.................................................................              --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities...             735
                                                                                         -----------
Net unrealized gain (loss) on investments and foreign currencies....................         175,563
                                                                                         -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.......       1,109,806
                                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................     $ 9,275,868
                                                                                         ===========
* Net of foreign withholding taxes on interest and dividends of.....................     $        --
                                                                                         ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                          AIG U.S. Government         AIG Strategic Bond
                                                                            Securities Fund                  Fund
                                                                      --------------------------  --------------------------
                                                                         For the                     For the
                                                                       six months                  six months
                                                                          ended     For the Year      ended     For the Year
                                                                        September      ended        September      ended
                                                                        30, 2017     March 31,      30, 2017     March 31,
                                                                       (unaudited)      2017       (unaudited)      2017
                                                                      ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)....................................... $    755,292  $  1,544,525  $  5,378,607  $ 10,313,149
  Net realized gain (loss) on investments and foreign currencies.....     (671,374)   (3,707,604)    2,782,714    (1,494,836)
  Net unrealized gain (loss) on investments and foreign currencies...    1,037,009    (4,357,250)    4,811,507    16,386,601
                                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from operations......    1,120,927    (6,520,329)   12,972,828    25,204,914
                                                                      ------------  ------------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)....................................   (1,333,788)   (2,798,856)   (2,948,524)   (5,554,446)
  Net investment income (Class B)....................................           --            --      (406,579)     (785,283)
  Net investment income (Class C)....................................     (102,593)     (290,749)   (1,652,843)   (3,770,924)
  Net investment income (Class W)....................................           --            --      (866,916)   (1,129,107)
  Net realized gain on securities (Class A)..........................           --            --            --            --
  Net realized gain on securities (Class B)..........................           --                          --            --
  Net realized gain on securities (Class C)..........................           --                          --            --
  Net realized gain on securities (Class W)..........................           --                          --            --
                                                                      ------------  ------------  ------------  ------------
Total distributions to shareholders..................................   (1,436,381)   (3,089,605)   (5,874,862)  (11,239,760)
                                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital share
 transactions (Note 6)...............................................   (8,658,073)  (10,548,448)      305,914   (39,982,323)
                                                                      ------------  ------------  ------------  ------------
Total Increase (decrease) in net assets..............................   (8,973,527)  (20,158,382)    7,403,880   (26,017,169)

NET ASSETS:
Beginning of period..................................................  167,974,743   188,133,125   361,669,176   387,686,345
                                                                      ------------  ------------  ------------  ------------
End of period+....................................................... $159,001,216  $167,974,743  $369,073,056  $361,669,176
                                                                      ============  ============  ============  ============
+ Includes accumulated undistributed net investment income (loss) of. $   (633,311) $     47,778  $ (1,753,139) $ (1,256,884)
                                                                      ============  ============  ============  ============

                                                                          AIG Flexible Credit
                                                                                 Fund
                                                                      --------------------------
                                                                         For the
                                                                       six months
                                                                          ended     For the Year
                                                                        September      ended
                                                                        30, 2017     March 31,
                                                                       (unaudited)      2017
                                                                      ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)....................................... $  8,166,062  $ 13,687,344
  Net realized gain (loss) on investments and foreign currencies.....      934,243     2,673,462
  Net unrealized gain (loss) on investments and foreign currencies...      175,563    10,941,400
                                                                      ------------  ------------
Net increase (decrease) in net assets resulting from operations......    9,275,868    27,302,206
                                                                      ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)....................................   (3,304,848)   (5,974,085)
  Net investment income (Class B)....................................           --            --
  Net investment income (Class C)....................................   (1,424,361)   (2,514,450)
  Net investment income (Class W)....................................   (3,667,627)   (5,460,071)
  Net realized gain on securities (Class A)..........................           --            --
  Net realized gain on securities (Class B)..........................           --            --
  Net realized gain on securities (Class C)..........................           --            --
  Net realized gain on securities (Class W)..........................           --            --
                                                                      ------------  ------------
Total distributions to shareholders..................................   (8,396,836)  (13,948,606)
                                                                      ------------  ------------
Net increase (decrease) in net assets resulting from capital share
 transactions (Note 6)...............................................   (9,515,754)   85,037,339
                                                                      ------------  ------------
Total Increase (decrease) in net assets..............................   (8,636,722)   98,390,939

NET ASSETS:
Beginning of period..................................................  376,498,156   278,107,217
                                                                      ------------  ------------
End of period+....................................................... $367,861,434  $376,498,156
                                                                      ============  ============
+ Includes accumulated undistributed net investment income (loss) of. $     19,075  $    249,849
                                                                      ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                           AIG U.S. GOVERNMENT SECURITIES FUND
                                                           -----------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         Class A
                                                                         -------
 03/31/13     $10.06     $0.14      $ 0.05      $ 0.19     $(0.21)     $(0.13)    $(0.34) $9.91     1.84%  $121,807     0.99%
 03/31/14       9.91      0.14       (0.45)      (0.31)     (0.17)         --      (0.17)  9.43    (3.11)   106,747     0.99
 03/31/15       9.43      0.12        0.34        0.46      (0.16)         --      (0.16)  9.73     4.94    187,417     0.99
 03/31/16       9.73      0.08       (0.05)       0.03      (0.17)         --      (0.17)  9.59     0.33    156,468     0.99
 03/31/17       9.59      0.09       (0.37)      (0.28)     (0.16)         --      (0.16)  9.15    (2.93)   148,382     0.99
 09/30/17#      9.15      0.05        0.01        0.06      (0.08)         --      (0.08)  9.13     0.69    142,741     0.99(4)
                                                                         Class C
                                                                         -------
 03/31/13     $10.05     $0.08      $ 0.05      $ 0.13     $(0.14)     $(0.13)    $(0.27) $9.91     1.28%  $ 12,226     1.64%
 03/31/14       9.91      0.08       (0.46)      (0.38)     (0.11)         --      (0.11)  9.42    (3.84)     7,295     1.64
 03/31/15       9.42      0.06        0.34        0.40      (0.10)         --      (0.10)  9.72     4.27     23,999     1.64
 03/31/16       9.72      0.01       (0.03)      (0.02)     (0.11)         --      (0.11)  9.59    (0.22)    31,665     1.64
 03/31/17       9.59      0.02       (0.37)      (0.35)     (0.10)         --      (0.10)  9.14    (3.66)    19,592     1.64
 09/30/17#      9.14      0.02        0.01        0.03      (0.05)         --      (0.05)  9.12     0.36     16,260     1.64(4)



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    1.40%         89%
    1.42         122
    1.24          57
    0.81          36
    0.91          95
    0.98(4)       17


    0.76%         89%
    0.77         122
    0.61          57
    0.16          36
    0.26          95
    0.34(4)       17

--------
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                            03/31/13 03/31/14 03/31/15 03/31/16 03/31/17 09/30/17#(4)
                                            -------- -------- -------- -------- -------- ------------
AIG U.S. Government Securities Fund Class A   0.40%    0.40%    0.38%    0.37%    0.35%      0.37%
AIG U.S. Government Securities Fund
 Class C...................................   0.45     0.57     0.50     0.39     0.40       0.52

(4)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                      AIG STRATEGIC BOND FUND
                                                                      -----------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net               Net
                       Asset                 (both               Dividends    from net            Asset            Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,           end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total   period
    Period Ended     of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------
                                                                              Class A
                                                                              -------
03/31/13               $3.45     $0.13      $ 0.16      $ 0.29     $(0.14)       $--      $(0.14) $3.60     8.64%  $336,759
03/31/14                3.60      0.14       (0.06)       0.08      (0.15)        --       (0.15)  3.53     2.34    255,821
03/31/15                3.53      0.13       (0.04)       0.09      (0.13)        --       (0.13)  3.49     2.70    235,093
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.32)   175,386
03/31/17                3.27      0.10        0.14        0.24      (0.11)        --       (0.11)  3.40     7.38    163,163
09/30/17#               3.40      0.05        0.07        0.12      (0.06)        --       (0.06)  3.46     3.54    175,080
                                                                              Class B
                                                                              -------
03/31/13               $3.45     $0.11      $ 0.15      $ 0.26     $(0.12)       $--      $(0.12) $3.59     7.62%  $ 56,776
03/31/14                3.59      0.12       (0.05)       0.07      (0.13)        --       (0.13)  3.53     1.95     46,462
03/31/15                3.53      0.10       (0.03)       0.07      (0.11)        --       (0.11)  3.49     2.01     39,733
03/31/16                3.49      0.10       (0.20)      (0.10)     (0.12)        --       (0.12)  3.27    (2.97)    31,038
03/31/17                3.27      0.08        0.14        0.22      (0.09)        --       (0.09)  3.40     6.66     29,762
09/30/17#               3.40      0.04        0.07        0.11      (0.05)        --       (0.05)  3.46     3.19     28,427
                                                                              Class C
                                                                              -------
03/31/13               $3.47     $0.11      $ 0.15      $ 0.26     $(0.12)       $--      $(0.12) $3.61     7.62%  $270,965
03/31/14                3.61      0.12       (0.06)       0.06      (0.13)        --       (0.13)  3.54     1.69    197,904
03/31/15                3.54      0.11       (0.04)       0.07      (0.11)        --       (0.11)  3.50     2.05    184,282
03/31/16                3.50      0.10       (0.19)      (0.09)     (0.12)        --       (0.12)  3.29    (2.63)   151,197
03/31/17                3.29      0.08        0.13        0.21      (0.09)        --       (0.09)  3.41     6.35    128,332
09/30/17#               3.41      0.04        0.08        0.12      (0.05)        --       (0.05)  3.48     3.49    109,684
                                                                              Class W
                                                                              -------
01/29/15(4)-03/31/15   $3.48     $0.01      $ 0.02      $ 0.03     $(0.02)       $--      $(0.02) $3.49     0.99%  $ 15,664
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.14)    30,065
03/31/17                3.27      0.11        0.13        0.24      (0.12)        --       (0.12)  3.39     7.26     40,412
09/30/17#               3.39      0.06        0.07        0.13      (0.06)        --       (0.06)  3.46     3.94     55,883



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.30%          3.70%          166%
   1.31           4.01           158
   1.30           3.62           137
   1.34           3.54           108
   1.32           3.00           109
   1.33(5)        3.18(5)         70


   1.97%          3.02%          166%
   1.97           3.35           158
   1.97           2.95           137
   2.01           2.87           108
   1.99           2.33           109
   2.01(5)        2.51(5)         70


   1.94%          3.05%          166%
   1.96           3.37           158
   1.94           2.98           137
   1.98           2.90           108
   1.97           2.35           109
   1.98(5)        2.54(5)         70


   1.20%(3)(5)    2.73%(3)(5)    137%
   1.15           3.71           108
   1.14           3.20           109
   1.15(5)        3.35(5)         70

--------
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                                       03/31/15
                                                       --------
              AIG Strategic Bond Fund Class W.........   0.69%(5)

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                       AIG FLEXIBLE CREDIT FUND
                                                                       ------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net
                       Asset                 (both               Dividends    from net            Asset            Net Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,             end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total     period
    Period Ended     of period income(1)  unrealized) operations   income    investment   butions period Return(2)   (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -----------
                                                                               Class A
                                                                               -------
03/31/13               $3.40     $0.20      $ 0.18      $ 0.38     $(0.20)       $--      $(0.20) $3.58    11.42%   $ 74,175
03/31/14                3.58      0.19        0.00        0.19      (0.18)        --       (0.18)  3.59     5.60      70,713
03/31/15                3.59      0.15       (0.11)       0.04      (0.17)        --       (0.17)  3.46     1.06     127,508
03/31/16                3.46      0.13       (0.16)      (0.03)     (0.14)        --       (0.14)  3.29    (0.93)    125,775
03/31/17                3.29      0.14        0.16        0.30      (0.15)        --       (0.15)  3.44     9.11     144,880
09/30/17#               3.44      0.07        0.02        0.09      (0.08)        --       (0.08)  3.45     2.54     147,089
                                                                               Class C
                                                                               -------
03/31/13               $3.42     $0.18      $ 0.18      $ 0.36     $(0.18)       $--      $(0.18) $3.60    10.67%   $ 33,918
03/31/14                3.60      0.17        0.00        0.17      (0.16)        --       (0.16)  3.61     4.92      30,595
03/31/15                3.61      0.13       (0.11)       0.02      (0.15)        --       (0.15)  3.48     0.43      45,411
03/31/16                3.48      0.11       (0.16)      (0.05)     (0.12)        --       (0.12)  3.31    (1.54)     61,891
03/31/17                3.31      0.12        0.15        0.27      (0.12)        --       (0.12)  3.46     8.38      74,241
09/30/17#               3.46      0.06        0.02        0.08      (0.07)        --       (0.07)  3.47     2.21      72,935
                                                                               Class W
                                                                               -------
10/01/14(4)-03/31/15   $3.50     $0.06      $(0.01)     $ 0.05     $(0.08)       $--      $(0.08) $3.47     1.57%   $ 13,632
03/31/16                3.47      0.13       (0.17)      (0.04)     (0.14)        --       (0.14)  3.29    (1.02)     90,441
03/31/17                3.29      0.15        0.15        0.30      (0.15)        --       (0.15)  3.44     9.34     157,377
09/30/17#               3.44      0.08        0.01        0.09      (0.08)        --       (0.08)  3.45     2.65     147,838



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.36%(3)       5.82%(3)       44%
   1.36(3)        5.41(3)        49
   1.41(3)        4.50(3)        74
   1.45(3)        3.92(3)        52
   1.43           4.21           69
   1.41(5)        4.34(5)        33


   2.01%(3)       5.18%(3)       44%
   2.01(3)        4.76(3)        49
   2.06(3)        3.88(3)        74
   2.10(3)        3.27(3)        52
   2.07           3.57           69
   2.07(5)        3.68(5)        33


   1.25%(3)(5)    4.25%(3)(5)    74%
   1.25(3)        4.11(3)        52
   1.21           4.44           69
   1.21(5)        4.54(5)        33

--------
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                          03/31/13 03/31/14 03/31/15  03/31/16
                                          -------- -------- --------  --------
 AIG Flexible Credit Fund Class A........   0.16%    0.17%    0.19%     0.03%
 AIG Flexible Credit Fund Class C........   0.16     0.18     0.20      0.02
 AIG Flexible Credit Fund Class W........     --       --     1.12(5)   0.04

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        AIG U.S. Government Securities Fund
        PORTFOLIO PROFILE -- September 30, 2017 -- (unaudited)

Industry Allocation*

                     Government National Mtg. Assoc.. 31.1%
                     United States Treasury Notes.... 22.9
                     Federal Home Loan Bank.......... 15.8
                     United States Treasury Bonds.... 10.3
                     Federal Home Loan Mtg. Corp.....  7.3
                     Federal Farm Credit Bank........  5.9
                     Federal National Mtg. Assoc.....  5.4
                     Repurchase Agreements...........  1.1
                                                      ----
                                                      99.8%
                                                      ====

Credit Quality+#

                               Aaa........  98.8%
                               Not Rated@.   1.2
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets.
+Source: Moody's
#Calculated as a percentage of total debt issues.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)

                                                  Principal    Value
                 Security Description              Amount     (Note 2)
       U.S. GOVERNMENT AGENCIES -- 65.5%
       Federal Farm Credit Bank -- 5.9%
         Federal Farm Credit Bank FRS
          1.40% (1 ML+0.16%)
          due 03/26/2018........................ $ 9,435,000 $ 9,448,341
                                                             -----------
       Federal Home Loan Bank -- 15.8%
          1.25% due 08/15/2019(1)...............   2,250,000   2,245,840
          1.38% due 03/09/2018..................   5,460,000   5,464,767
          1.69% due 02/26/2021..................     480,000     473,522
          2.14% due 12/05/2022..................     372,093     368,617
          4.50% due 09/13/2019..................   1,490,000   1,573,316
         Federal Home Loan Bank FRS
          1.26% (1 ML+0.03%)
          due 05/17/2018........................  15,000,000  15,014,522
                                                             -----------
                                                              25,140,584
                                                             -----------
       Federal Home Loan Mtg. Corp. -- 7.3%
          3.50% due 08/01/2030..................   3,190,260   3,339,308
          3.50% due 12/01/2044..................   4,445,567   4,607,811
          4.00% due 04/01/2034..................   1,666,784   1,772,063
         Federal Home Loan Mtg. Corp. REMIC
          Series 3747, Class WA
          3.50% due 10/15/2030(2)...............   1,801,711   1,868,912
                                                             -----------
                                                              11,588,094
                                                             -----------
       Federal National Mtg. Assoc. -- 5.4%
          1.00% due 03/28/2018..................   5,000,000   4,992,795
          2.50% due 11/01/2027..................   3,459,995   3,506,597
                                                             -----------
                                                               8,499,392
                                                             -----------
       Government National Mtg. Assoc. -- 31.1%
          3.50% due 03/15/2042..................     340,187     354,992
          3.50% due 06/15/2042..................   1,748,089   1,823,825
          3.50% due 07/15/2042..................     552,596     575,579
          3.50% due 02/20/2045..................   1,002,636   1,043,929
          4.00% due 03/15/2039..................     181,767     191,772
          4.00% due 04/15/2039..................     121,824     128,814
          4.00% due 06/15/2039..................     493,178     520,326
          4.00% due 12/15/2039..................     261,092     275,464
          4.00% due 08/15/2040..................     212,324     224,956
          4.00% due 09/15/2040..................     214,864     227,647
          4.00% due 11/15/2040..................     384,749     407,699
          4.00% due 12/15/2040..................     701,339     741,857
          4.00% due 02/15/2041..................     273,842     290,182
          4.00% due 03/15/2041..................     188,812     200,030
          4.00% due 07/15/2041..................     368,318     389,772
          4.00% due 08/15/2041..................     520,401     550,760
          4.00% due 09/15/2041..................   1,396,846   1,477,906
          4.00% due 10/15/2041..................     570,222     603,499
          4.00% due 11/15/2041..................   1,799,933   1,906,089
          4.00% due 12/15/2041..................     885,138     936,498
          4.00% due 01/15/2042..................   1,866,000   1,974,975
          4.00% due 02/15/2042..................     706,262     747,786
          4.00% due 03/15/2042..................     214,302     226,257
          4.00% due 06/15/2042..................     215,153     227,861
          4.50% due 05/15/2018..................      19,073      19,239
          4.50% due 08/15/2018..................      24,708      24,956
          4.50% due 09/15/2018..................     105,555     106,782
          4.50% due 10/15/2018..................     143,431     145,291
          4.50% due 09/15/2033..................     324,575     348,834
          4.50% due 03/15/2039..................      88,849      95,098

                                          Principal    Value
                 Security Description      Amount     (Note 2)
                Government National Mtg. Assoc. (continued)
                   4.50% due 04/15/2039.. $   68,397 $   73,336
                   4.50% due 05/15/2039..    337,336    361,817
                   4.50% due 06/15/2039..  1,373,373  1,473,523
                   4.50% due 07/15/2039..    632,678    678,280
                   4.50% due 09/15/2039..    180,395    193,433
                   4.50% due 11/15/2039..    196,429    210,696
                   4.50% due 12/15/2039..    526,530    565,283
                   4.50% due 01/15/2040..    248,064    265,957
                   4.50% due 02/15/2040..  1,074,077  1,153,849
                   4.50% due 03/15/2040..    659,509    707,392
                   4.50% due 04/15/2040..    678,413    729,275
                   4.50% due 05/15/2040..    266,441    287,140
                   4.50% due 06/15/2040..    272,680    293,438
                   4.50% due 07/15/2040..    458,929    491,717
                   4.50% due 08/15/2040..    143,751    154,380
                   4.50% due 09/15/2040..    173,776    187,648
                   4.50% due 11/15/2040..    194,338    208,994
                   4.50% due 01/15/2041..    167,369    179,747
                   4.50% due 02/15/2041..    197,456    211,344
                   4.50% due 03/15/2041..  1,312,383  1,412,190
                   4.50% due 04/15/2041..    579,581    622,148
                   4.50% due 05/15/2041..    203,881    219,408
                   4.50% due 06/15/2041..    395,986    426,935
                   4.50% due 07/15/2041..    161,190    172,527
                   4.50% due 08/15/2041..    395,525    425,449
                   4.50% due 04/20/2044..    742,644    792,815
                   5.00% due 04/15/2018..     78,009     78,888
                   5.00% due 05/15/2018..      2,590      2,618
                   5.00% due 08/15/2033..    390,968    429,894
                   5.00% due 10/15/2033..    666,592    733,085
                   5.00% due 05/15/2035..    127,142    138,872
                   5.00% due 08/15/2035..    357,193    393,183
                   5.00% due 03/15/2036..    169,815    185,782
                   5.00% due 05/15/2036..     88,423     97,347
                   5.00% due 09/15/2036..    220,302    241,758
                   5.00% due 01/15/2037..    162,283    177,366
                   5.00% due 02/15/2037..    286,655    313,096
                   5.00% due 03/15/2037..     47,497     52,250
                   5.00% due 04/15/2037..    339,725    371,160
                   5.00% due 04/15/2038..    440,496    481,901
                   5.00% due 05/15/2038..    220,745    243,044
                   5.00% due 08/15/2038..    563,896    617,685
                   5.00% due 01/15/2039..    206,989    227,821
                   5.00% due 02/15/2039..    105,675    116,028
                   5.00% due 03/15/2039..    113,515    125,091
                   5.00% due 04/15/2039..    115,738    126,503
                   5.00% due 07/20/2039..  1,017,461  1,116,015
                   5.00% due 08/15/2039..    299,847    330,056
                   5.00% due 09/20/2039..  3,319,128  3,627,323
                   5.00% due 10/15/2039..    664,700    730,205
                   5.00% due 11/15/2039..    573,113    629,213
                   5.00% due 12/15/2039..    497,655    547,696
                   5.00% due 04/15/2040..    502,677    551,077
                   5.00% due 05/15/2040..  1,001,279  1,099,711
                   5.00% due 07/20/2045..    448,536    481,107
                   5.50% due 06/15/2033..    666,971    750,630
                   5.50% due 07/15/2033..    106,324    119,840
                   5.50% due 10/15/2033..    165,121    186,164
                   5.50% due 01/15/2034..    483,357    544,674

        AIG U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                Principal     Value
                 Security Description            Amount      (Note 2)
         U.S. GOVERNMENT AGENCIES (continued)
         Government National Mtg. Assoc. (continued)
            5.50% due 02/15/2034............... $  252,070 $    282,627
            5.50% due 04/20/2035...............    461,160      512,663
            5.50% due 09/15/2035...............    400,358      461,078
            5.50% due 10/15/2035...............    325,740      367,397
            5.50% due 02/15/2038...............    148,293      166,787
            5.50% due 04/15/2038...............     83,888       93,461
            5.50% due 05/15/2038...............     99,787      111,174
            5.50% due 09/15/2039...............     75,940       84,766
            5.50% due 03/15/2040...............    136,447      153,533
            5.50% due 08/15/2040...............     67,243       75,867
            6.00% due 04/15/2028...............    153,191      174,298
            6.00% due 08/15/2033...............    254,855      289,958
            6.00% due 12/15/2033...............     90,892      102,821
            6.00% due 07/15/2034...............     55,686       62,766
            6.00% due 12/15/2034...............     38,374       43,253
            6.00% due 09/20/2038...............  1,056,919    1,185,508
            6.50% due 10/15/2031...............     71,162       78,652
                                                           ------------
                                                             49,401,088
                                                           ------------
         Total U.S. Government Agencies
            (cost $103,422,896)................             104,077,499
                                                           ------------
         U.S. GOVERNMENT TREASURIES -- 33.2%
         United States Treasury Bonds -- 10.3%
            2.50% due 02/15/2045...............  1,000,000      932,656
            4.25% due 11/15/2040...............  8,000,000   10,038,125
            4.75% due 02/15/2041...............  4,000,000    5,373,594
                                                           ------------
                                                             16,344,375
                                                           ------------

                                                     Principal      Value
               Security Description                   Amount       (Note 2)
   United States Treasury Notes -- 22.9%
      1.38% due 05/31/2021........................ $ 28,000,000  $ 27,621,563
      2.00% due 02/15/2025........................    5,000,000     4,931,641
      2.00% due 08/15/2025........................    3,000,000     2,948,672
      3.13% due 05/15/2019........................    1,000,000     1,027,031
                                                                 ------------
                                                                   36,528,907
                                                                 ------------
   Total U.S. Government Treasuries
      (cost $48,992,663)..........................                 52,873,282
                                                                 ------------
   Total Long-Term Investment Securities
      (cost $152,415,559).........................                156,950,781
                                                                 ------------
   REPURCHASE AGREEMENTS -- 1.1%
     Agreement with Fixed Income Clearing
      Corp., bearing interest at 0.12%, dated
      09/29/2017, to be repurchased
      10/02/2017 in the amount $1,718,017
      and collateralized by $1,730,000 of United
      States Treasury Notes, bearing interest at
      2.38% due 05/15/2027 and having an
      approximate value of $1,755,158
      (cost $1,718,000)...........................    1,718,000     1,718,000
                                                                 ------------
   TOTAL INVESTMENTS
      (cost $154,133,559)(3)......................         99.8%  158,668,781
   Other assets less liabilities..................          0.2       332,435
                                                   ------------  ------------
   NET ASSETS                                             100.0% $159,001,216
                                                   ============  ============

--------
(1)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2017.
(2)Collateralized Mortgage Obligation
(3)See Note 5 for cost of investments on a tax basis.
REMIC --Real Estate Mortgage Investment Conduit
FRS --Floating Rate Security

The rates shown on FRS are the current interest rates at September 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates

Index Legend
1ML --1 Month USD LIBOR

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2017 (see Note 2):

                               Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                   Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                               --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
U.S. Government Agencies......          $--            $104,077,499             $--           $104,077,499
U.S. Government Treasuries....           --              52,873,282              --             52,873,282
Repurchase Agreements.........           --               1,718,000              --              1,718,000
                                        ---            ------------             ---           ------------
Total Investments at Value....          $--            $158,668,781             $--           $158,668,781
                                        ===            ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        AIG Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2017 -- (unaudited)

Industry Allocation*

                 Sovereign.............................. 14.9%
                 Diversified Financial Services.........  6.3
                 Federal National Mtg. Assoc............  5.2
                 United States Treasury Notes...........  5.2
                 Diversified Banking Institutions.......  4.5
                 Banks-Commercial.......................  3.6
                 Federal Home Loan Mtg. Corp............  3.1
                 Pipelines..............................  3.0
                 Oil Companies-Exploration & Production.  2.9
                 Cable/Satellite TV.....................  2.6
                 Oil Companies-Integrated...............  1.8
                 Real Estate Investment Trusts..........  1.7
                 Cellular Telecom.......................  1.5
                 Electric-Integrated....................  1.4
                 United States Treasury Bonds...........  1.4
                 Telephone-Integrated...................  1.1
                 Computers..............................  0.9
                 Medical-Hospitals......................  0.9
                 Auto-Cars/Light Trucks.................  0.8
                 Satellite Telecom......................  0.8
                 Oil Refining & Marketing...............  0.8
                 Chemicals-Diversified..................  0.8
                 Medical-Drugs..........................  0.8
                 Repurchase Agreements..................  0.7
                 Computer Services......................  0.7
                 Paper & Related Products...............  0.7
                 Finance-Consumer Loans.................  0.7
                 Oil-Field Services.....................  0.6
                 Finance-Auto Loans.....................  0.6
                 Enterprise Software/Service............  0.6
                 Gambling (Non-Hotel)...................  0.6
                 Insurance-Multi-line...................  0.6
                 Time Deposits..........................  0.5
                 Real Estate Management/Services........  0.5
                 Aerospace/Defense-Equipment............  0.5
                 Metal-Copper...........................  0.5
                 Savings & Loans/Thrifts................  0.5
                 Banks-Super Regional...................  0.5
                 Energy-Alternate Sources...............  0.5
                 Retail-Restaurants.....................  0.5
                 Transport-Rail.........................  0.4
                 Metal Processors & Fabrication.........  0.4
                 Investment Management/Advisor Services.  0.4
                 Printing-Commercial....................  0.4
                 Internet Connectivity Services.........  0.4
                 Banks-Special Purpose..................  0.4
                 Containers-Metal/Glass.................  0.4
                 Auto-Heavy Duty Trucks.................  0.4
                 Building-Residential/Commercial........  0.4
                 Finance-Credit Card....................  0.4
                 Rental Auto/Equipment..................  0.4
                 Airlines...............................  0.4
                 Publishing-Books.......................  0.4
                 Electric-Generation....................  0.3
                 Auto/Truck Parts & Equipment-Original..  0.3
                 Building Products-Wood.................  0.3
                 Central Bank...........................  0.3
                 Cruise Lines...........................  0.3
                 Steel-Producers........................  0.3
                 Retail-Office Supplies.................  0.3
                 Brewery................................  0.3

                  Electric-Distribution.................. 0.3%
                  Medical Products....................... 0.3
                  Banks-Export/Import.................... 0.3
                  Building & Construction-Misc........... 0.3
                  Diversified Manufacturing Operations... 0.3
                  Food-Retail............................ 0.3
                  Telecom Services....................... 0.3
                  E-Commerce/Services.................... 0.3
                  Finance-Investment Banker/Broker....... 0.3
                  Building-Heavy Construction............ 0.3
                  Wireless Equipment..................... 0.3
                  Marine Services........................ 0.3
                  Batteries/Battery Systems.............. 0.3
                  Internet Content-Entertainment......... 0.3
                  Gas-Distribution....................... 0.3
                  Television............................. 0.2
                  Computers-Memory Devices............... 0.2
                  Broadcast Services/Program............. 0.2
                  Independent Power Producers............ 0.2
                  Machinery-Construction & Mining........ 0.2
                  Finance-Mortgage Loan/Banker........... 0.2
                  Diversified Minerals................... 0.2
                  Finance-Other Services................. 0.2
                  Radio.................................. 0.2
                  Retail-Appliances...................... 0.2
                  Food-Dairy Products.................... 0.2
                  Coal................................... 0.2
                  Agricultural Chemicals................. 0.2
                  SupraNational Banks.................... 0.2
                  Building & Construction Products-Misc.. 0.2
                  Auction Houses/Art Dealers............. 0.2
                  Containers-Paper/Plastic............... 0.2
                  Precious Metals........................ 0.2
                  Resorts/Theme Parks.................... 0.2
                  Casino Hotels.......................... 0.2
                  Banks-Fiduciary........................ 0.2
                  Cosmetics & Toiletries................. 0.2
                  Distribution/Wholesale................. 0.2
                  Poultry................................ 0.2
                  Insurance-Mutual....................... 0.2
                  Circuit Boards......................... 0.2
                  Retail-Automobile...................... 0.2
                  Travel Services........................ 0.2
                  Electronic Parts Distribution.......... 0.2
                  Hotels/Motels.......................... 0.2
                  Data Processing/Management............. 0.2
                  Oil Field Machinery & Equipment........ 0.2
                  Medical-HMO............................ 0.2
                  Transport-Services..................... 0.2
                  Metal-Iron............................. 0.2
                  Retail-Major Department Stores......... 0.2
                  Platinum............................... 0.2
                  Hazardous Waste Disposal............... 0.2
                  Medical-Generic Drugs.................. 0.2
                  Food-Misc./Diversified................. 0.2
                  Insurance-Life/Health.................. 0.1
                  Metal-Diversified...................... 0.1
                  Semiconductor Equipment................ 0.1
                  Racetracks............................. 0.1
                  Medical-Biomedical/Gene................ 0.1
                  Wire & Cable Products.................. 0.1

        AIG Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2017 -- (unaudited) (continued)

Industry Allocation* (continued)

                  Commercial Services..................  0.1%
                  Gold Mining..........................  0.1
                  Water................................  0.1
                  Retail-Misc./Diversified.............  0.1
                  Electric Products-Misc...............  0.1
                  Building Societies...................  0.1
                  Retail-Drug Store....................  0.1
                  Food-Wholesale/Distribution..........  0.1
                  Coatings/Paint.......................  0.1
                  Electronic Components-Semiconductors.  0.1
                  Telecommunication Equipment..........  0.1
                  Diversified Operations...............  0.1
                  Networking Products..................  0.1
                  Petrochemicals.......................  0.1
                  E-Commerce/Products..................  0.1
                  Investment Companies.................  0.1
                  Airport Development/Maintenance......  0.1
                  Oil & Gas Drilling...................  0.1
                  Tools-Hand Held......................  0.1
                  Non-Hazardous Waste Disposal.........  0.1
                  Food-Meat Products...................  0.1
                  Appliances...........................  0.1
                  Transport-Marine.....................  0.1
                  Beverages-Non-alcoholic..............  0.1
                  Finance-Leasing Companies............  0.1
                  Beverages-Wine/Spirits...............  0.1
                  Retail-Discount......................  0.1
                  Multimedia...........................  0.1
                  Tennessee Valley Authority...........  0.1
                  Power Converter/Supply Equipment.....  0.1
                  Pharmacy Services....................  0.1
                  Gas-Transportation...................  0.1
                  Transport-Equipment & Leasing........  0.1
                                                        ----
                                                        99.8%
                                                        ====

Credit Quality+#

                               Aaa........  18.2%
                               Aa.........   1.9
                               A..........   9.2
                               Baa........  16.8
                               Ba.........  17.9
                               B..........  21.0
                               Caa........   5.1
                               Ca.........   0.1
                               Not Rated@.   9.8
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets.
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating or the rating is unavailable from the data source.

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)

                                                      Principal    Value
                  Security Description                Amount**    (Note 2)
     ASSET BACKED SECURITIES -- 6.1%
     Diversified Financial Services -- 6.1%
       Ally Auto Receivables Trust
        Series 2017-4, Class A3
        1.75% due 12/15/2021......................... $1,100,000 $1,098,111
       American Express Credit Account Master Trust
        FRS
        Series 2014-1, Class A
        1.60% (1 ML+0.37%)
        due 12/15/2021...............................     49,000     49,215
       American Express Credit Account Master Trust
        Series 2017-3, Class A
        1.77% due 11/15/2022.........................  1,000,000    996,993
       American Express Credit Account Master Trust
        Series 2017-1, Class A
        1.93% due 09/15/2022.........................  1,000,000  1,001,357
       Capital One Multi-Asset Execution Trust
        Series 2016-A4, Class A4
        1.33% due 06/15/2022.........................  1,000,000    991,832
       CarMax Auto Owner Trust
        Series 2016-3, Class A4
        1.60% due 01/18/2022.........................    150,000    148,328
       Chase Issuance Trust
        Series 2016-A2, Class A
        1.37% due 06/15/2021.........................    200,000    198,691
       Chase Issuance Trust
        Series 2015-A4, Class A4
        1.84% due 04/15/2022.........................  1,500,000  1,498,896
       Chase Mtg. Trust VRS
        Series 2016-2, Class M2
        3.75% due 12/25/2045*(1)(14).................    396,172    403,217
       Citibank Credit Card Issuance Trust
        Series 2017-A3, Class A3
        1.92% due 04/07/2022.........................  1,081,000  1,081,676
       Citibank Credit Card Issuance Trust
        Series 2014-A6, Class A6
        2.15% due 07/15/2021.........................  1,000,000  1,006,654
       Citibank Credit Card Issuance Trust
        Series 2014-A1, Class A1
        2.88% due 01/23/2023.........................     78,000     80,152
       Citigroup Commercial Mtg. Trust
        Series 2016-SMPL, Class A
        2.23% due 09/10/2031*(2).....................    163,000    161,586
       COMM Mtg. Trust
        Series 2016-787S, Class A
        3.55% due 02/10/2036*(2).....................    329,000    338,753
       COMM Mtg. Trust VRS
        Series 2016-787S, Class B
        3.96% due 02/10/2036*(2)(14).................    132,000    136,797
       Discover Card Execution Note Trust
        Series 2017-A6, Class A6
        1.88% due 02/15/2023.........................  1,000,000    997,864
       Discover Card Execution Note Trust
        Series 2015-A4, Class A4
        2.19% due 04/17/2023.........................    117,000    117,747
       Ford Credit Auto Owner Trust
        Series 2016-A, ClassA4
        1.60% due 06/15/2021.........................  1,000,000    996,946

                                                    Principal    Value
                 Security Description               Amount**    (Note 2)
     Diversified Financial Services (continued)
       Ford Credit Auto Owner Trust
        Series 2014-C,Class B
        1.97% due 04/15/2020....................... $   81,000 $    81,221
       Ford Credit Auto Owner Trust
        Series 2015-2, Class A
        2.44% due 01/15/2027*......................     50,000      50,480
       GM Financial Automobile Leasing Trust
        Series 2016-2, Class A3
        1.62% due 09/20/2019.......................  1,000,000     999,659
       GS Mtg. Securities Trust
        Series 2015-GC28, Class A2
        2.90% due 02/10/2048(2)....................    102,000     103,541
       Honda Auto Receivables Owner Trust
        Series 2016-2, Class A4
        1.62% due 08/15/2022.......................    104,000     103,577
       Honda Auto Receivables Owner Trust
        Series 2017-1, ClassA3
        1.72% due 07/21/2021.......................  1,000,000     999,445
       Hudson Yards Mtg. Trust
        Series 2016-10HY, Class A
        2.84% due 08/10/2038*(2)...................  1,000,000     976,182
       Hyundai Auto Receivables Trust
        Series 2017-B, ClassA3
        1.77% due 01/18/2022.......................  1,000,000     998,083
       JPMDB Commercial Mtg. Securities Trust
        Series 2016-C2, Class A2
        2.66% due 06/15/2049(2)....................    990,000     998,726
       Morgan Stanley Capital Barclays Bank Trust
        Series 2016-MART, Class A
        2.20% due 09/13/2031*(2)...................    185,000     183,231
       Nissan Auto Receivables Owner Trust
        Series 2017-B, ClassA4
        1.95% due 10/16/2023.......................  1,600,000   1,595,116
       Synchrony Credit Card Master Note Trust
        Series 2016-2, Class A
        2.21% due 05/15/2024.......................  1,600,000   1,598,903
       Toyota Auto Receivables
        Series 2016-C, ClassA3
        1.14% due 08/17/2020.......................  1,500,000   1,492,647
       Verizon Owner Trust
        Series 2016-2A, ClassA
        1.68% due 05/20/2021*......................  1,000,000     996,843
                                                               -----------
     Total Asset Backed Securities
        (cost $22,595,666).........................             22,482,469
                                                               -----------
     U.S. CORPORATE BONDS & NOTES -- 39.4%
     Advertising Agencies -- 0.0%
       Interpublic Group of Cos., Inc.
        Senior Notes
        4.20% due 04/15/2024.......................    133,000     139,712
                                                               -----------
     Aerospace/Defense-Equipment -- 0.5%
       Moog, Inc.
        Company Guar. Notes
        5.25% due 12/01/2022*......................    628,000     654,690
       Triumph Group, Inc.
        Company Guar. Notes
        4.88% due 04/01/2021.......................    765,000     753,908

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                 Principal   Value
                  Security Description           Amount**   (Note 2)
           U.S. CORPORATE BONDS & NOTES (continued)
           Aerospace/Defense-Equipment (continued)
             United Technologies Corp.
              Senior Notes
              1.90% due 05/04/2020.............. $152,000  $  151,509
             United Technologies Corp.
              Senior Notes
              4.05% due 05/04/2047..............  111,000     112,513
                                                           ----------
                                                            1,672,620
                                                           ----------
           Agricultural Chemicals -- 0.0%
             Mosaic Co.
              Senior Notes
              4.88% due 11/15/2041..............   64,000      60,282
                                                           ----------
           Airlines -- 0.4%
             Atlas Air, Inc.
              Pass-Through Certs.
              Series 1999-1, Class B
              7.63% due 01/02/2018(3)...........   29,221      29,326
             Atlas Air, Inc.
              Pass-Through Certs.
              Series 2000-1, Class B
              9.06% due 01/02/2018(3)...........   53,263      53,743
             Delta Air Lines, Inc.
              Senior Notes
              2.88% due 03/13/2020..............  151,000     152,698
             United Airlines Pass-Through Trust
              Pass-Through Certs.
              Series 2014-2, Class B
              4.63% due 03/03/2024..............  608,363     631,177
             United Airlines Pass-Through Trust
              Pass-Through Certs.
              Series 2013-1, Class B
              5.38% due 02/15/2023..............  398,899     418,843
                                                           ----------
                                                            1,285,787
                                                           ----------
           Appliances -- 0.0%
             Whirlpool Corp.
              Senior Notes
              4.50% due 06/01/2046..............  104,000     108,559
                                                           ----------
           Applications Software -- 0.0%
             Microsoft Corp.
              Senior Notes
              4.10% due 02/06/2037..............  117,000     126,795
                                                           ----------
           Auction Houses/Art Dealers -- 0.2%
             KAR Auction Services, Inc.
              Company Guar. Notes
              5.13% due 06/01/2025*.............  725,000     754,000
                                                           ----------
           Auto-Cars/Light Trucks -- 0.5%
             American Honda Finance Corp.
              Senior Notes
              1.20% due 07/12/2019..............  218,000     216,023
             BMW US Capital LLC
              Company Guar. Notes
              1.50% due 04/11/2019*.............  159,000     158,530
             Daimler Finance North America LLC
              Company Guar. Notes
              2.00% due 07/06/2021*.............   78,000      76,813

                                                Principal    Value
                  Security Description          Amount**    (Note 2)
           Auto-Cars/Light Trucks (continued)
             Daimler Finance North America LLC
              Company Guar. Notes
              2.30% due 01/06/2020*............ $  162,000 $  162,672
             Daimler Finance North America LLC
              Company Guar. Notes
              2.45% due 05/18/2020*............    277,000    278,946
             Ford Motor Co.
              Senior Notes
              5.29% due 12/08/2046.............    126,000    131,469
             Ford Motor Credit Co. LLC
              Senior Notes
              2.02% due 05/03/2019.............    129,000    128,924
             General Motors Co.
              Senior Notes
              5.15% due 04/01/2038.............     91,000     93,301
             Nissan Motor Acceptance Corp.
              Senior Notes
              2.15% due 09/28/2020*............    142,000    142,065
             Nissan Motor Acceptance Corp.
              Senior Notes
              2.65% due 07/13/2022*............    252,000    252,643
             Toyota Motor Credit Corp.
              Senior Notes
              1.70% due 01/09/2019.............    336,000    336,078
                                                           ----------
                                                            1,977,464
                                                           ----------
           Auto-Heavy Duty Trucks -- 0.4%
             JB Poindexter & Co., Inc.
              Senior Notes
              9.00% due 04/01/2022*............  1,325,000  1,384,625
                                                           ----------
           Auto/Truck Parts & Equipment-Original -- 0.0%
             Lear Corp.
              Senior Notes
              3.80% due 09/15/2027.............     78,000     77,704
                                                           ----------
           Banks-Commercial -- 0.7%
             BankUnited, Inc.
              Senior Notes
              4.88% due 11/17/2025.............    366,000    381,235
             Fifth Third Bank
              Senior Notes
              1.63% due 09/27/2019.............    207,000    205,727
             First Horizon National Corp.
              Senior Notes
              3.50% due 12/15/2020.............    460,000    473,614
             PNC Bank NA
              Senior Notes
              2.00% due 05/19/2020.............    250,000    249,832
             Regions Financial Corp.
              Senior Notes
              2.75% due 08/14/2022.............    233,000    232,599
             Regions Financial Corp.
              Sub. Notes
              7.38% due 12/10/2037.............    631,000    850,107
             Santander Holdings USA, Inc.
              Senior Notes
              3.70% due 03/28/2022*............    210,000    213,957

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                   Principal   Value
                  Security Description             Amount**   (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Banks-Commercial (continued)
           Santander Holdings USA, Inc.
            Senior Notes
            4.40% due 07/13/2027*................. $107,000  $  109,406
                                                             ----------
                                                              2,716,477
                                                             ----------
         Banks-Fiduciary -- 0.2%
           Bank of New York Mellon Corp.
            Senior Notes
            2.66% due 05/16/2023..................  105,000     105,436
           Citizens Financial Group, Inc.
            Sub. Notes
            4.15% due 09/28/2022*.................  575,000     598,922
                                                             ----------
                                                                704,358
                                                             ----------
         Banks-Super Regional -- 0.4%
           Capital One Financial Corp.
            Sub. Notes
            4.20% due 10/29/2025..................  148,000     152,085
           Wells Fargo & Co.
            Senior Notes
            3.07% due 01/24/2023..................  805,000     818,791
           Wells Fargo & Co.
            Sub. Notes
            4.40% due 06/14/2046..................   27,000      28,034
           Wells Fargo & Co.
            Sub. Notes
            4.75% due 12/07/2046..................  278,000     305,206
           Wells Fargo & Co.
            Sub. Notes
            4.90% due 11/17/2045..................   35,000      39,041
                                                             ----------
                                                              1,343,157
                                                             ----------
         Batteries/Battery Systems -- 0.3%
           EnerSys
            Company Guar. Notes
            5.00% due 04/30/2023*.................  896,000     931,840
                                                             ----------
         Brewery -- 0.2%
           Anheuser-Busch InBev Finance, Inc.
            Company Guar. Notes
            2.65% due 02/01/2021..................  337,000     342,473
           Anheuser-Busch InBev Finance, Inc.
            Company Guar. Notes
            3.65% due 02/01/2026..................  103,000     106,555
           Anheuser-Busch InBev Finance, Inc.
            Company Guar. Notes
            4.70% due 02/01/2036..................  230,000     253,583
           Anheuser-Busch InBev Finance, Inc.
            Company Guar. Notes
            4.90% due 02/01/2046..................  129,000     145,714
                                                             ----------
                                                                848,325
                                                             ----------
         Broadcast Services/Program -- 0.2%
           Clear Channel Worldwide Holdings, Inc.
            Company Guar. Notes
            6.50% due 11/15/2022..................  700,000     721,000
           Discovery Communications LLC
            Company Guar. Notes
            3.95% due 03/20/2028..................  109,000     108,219

                                                      Principal    Value
                  Security Description                Amount**    (Note 2)
     Broadcast Services/Program (continued)
       Discovery Communications LLC
        Company Guar. Notes
        5.00% due 09/20/2037......................... $   79,000 $   80,217
                                                                 ----------
                                                                    909,436
                                                                 ----------
     Building & Construction Products-Misc. -- 0.2%
       Owens Corning
        Company Guar. Notes
        4.30% due 07/15/2047.........................    300,000    286,169
       Standard Industries, Inc.
        Senior Notes
        5.00% due 02/15/2027*........................    479,000    499,357
                                                                 ----------
                                                                    785,526
                                                                 ----------
     Building & Construction-Misc. -- 0.3%
       Weekley Homes LLC/Weekley Finance Corp.
        Senior Notes
        6.00% due 02/01/2023.........................  1,089,000  1,067,220
                                                                 ----------
     Building Products-Air & Heating -- 0.0%
       Lennox International, Inc.
        Company Guar. Notes
        3.00% due 11/15/2023.........................    102,000    102,161
                                                                 ----------
     Building Products-Wood -- 0.3%
       Boise Cascade Co.
        Company Guar. Notes
        5.63% due 09/01/2024*........................    855,000    898,818
       Masco Corp.
        Senior Notes
        4.45% due 04/01/2025.........................    252,000    268,985
       Masco Corp.
        Senior Notes
        4.50% due 05/15/2047.........................    110,000    110,302
                                                                 ----------
                                                                  1,278,105
                                                                 ----------
     Building-Heavy Construction -- 0.3%
       Tutor Perini Corp.
        Company Guar. Notes
        6.88% due 05/01/2025*........................    890,000    965,650
                                                                 ----------
     Building-Residential/Commercial -- 0.2%
       Lennar Corp.
        Company Guar. Notes
        4.13% due 01/15/2022.........................     65,000     67,113
       Lennar Corp.
        Company Guar. Notes
        4.50% due 04/30/2024.........................    558,000    574,617
       Toll Brothers Finance Corp.
        Company Guar. Notes
        4.88% due 03/15/2027.........................     80,000     82,608
                                                                 ----------
                                                                    724,338
                                                                 ----------
     Cable/Satellite TV -- 1.2%
       Block Communications, Inc.
        Senior Notes
        6.88% due 02/15/2025*........................    703,000    762,966
       Charter Communications Operating LLC/Charter
        Communications Operating Capital
        Senior Sec. Notes
        3.75% due 02/15/2028*........................    340,000    332,706

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                    Principal     Value
                 Security Description               Amount**     (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Cable/Satellite TV (continued)
        Charter Communications Operating LLC/
         Charter Communications Operating Capital
         Senior Sec. Notes
         4.20% due 03/15/2028*....................   $  226,000 $  228,691
        Charter Communications Operating LLC/
         Charter Communications Operating Capital
         Senior Sec. Notes
         4.91% due 07/23/2025.....................      825,000    881,938
        Charter Communications Operating LLC/
         Charter Communications Operating Capital
         Senior Sec. Notes
         5.38% due 05/01/2047*....................       58,000     60,254
        Charter Communications Operating LLC/
         Charter Communications Operating Capital
         Senior Sec. Notes
         6.38% due 10/23/2035.....................      138,000    161,408
        CSC Holdings LLC
         Company Guar. Notes
         5.50% due 04/15/2027*....................      905,000    941,200
        DISH DBS Corp.
         Company Guar. Notes
         7.75% due 07/01/2026.....................      820,000    941,499
                                                                ----------
                                                                 4,310,662
                                                                ----------
      Casino Hotels -- 0.2%
        Caesars Growth Properties Holdings LLC/
         Caesars Growth Properties Finance, Inc.
         Sec. Notes
         9.38% due 05/01/2022.....................      670,000    720,250
                                                                ----------
      Cellular Telecom -- 1.1%
        Sprint Corp.
         Company Guar. Notes
         7.25% due 09/15/2021.....................      834,000    926,782
        Sprint Corp.
         Company Guar. Notes
         7.88% due 09/15/2023.....................    2,557,000  2,966,120
        United States Cellular Corp.
         Senior Notes
         6.70% due 12/15/2033.....................      123,000    128,074
                                                                ----------
                                                                 4,020,976
                                                                ----------
      Chemicals-Diversified -- 0.3%
        Eastman Chemical Co.
         Senior Notes
         1.88% due 11/23/2026..................... EUR  310,000    380,255
        Hexion, Inc.
         Senior Sec. Notes
         6.63% due 04/15/2020.....................      695,000    622,025
                                                                ----------
                                                                 1,002,280
                                                                ----------
      Chemicals-Specialty -- 0.0%
        Lubrizol Corp.
         Company Guar. Notes
         6.50% due 10/01/2034.....................      133,000    175,001
                                                                ----------

                                                    Principal     Value
                Security Description                Amount**     (Note 2)
     Circuit Boards -- 0.2%
       TTM Technologies, Inc.
        Company Guar. Notes
        5.63% due 10/01/2025*.....................    $ 630,000 $  637,481
                                                                ----------
     Coal -- 0.2%
       SunCoke Energy Partners LP/SunCoke Energy
        Partners Finance Corp.
        Company Guar. Notes
        7.50% due 06/15/2025*.....................      800,000    826,000
                                                                ----------
     Coatings/Paint -- 0.1%
       RPM International, Inc.
        Senior Notes
        3.75% due 03/15/2027......................       68,000     68,924
       Sherwin-Williams Co.
        Senior Notes
        2.25% due 05/15/2020......................      209,000    209,827
       Sherwin-Williams Co.
        Senior Notes
        2.75% due 06/01/2022......................      179,000    180,205
                                                                ----------
                                                                   458,956
                                                                ----------
     Commercial Services -- 0.1%
       Ecolab, Inc.
        Senior Notes
        1.00% due 01/15/2024......................  EUR 250,000    297,939
       Ecolab, Inc.
        Senior Notes
        2.38% due 08/10/2022......................      222,000    221,755
                                                                ----------
                                                                   519,694
                                                                ----------
     Commercial Services-Finance -- 0.0%
       Automatic Data Processing, Inc.
        Senior Notes
        2.25% due 09/15/2020......................       94,000     94,921
                                                                ----------
     Computer Services -- 0.7%
       Harland Clarke Holdings Corp.
        Senior Sec. Notes
        8.38% due 08/15/2022*.....................      595,000    636,650
       Harland Clarke Holdings Corp.
        Senior Notes
        9.25% due 03/01/2021*.....................      975,000  1,004,250
       IBM Credit LLC
        Senior Notes
        1.63% due 09/06/2019......................      271,000    270,792
       Leidos Holdings, Inc.
        Senior Sec. Notes
        4.45% due 12/01/2020......................      679,000 $  713,969
                                                                ----------
                                                                 2,625,661
                                                                ----------
     Computers -- 0.9%
       Apple, Inc.
        Senior Notes
        1.38% due 05/24/2029...................... EUR  470,000    555,243
       Apple, Inc.
        Senior Notes
        2.85% due 05/06/2021......................      191,000    196,267
       Apple, Inc.
        Senior Notes
        2.85% due 02/23/2023......................      181,000    185,338

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                     Principal     Value
                Security Description                 Amount**     (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Computers (continued)
      Dell International LLC/EMC Corp.
       Senior Sec. Notes
       8.35% due 07/15/2046*.......................    $ 135,000 $  173,385
      Diamond 1 Finance Corp./Diamond 2 Finance
       Corp.
       Senior Sec. Notes
       6.02% due 06/15/2026*.......................    1,475,000  1,638,061
      Diamond 1 Finance Corp./Diamond 2 Finance
       Corp.
       Senior Sec. Notes
       8.10% due 07/15/2036*.......................      393,000    491,839
      Hewlett Packard Enterprise Co.
       Senior Notes
       6.20% due 10/15/2035........................      205,000    220,088
                                                                 ----------
                                                                  3,460,221
                                                                 ----------
    Containers-Metal/Glass -- 0.4%
      Crown Cork & Seal Co., Inc.
       Company Guar. Notes
       7.38% due 12/15/2026........................      667,000    783,725
      Owens-Brockway Glass Container, Inc.
       Company Guar. Notes
       5.38% due 01/15/2025*.......................      565,000    606,669
                                                                 ----------
                                                                  1,390,394
                                                                 ----------
    Containers-Paper/Plastic -- 0.2%
      Multi-Color Corp.
       Company Guar. Notes
       6.13% due 12/01/2022*.......................      546,000    572,754
      WestRock Co.
       Company Guar. Notes
       3.38% due 09/15/2027*.......................      161,000    160,362
                                                                 ----------
                                                                    733,116
                                                                 ----------
    Cosmetics & Toiletries -- 0.2%
      First Quality Finance Co., Inc.
       Company Guar. Notes
       5.00% due 07/01/2025*.......................      548,000    565,125
      Procter & Gamble Co.
       Senior Notes
       2.30% due 02/06/2022........................      132,000    133,023
                                                                 ----------
                                                                    698,148
                                                                 ----------
    Data Processing/Management -- 0.2%
      Fidelity National Information Services, Inc.
       Senior Notes
       1.10% due 07/15/2024........................ EUR  450,000    529,233
      Fidelity National Information Services, Inc.
       Senior Notes
       4.50% due 08/15/2046........................       84,000     86,954
                                                                 ----------
                                                                    616,187
                                                                 ----------
    Distribution/Wholesale -- 0.2%
      H&E Equipment Services, Inc.
       Company Guar. Notes
       5.63% due 09/01/2025*.......................      625,000    659,375
                                                                 ----------

                                             Principal    Value
                  Security Description       Amount**    (Note 2)
               Diversified Banking Institutions -- 2.1%
                 Bank of America Corp.
                  Senior Notes
                  2.37% due 07/21/2021.....     $146,000 $146,011
                 Bank of America Corp.
                  Senior Notes
                  3.59% due 07/21/2028.....      147,000  148,427
                 Bank of America Corp.
                  Sub. Notes
                  4.18% due 11/25/2027.....      605,000  627,068
                 Citigroup, Inc.
                  Senior Notes
                  2.88% due 07/24/2023.....      229,000  229,291
                 Citigroup, Inc.
                  Senior Notes
                  3.67% due 07/24/2028.....      129,000  130,263
                 Citigroup, Inc.
                  Sub. Notes
                  4.40% due 06/10/2025.....      396,000  416,889
                 Citigroup, Inc.
                  Sub. Notes
                  4.45% due 09/29/2027.....      453,000  478,158
                 Citigroup, Inc.
                  Sub. Notes
                  6.00% due 10/31/2033.....      108,000  130,973
                 Goldman Sachs Group, Inc.
                  Senior Notes
                  2.13% due 09/30/2024..... EUR  400,000  500,560
                 Goldman Sachs Group, Inc.
                  Senior Notes
                  2.63% due 08/19/2020..... EUR  275,000  348,270
                 Goldman Sachs Group, Inc.
                  Senior Notes
                  2.91% due 06/05/2023.....      222,000  222,176
                 Goldman Sachs Group, Inc.
                  Senior Notes
                  3.63% due 01/22/2023.....       98,000  101,539
                 Goldman Sachs Group, Inc.
                  Senior Notes
                  6.13% due 02/15/2033.....      338,000  424,475
                 Goldman Sachs Group, Inc.
                  Sub. Notes
                  6.75% due 10/01/2037.....      256,000  337,739
                 JPMorgan Chase & Co.
                  Senior Notes
                  2.55% due 03/01/2021.....      240,000  242,400
                 JPMorgan Chase & Co.
                  Senior Notes
                  2.70% due 05/18/2023.....       28,000   28,007
                 JPMorgan Chase & Co.
                  Senior Notes
                  3.20% due 01/25/2023.....      307,000  314,853
                 JPMorgan Chase & Co.
                  Senior Notes
                  3.88% due 07/24/2038.....      432,000  435,512
                 Morgan Stanley
                  Senior Notes
                  1.75% due 03/11/2024..... EUR  350,000  431,966

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                  Principal    Value
                 Security Description             Amount**    (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Diversified Banking Institutions (continued)
           Morgan Stanley
            Senior Notes
            2.38% due 03/31/2021................ EUR 350,000 $  444,395
           Morgan Stanley
            Senior Notes
            2.75% due 05/19/2022................     413,000    415,285
           Morgan Stanley
            Senior Notes
            3.59% due 07/22/2028................     140,000    140,522
           Morgan Stanley
            Senior Notes
            3.97% due 07/22/2038................     108,000    108,617
           Morgan Stanley
            Sub. Notes
            4.10% due 05/22/2023................     308,000    322,054
           Morgan Stanley
            Sub. Notes
            5.00% due 11/24/2025................     450,000    493,189
                                                             ----------
                                                              7,618,639
                                                             ----------
         Diversified Financial Services -- 0.1%
           USAA Capital Corp.
            Senior Notes
            2.13% due 06/03/2019*...............     270,000    270,916
                                                             ----------
         Diversified Manufacturing Operations -- 0.2%
           Illinois Tool Works, Inc.
            Senior Notes
            2.65% due 11/15/2026................     101,000     98,508
           Textron, Inc.
            Senior Notes
            3.38% due 03/01/2028................     215,000    213,463
           Textron, Inc.
            Senior Notes
            4.00% due 03/15/2026................     157,000    163,838
           Trinity Industries, Inc.
            Company Guar. Notes
            4.55% due 10/01/2024................     184,000    185,965
                                                             ----------
                                                                661,774
                                                             ----------
         E-Commerce/Products -- 0.0%
           Amazon.com, Inc.
            Senior Notes
            3.88% due 08/22/2037*...............     100,000    101,768
                                                             ----------
         Electric Products-Misc. -- 0.1%
           WESCO Distribution, Inc.
            Company Guar. Notes
            5.38% due 06/15/2024................     451,000    475,805
                                                             ----------
         Electric-Distribution -- 0.2%
           NextEra Energy Operating Partners LP
            Company Guar. Notes
            4.25% due 09/15/2024*...............     482,000    492,242
           NextEra Energy Operating Partners LP
            Company Guar. Notes
            4.50% due 09/15/2027*...............     262,000    266,913
                                                             ----------
                                                                759,155
                                                             ----------

                                                 Principal   Value
                  Security Description           Amount**   (Note 2)
          Electric-Generation -- 0.1%
            Basin Electric Power Cooperative
             1st Mtg. Notes
             4.75% due 04/26/2047*.............. $ 322,000 $  348,474
                                                           ----------
          Electric-Integrated -- 0.7%
            Dominion Energy, Inc.
             Junior Sub. Notes
             2.58% due 07/01/2020...............   105,000    105,876
            Dominion Resources, Inc.
             Junior Sub. Notes
             2.96% due 07/01/2019...............    67,000     67,963
            Dominion Resources, Inc.
             Senior Notes
             5.25% due 08/01/2033...............   405,000    463,573
            Duke Energy Progress LLC
             1st Mtg. Notes
             2.80% due 05/15/2022...............   157,000    160,132
            Exelon Corp.
             Junior Sub. Notes
             3.50% due 06/01/2022...............   194,000    199,838
            FirstEnergy Corp.
             Senior Notes
             3.90% due 07/15/2027...............   216,000    219,356
            FirstEnergy Corp.
             Senior Notes
             4.85% due 07/15/2047...............   111,000    116,489
            FirstEnergy Corp.
             Senior Notes
             7.38% due 11/15/2031...............   283,000    376,483
            Georgia Power Co.
             Senior Notes
             2.00% due 09/08/2020...............   136,000    135,603
            Massachusetts Electric Co.
             Notes
             4.00% due 08/15/2046*..............   264,000    268,164
            Pacific Gas & Electric Co.
             Senior Notes
             4.00% due 12/01/2046...............   167,000    175,034
            South Carolina Electric & Gas Co.
             1st Mtg. Bonds
             5.10% due 06/01/2065...............   112,000    129,920
            Trans-Allegheny Interstate Line Co.
             Senior Notes
             3.85% due 06/01/2025*..............    20,000     20,912
                                                           ----------
                                                            2,439,343
                                                           ----------
          Electronic Components-Misc. -- 0.0%
            Corning, Inc.
             Senior Notes
             1.50% due 05/08/2018...............   124,000    123,843
                                                           ----------
          Electronic Components-Semiconductors -- 0.1%
            Intel Corp.
             Senior Notes
             2.35% due 05/11/2022...............   449,000    452,206
                                                           ----------
          Electronic Parts Distribution -- 0.2%
            Ingram Micro, Inc.
             Senior Notes
             5.45% due 12/15/2024...............   615,000    631,229
                                                           ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
          U.S. CORPORATE BONDS & NOTES (continued)
          Electronic Security Devices -- 0.0%
            Allegion US Holding Co., Inc.
             Company Guar. Notes
             3.55% due 10/01/2027............... $  110,000 $  109,047
                                                            ----------
          Energy-Alternate Sources -- 0.5%
            Pattern Energy Group, Inc.
             Company Guar. Notes
             5.88% due 02/01/2024*..............    960,000  1,012,800
            TerraForm Power Operating LLC
             Company Guar. Notes
             6.38% due 02/01/2023*..............    650,000    676,000
                                                            ----------
                                                             1,688,800
                                                            ----------
          Enterprise Software/Service -- 0.6%
            Donnelley Financial Solutions, Inc.
             Company Guar. Notes
             8.25% due 10/15/2024...............  1,351,000  1,445,570
            Oracle Corp.
             Senior Notes
             1.90% due 09/15/2021...............    219,000    217,402
            Oracle Corp.
             Senior Notes
             3.85% due 07/15/2036...............    376,000    389,137
            Oracle Corp.
             Senior Notes
             3.90% due 05/15/2035...............     51,000     53,485
                                                            ----------
                                                             2,105,594
                                                            ----------
          Finance-Auto Loans -- 0.6%
            Ally Financial, Inc.
             Sub. Notes
             5.75% due 11/20/2025...............  1,385,000  1,501,617
            Credit Acceptance Corp.
             Company Guar. Notes
             7.38% due 03/15/2023...............    651,000    688,432
                                                            ----------
                                                             2,190,049
                                                            ----------
          Finance-Consumer Loans -- 0.7%
            Enova International, Inc.
             Company Guar. Notes
             8.50% due 09/01/2024*..............    955,000    953,806
            Enova International, Inc.
             Company Guar. Notes
             9.75% due 06/01/2021...............    101,000    106,555
            Navient Corp.
             Senior Notes
             5.63% due 08/01/2033...............    611,000    527,476
            Springleaf Finance Corp.
             Company Guar. Notes
             6.13% due 05/15/2022...............    855,000    905,488
                                                            ----------
                                                             2,493,325
                                                            ----------
          Finance-Credit Card -- 0.4%
            Alliance Data Systems Corp.
             Company Guar. Notes
             5.88% due 11/01/2021*..............    750,000    780,000
            American Express Co.
             Senior Notes
             2.50% due 08/01/2022...............    522,000    521,402
                                                            ----------
                                                             1,301,402
                                                            ----------

                                                          Principal  Value
                   Security Description                   Amount**  (Note 2)
    Finance-Investment Banker/Broker -- 0.3%
      E*TRADE Financial Corp.
       Senior Notes
       3.80% due 08/24/2027.............................. $ 56,000  $ 56,670
      Lehman Brothers Holdings, Inc.
       Escrow Notes
       6.75% due 12/28/2017+(3)(4).......................  280,000        28
      Lehman Brothers Holdings, Inc.
       Escrow Notes
       7.50% due 05/11/2038+(3)(4).......................  361,000        36
      LPL Holdings, Inc.
       Company Guar. Notes
       5.75% due 09/15/2025*.............................  740,000   767,158
      TD Ameritrade Holding Corp.
       Senior Notes
       2.95% due 04/01/2022..............................  151,000   154,106
                                                                    --------
                                                                     977,998
                                                                    --------
    Finance-Leasing Companies -- 0.1%
      International Lease Finance Corp.
       Senior Notes
       5.88% due 08/15/2022..............................  145,000   162,360
      Washington Prime Group LP
       Senior Notes
       5.95% due 08/15/2024..............................  104,000   105,984
                                                                    --------
                                                                     268,344
                                                                    --------
    Finance-Mortgage Loan/Banker -- 0.2%
      Quicken Loans, Inc.
       Company Guar. Notes
       5.75% due 05/01/2025*.............................  850,000   892,500
                                                                    --------
    Finance-Other Services -- 0.1%
      National Rural Utilities Cooperative Finance Corp.
       Collateral Trust Bonds
       2.00% due 01/27/2020..............................  207,000   207,344
      National Rural Utilities Cooperative Finance Corp.
       Collateral Trust Bonds
       2.30% due 11/01/2020..............................   90,000    90,725
      National Rural Utilities Cooperative Finance Corp.
       Senior Notes
       2.30% due 09/15/2022..............................  150,000   148,982
      National Rural Utilities Cooperative Finance Corp.
       Collateral Trust Notes
       2.40% due 04/25/2022..............................   91,000    91,560
                                                                    --------
                                                                     538,611
                                                                    --------
    Food-Meat Products -- 0.0%
      Smithfield Foods, Inc.
       Senior Notes
       2.65% due 10/03/2021*.............................   84,000    83,915
      Smithfield Foods, Inc.
       Company Guar. Notes
       4.25% due 02/01/2027*.............................   58,000    59,960
                                                                    --------
                                                                     143,875
                                                                    --------
    Food-Misc./Diversified -- 0.1%
      Kraft Heinz Foods Co.
       Sec. Notes
       4.88% due 02/15/2025*.............................  216,000   230,853
                                                                    --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                     Principal   Value
                  Security Description               Amount**   (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Food-Retail -- 0.3%
        Albertsons Cos. LLC/Safeway, Inc./New
         Albertson's, Inc./Albertson's LLC
         Company Guar. Notes
         5.75% due 03/15/2025....................... $ 950,000 $  836,000
        Kroger Co.
         Senior Notes
         4.65% due 01/15/2048.......................   219,000    211,827
                                                               ----------
                                                                1,047,827
                                                               ----------
      Food-Wholesale/Distribution -- 0.1%
        C&S Group Enterprises LLC
         Senior Sec. Notes
         5.38% due 07/15/2022*......................   475,000    470,250
                                                               ----------
      Gambling (Non-Hotel) -- 0.4%
        Mohegan Gaming & Entertainment
         Company Guar. Notes
         7.88% due 10/15/2024*......................   630,000    669,375
        Scientific Games International, Inc.
         Company Guar. Notes
         10.00% due 12/01/2022......................   565,000    625,738
        Waterford Gaming LLC/Waterford Gaming
         Financial Corp.
         Escrow Notes
         8.63% due 09/15/2014*+(3)(4)...............   478,062      7,075
                                                               ----------
                                                                1,302,188
                                                               ----------
      Gas-Distribution -- 0.1%
        Dominion Gas Holdings LLC
         Senior Notes
         4.80% due 11/01/2043.......................   136,000    146,843
        NiSource Finance Corp.
         Company Guar. Notes
         3.49% due 05/15/2027.......................    93,000     94,134
        NiSource Finance Corp.
         Company Guar. Notes
         4.38% due 05/15/2047.......................    72,000     75,543
        Sempra Energy
         Senior Notes
         3.25% due 06/15/2027.......................    55,000     54,317
                                                               ----------
                                                                  370,837
                                                               ----------
      Hazardous Waste Disposal -- 0.2%
        Clean Harbors, Inc.
         Company Guar. Notes
         5.13% due 06/01/2021.......................   543,000    551,650
                                                               ----------
      Hotels/Motels -- 0.2%
        Hilton Grand Vacations Borrower LLC/Hilton
         Grand Vacations Borrower, Inc.
         Company Guar. Notes
         6.13% due 12/01/2024*......................   567,000    621,716
                                                               ----------
      Independent Power Producers -- 0.2%
        Calpine Corp.
         Senior Sec. Notes
         5.25% due 06/01/2026*......................   625,000    621,875
        NRG Yield Operating LLC
         Company Guar. Notes
         5.00% due 09/15/2026.......................   275,000    286,000
                                                               ----------
                                                                  907,875
                                                               ----------

                                                   Principal   Value
                  Security Description             Amount**   (Note 2)
        Industrial Gases -- 0.0%
          Airgas, Inc.
           Company Guar. Notes
           3.05% due 08/01/2020................... $ 62,000  $   63,416
                                                             ----------
        Insurance-Life/Health -- 0.1%
          Aflac, Inc.
           Senior Notes
           4.00% due 10/15/2046...................  108,000     107,759
          Brighthouse Financial, Inc.
           Senior Notes
           4.70% due 06/22/2047*..................  265,000     258,868
          Pacific LifeCorp
           Senior Notes
           6.00% due 02/10/2020*..................  159,000     171,432
                                                             ----------
                                                                538,059
                                                             ----------
        Insurance-Multi-line -- 0.3%
          Assurant, Inc.
           Senior Notes
           6.75% due 02/15/2034...................  168,000     205,804
          MetLife, Inc.
           Senior Notes
           4.60% due 05/13/2046...................  102,000     112,263
          Metropolitan Life Global Funding I
           Sec. Notes
           2.30% due 04/10/2019*..................  809,000     814,639
                                                             ----------
                                                              1,132,706
                                                             ----------
        Insurance-Mutual -- 0.2%
          Massachusetts Mutual Life Insurance Co.
           Sub. Notes
           4.50% due 04/15/2065*..................   80,000      81,680
          Massachusetts Mutual Life Insurance Co.
           Sub. Notes
           4.90% due 04/01/2077*..................   34,000      36,831
          MassMutual Global Funding II
           Senior Sec. Notes
           2.50% due 10/17/2022*..................  145,000     145,207
          New York Life Global Funding
           Sec. Notes
           1.95% due 09/28/2020*..................  377,000     374,352
                                                             ----------
                                                                638,070
                                                             ----------
        Insurance-Reinsurance -- 0.0%
          Berkshire Hathaway, Inc.
           Senior Notes
           1.15% due 08/15/2018...................  148,000     147,565
                                                             ----------
        Internet Connectivity Services -- 0.4%
          Cogent Communications Group, Inc.
           Senior Sec. Notes
           5.38% due 03/01/2022*..................  687,000     722,209
          Zayo Group LLC/Zayo Capital, Inc.
           Company Guar. Notes
           6.38% due 05/15/2025...................  685,000     738,176
                                                             ----------
                                                              1,460,385
                                                             ----------
        Internet Content-Entertainment -- 0.3%
          Netflix, Inc.
           Senior Notes
           5.88% due 02/15/2025...................  851,000     930,781
                                                             ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                    Principal     Value
                 Security Description               Amount**     (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Investment Management/Advisor Services -- 0.3%
        Drawbridge Special Opportunities Fund LP/
         Drawbridge Special Opportunities Finance
         Senior Notes
         5.00% due 08/01/2021*....................   $1,106,000 $1,127,219
                                                                ----------
      Machinery-Construction & Mining -- 0.2%
        Caterpillar Financial Services Corp.
         Senior Notes
         1.85% due 09/04/2020.....................      225,000    223,962
        Caterpillar Financial Services Corp.
         Senior Notes
         3.30% due 06/09/2024.....................      228,000    235,638
        Terex Corp.
         Company Guar. Notes
         5.63% due 02/01/2025*....................      420,000    442,575
                                                                ----------
                                                                   902,175
                                                                ----------
      Machinery-Farming -- 0.0%
        CNH Industrial Capital LLC
         Company Guar. Notes
         4.38% due 04/05/2022.....................      103,000    108,150
                                                                ----------
      Machinery-General Industrial -- 0.0%
        Roper Technologies, Inc.
         Senior Notes
         3.80% due 12/15/2026.....................       56,000     57,644
                                                                ----------
      Marine Services -- 0.3%
        Great Lakes Dredge & Dock Corp.
         Company Guar. Notes
         8.00% due 05/15/2022.....................      905,000    938,937
                                                                ----------
      Medical Labs & Testing Services -- 0.0%
        Laboratory Corp. of America Holdings
         Senior Notes
         3.20% due 02/01/2022.....................       65,000     66,528
        Laboratory Corp. of America Holdings
         Senior Notes
         3.25% due 09/01/2024.....................       95,000     95,277
                                                                ----------
                                                                   161,805
                                                                ----------
      Medical Products -- 0.3%
        Becton Dickinson and Co.
         Senior Notes
         0.37% due 06/06/2019..................... EUR  335,000    397,892
        Becton Dickinson and Co.
         Senior Notes
         1.90% due 12/15/2026..................... EUR  300,000    356,419
        Becton Dickinson and Co.
         Senior Notes
         3.70% due 06/06/2027.....................      365,000    369,048
                                                                ----------
                                                                 1,123,359
                                                                ----------
      Medical-Biomedical/Gene -- 0.1%
        Amgen, Inc.
         Senior Notes
         2.65% due 05/11/2022.....................      192,000    193,568
        Baxalta, Inc.
         Company Guar. Notes
         3.60% due 06/23/2022.....................      162,000    167,861

                                                      Principal    Value
                  Security Description                Amount**    (Note 2)
     Medical-Biomedical/Gene (continued)
       Celgene Corp.
        Senior Notes
        3.63% due 05/15/2024......................... $  154,000 $  160,435
                                                                 ----------
                                                                    521,864
                                                                 ----------
     Medical-Drugs -- 0.2%
       Endo Finance LLC/Endo Finco, Inc.
        Company Guar. Notes
        5.38% due 01/15/2023*........................    500,000    407,500
       Forest Laboratories LLC
        Company Guar. Notes
        4.88% due 02/15/2021*........................    122,000    131,011
       Johnson & Johnson
        Senior Notes
        3.63% due 03/03/2037.........................     58,000     60,271
                                                                 ----------
                                                                    598,782
                                                                 ----------
     Medical-Generic Drugs -- 0.1%
       Actavis, Inc.
        Company Guar. Notes
        3.25% due 10/01/2022.........................    221,000    226,772
                                                                 ----------
     Medical-HMO -- 0.2%
       Cigna Corp.
        Senior Notes
        3.88% due 10/15/2047.........................    226,000    225,221
       UnitedHealth Group, Inc.
        Senior Notes
        1.40% due 12/15/2017.........................    213,000    212,970
       UnitedHealth Group, Inc.
        Senior Notes
        2.13% due 03/15/2021.........................    155,000    154,983
                                                                 ----------
                                                                    593,174
                                                                 ----------
     Medical-Hospitals -- 0.9%
       CHS/Community Health Systems, Inc.
        Senior Sec. Notes
        6.25% due 03/31/2023.........................    560,000    550,200
       HCA, Inc.
        Senior Sec. Notes
        5.25% due 06/15/2026.........................    719,000    774,723
       HCA, Inc.
        Company Guar. Notes
        7.50% due 11/15/2095.........................    822,000    848,715
       Tenet Healthcare Corp.
        Senior Sec. Notes
        4.63% due 07/15/2024*........................  1,044,000  1,034,562
                                                                 ----------
                                                                  3,208,200
                                                                 ----------
     Metal Processors & Fabrication -- 0.4%
       Grinding Media, Inc./Moly-Cop AltaSteel, Ltd.
        Senior Sec. Notes
        7.38% due 12/15/2023*........................    805,000    873,425
       Novelis Corp.
        Company Guar. Notes
        5.88% due 09/30/2026*........................    300,000    304,500
       Novelis Corp.
        Company Guar. Notes
        6.25% due 08/15/2024*........................    396,000    412,909
                                                                 ----------
                                                                  1,590,834
                                                                 ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                              Principal  Value
                   Security Description       Amount**  (Note 2)
               U.S. CORPORATE BONDS & NOTES (continued)
               Metal-Diversified -- 0.0%
                 Glencore Funding LLC
                  Company Guar. Notes
                  4.00% due 03/27/2027*...... $ 148,000 $148,896
                                                        --------
               Multimedia -- 0.1%
                 Time Warner, Inc.
                  Company Guar. Notes
                  4.85% due 07/15/2045.......   111,000  112,807
                 Viacom, Inc.
                  Senior Notes
                  5.25% due 04/01/2044.......    56,000   53,632
                 Walt Disney Co.
                  Senior Notes
                  1.65% due 01/08/2019.......    76,000   76,053
                                                        --------
                                                         242,492
                                                        --------
               Networking Products -- 0.1%
                 Cisco Systems, Inc.
                  Senior Notes
                  2.13% due 03/01/2019.......   243,000  244,834
                 Cisco Systems, Inc.
                  Senior Notes
                  2.20% due 02/28/2021.......   173,000  174,003
                                                        --------
                                                         418,837
                                                        --------
               Non-Hazardous Waste Disposal -- 0.1%
                 Wrangler Buyer Corp.
                  Senior Notes
                  6.00% due 10/01/2025*......   345,000  351,038
                                                        --------
               Oil Companies-Exploration & Production -- 2.0%
                 Anadarko Petroleum Corp.
                  Senior Notes
                  6.45% due 09/15/2036.......   257,000  304,030
                 Carrizo Oil & Gas, Inc.
                  Company Guar. Notes
                  6.25% due 04/15/2023.......   575,000  583,625
                 Concho Resources, Inc.
                  Company Guar. Notes
                  3.75% due 10/01/2027.......    87,000   87,387
                 Concho Resources, Inc.
                  Company Guar. Notes
                  4.38% due 01/15/2025.......   214,000  225,235
                 Concho Resources, Inc.
                  Company Guar. Notes
                  4.88% due 10/01/2047.......    88,000   91,832
                 Continental Resources, Inc.
                  Company Guar. Notes
                  5.00% due 09/15/2022.......   590,000  599,587
                 Denbury Resources, Inc.
                  Sec. Notes
                  9.00% due 05/15/2021*......   455,000  444,194
                 Devon Energy Corp.
                  Senior Notes
                  5.00% due 06/15/2045.......    74,000   77,980
                 Devon Energy Corp.
                  Senior Notes
                  5.60% due 07/15/2041.......    75,000   82,080

                                                       Principal    Value
                  Security Description                 Amount**    (Note 2)
    Oil Companies-Exploration & Production (continued)
      EP Energy LLC/Everest Acquisition Finance, Inc.
       Senior Sec. Notes
       8.00% due 11/29/2024*.......................... $  810,000 $  818,100
      Hess Corp.
       Senior Notes
       4.30% due 04/01/2027...........................     58,000     57,489
      Hess Corp.
       Senior Notes
       5.60% due 02/15/2041...........................    191,000    191,375
      Hilcorp Energy I LP/Hilcorp Finance Co.
       Senior Notes
       5.00% due 12/01/2024*..........................  1,060,000  1,038,800
      Marathon Oil Corp.
       Senior Notes
       4.40% due 07/15/2027...........................    156,000    159,077
      Marathon Oil Corp.
       Senior Notes
       6.60% due 10/01/2037...........................    206,000    236,987
      Newfield Exploration Co.
       Senior Notes
       5.38% due 01/01/2026...........................    559,000    587,649
      RSP Permian, Inc.
       Company Guar. Notes
       5.25% due 01/15/2025*..........................    600,000    609,000
      Sanchez Energy Corp.
       Company Guar. Notes
       6.13% due 01/15/2023...........................    706,000    603,630
      WPX Energy, Inc.
       Senior Notes
       7.50% due 08/01/2020...........................    503,000    547,013
                                                                  ----------
                                                                   7,345,070
                                                                  ----------
    Oil Companies-Integrated -- 0.2%
      Chevron Corp.
       Senior Notes
       1.96% due 03/03/2020...........................    135,000    135,528
      Chevron Corp.
       Senior Bonds
       1.99% due 03/03/2020...........................    394,000    395,483
      Chevron Corp.
       Senior Notes
       2.50% due 03/03/2022...........................     94,000     94,781
      Exxon Mobil Corp.
       Senior Notes
       1.31% due 03/06/2018...........................    151,000    150,920
                                                                  ----------
                                                                     776,712
                                                                  ----------
    Oil Field Machinery & Equipment -- 0.2%
      Forum Energy Technologies, Inc.
       Company Guar. Notes
       6.25% due 10/01/2021...........................    610,000    611,525
                                                                  ----------
    Oil Refining & Marketing -- 0.5%
      Murphy Oil USA, Inc.
       Company Guar. Notes
       5.63% due 05/01/2027...........................    556,000    597,700
      PBF Holding Co LLC/PBF Finance Corp.
       Company Guar. Notes
       7.25% due 06/15/2025*..........................  1,155,000  1,180,987
                                                                  ----------
                                                                   1,778,687
                                                                  ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                      Principal    Value
                 Security Description                 Amount**    (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Oil-Field Services -- 0.2%
      Bristow Group, Inc.
       Company Guar. Notes
       6.25% due 10/15/2022.......................... $  961,000 $  672,700
      Halliburton Co.
       Senior Notes
       4.85% due 11/15/2035..........................     56,000     60,710
                                                                 ----------
                                                                    733,410
                                                                 ----------
    Paper & Related Products -- 0.4%
      Domtar Corp.
       Company Guar. Notes
       6.75% due 02/15/2044..........................    197,000    217,968
      Georgia-Pacific LLC
       Senior Notes
       3.60% due 03/01/2025*.........................    372,000    384,414
      Georgia-Pacific LLC
       Senior Notes
       3.73% due 07/15/2023*.........................    508,000    535,522
      Georgia-Pacific LLC
       Company Guar. Notes
       5.40% due 11/01/2020*.........................    208,000    227,926
      International Paper Co.
       Senior Notes
       4.40% due 08/15/2047..........................     41,000     41,472
      International Paper Co.
       Senior Notes
       5.00% due 09/15/2035..........................     80,000     88,736
                                                                 ----------
                                                                  1,496,038
                                                                 ----------
    Pharmacy Services -- 0.1%
      Express Scripts Holding Co.
       Company Guar. Notes
       3.00% due 07/15/2023..........................     81,000     81,098
      Express Scripts Holding Co.
       Company Guar. Notes
       4.80% due 07/15/2046..........................    124,000    130,936
                                                                 ----------
                                                                    212,034
                                                                 ----------
    Pipelines -- 2.7%
      Antero Midstream Partners LP/Antero Midstream
       Finance Corp.
       Company Guar. Notes
       5.38% due 09/15/2024..........................    507,000    524,745
      Cheniere Corpus Christi Holdings LLC
       Senior Sec. Notes
       7.00% due 06/30/2024..........................  1,240,000  1,413,600
      Cheniere Energy Partners LP
       Senior Sec. Notes
       5.25% due 10/01/2025*.........................    702,000    717,795
      Columbia Pipeline Group, Inc.
       Company Guar. Notes
       2.45% due 06/01/2018..........................     45,000     45,155
      Enable Midstream Partners LP
       Senior Notes
       5.00% due 05/15/2044..........................    123,000    119,741
      Enbridge Energy Partners LP
       Senior Notes
       7.38% due 10/15/2045..........................    108,000    139,127

                                                          Principal  Value
                   Security Description                   Amount**  (Note 2)
   Pipelines (continued)
     Energy Transfer Partners LP
      Senior Notes
      4.90% due 03/15/2035............................... $ 87,000  $ 86,450
     Energy Transfer Partners LP
      Senior Notes
      6.05% due 06/01/2041...............................   22,000    23,766
     Energy Transfer Partners LP
      Senior Notes
      6.63% due 10/15/2036...............................  277,000   315,100
     EnLink Midstream Partners LP
      Senior Notes
      4.85% due 07/15/2026...............................  143,000   149,634
     EnLink Midstream Partners LP
      Senior Notes
      5.05% due 04/01/2045...............................  141,000   135,843
     Genesis Energy LP/Genesis Energy Finance Corp.
      Company Guar. Notes
      5.63% due 06/15/2024...............................  847,000   821,590
     Genesis Energy LP/Genesis Energy Finance Corp.
      Company Guar. Notes
      6.00% due 05/15/2023...............................  532,000   528,010
     Holly Energy Partners LP/Holly Energy Finance Corp.
      Company Guar. Notes
      6.00% due 08/01/2024*..............................  672,000   704,760
     NGPL PipeCo LLC
      Senior Notes
      4.38% due 08/15/2022*..............................  174,000   180,525
     ONEOK, Inc.
      Company Guar. Notes
      4.00% due 07/13/2027...............................  176,000   178,182
     Phillips 66 Partners LP
      Senior Notes
      4.90% due 10/01/2046...............................   66,000    66,058
     Sabine Pass Liquefaction LLC
      Senior Sec. Notes
      5.00% due 03/15/2027...............................  112,000   119,457
     SemGroup Corp.
      Company Guar. Notes
      7.25% due 03/15/2026*..............................  707,000   710,535
     SemGroup Corp./Rose Rock Finance Corp.
      Company Guar. Notes
      5.63% due 07/15/2022...............................  731,000   714,552
     Summit Midstream Holdings LLC/Summit
      Midstream Finance Corp.
      Company Guar. Notes
      5.50% due 08/15/2022...............................  742,000   745,710
     Sunoco Logistics Partners Operations LP
      Company Guar. Notes
      5.40% due 10/01/2047...............................   68,000    69,170
     Tallgrass Energy Partners LP/Tallgrass Energy
      Finance Corp.
      Company Guar. Notes
      5.50% due 09/15/2024*..............................  823,000   845,632
     Western Gas Partners LP
      Senior Notes
      4.65% due 07/01/2026...............................  153,000   160,363

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                     Principal   Value
                  Security Description               Amount**   (Note 2)
       U.S. CORPORATE BONDS & NOTES (continued)
       Pipelines (continued)
         Williams Partners LP
          Senior Notes
          3.75% due 06/15/2027...................... $121,000  $  120,825
         Williams Partners LP
          Senior Notes
          5.10% due 09/15/2045......................  260,000     273,284
                                                               ----------
                                                                9,909,609
                                                               ----------
       Platinum -- 0.2%
         Stillwater Mining Co.
          Company Guar. Notes
          7.13% due 06/27/2025*.....................  560,000     574,017
                                                               ----------
       Poultry -- 0.2%
         Pilgrim's Pride Corp.
          Senior Notes
          5.88% due 09/30/2027*.....................  635,000     648,494
                                                               ----------
       Power Converter/Supply Equipment -- 0.1%
         Hubbell, Inc.
          Senior Notes
          3.15% due 08/15/2027......................   77,000      76,959
         Hubbell, Inc.
          Senior Notes
          3.35% due 03/01/2026......................  139,000     140,713
                                                               ----------
                                                                  217,672
                                                               ----------
       Precious Metals -- 0.2%
         Coeur Mining, Inc.
          Company Guar. Notes
          5.88% due 06/01/2024......................  730,000     730,000
                                                               ----------
       Publishing-Books -- 0.2%
         McGraw-Hill Global Education Holdings LLC/
          McGraw-Hill Global Education Finance
          Senior Notes
          7.88% due 05/15/2024*.....................  630,000     621,338
                                                               ----------
       Racetracks -- 0.1%
         GLP Capital LP/GLP Financing II, Inc.
          Company Guar. Notes
          5.38% due 04/15/2026......................  490,000     534,713
                                                               ----------
       Radio -- 0.2%
         Sirius XM Radio, Inc.
          Company Guar. Notes
          5.38% due 07/15/2026*.....................  795,000     836,737
                                                               ----------
       Real Estate Investment Trusts -- 1.5%
         CTR Partnership LP/CareTrust Capital Corp.
          Company Guar. Notes
          5.25% due 06/01/2025......................  869,000     894,288
         ESH Hospitality, Inc.
          Company Guar. Notes
          5.25% due 05/01/2025*.....................  635,000     656,431
         GEO Group, Inc.
          Company Guar. Notes
          6.00% due 04/15/2026......................  595,000     625,494
         Goodman US Finance Three LLC
          Company Guar. Notes
          3.70% due 03/15/2028*.....................   78,000      77,743

                                                       Principal   Value
                  Security Description                 Amount**   (Note 2)
    Real Estate Investment Trusts (continued)
      Goodman US Finance Three LLC
       Company Guar. Notes
       4.50% due 10/15/2037*.......................... $ 77,000  $   77,960
      Iron Mountain, Inc.
       Company Guar. Notes
       4.88% due 09/15/2027*..........................  635,000     644,525
      iStar, Inc.
       Senior Notes
       5.25% due 09/15/2022...........................  692,000     702,380
      iStar, Inc.
       Senior Notes
       6.00% due 04/01/2022...........................  310,000     320,850
      MPT Operating Partnership LP/MPT Finance Corp.
       Company Guar. Notes
       5.00% due 10/15/2027...........................  769,000     788,225
      Simon Property Group LP
       Senior Notes
       4.25% due 11/30/2046...........................   31,000      31,650
      Starwood Property Trust, Inc.
       Senior Notes
       5.00% due 12/15/2021...........................  818,000     853,787
                                                                 ----------
                                                                  5,673,333
                                                                 ----------
    Real Estate Management/Services -- 0.5%
      Kennedy-Wilson, Inc.
       Company Guar. Notes
       5.88% due 04/01/2024...........................  925,000     952,750
      Realogy Group LLC/Realogy Co-Issuer Corp.
       Company Guar. Notes
       4.88% due 06/01/2023*..........................  865,000     888,787
                                                                 ----------
                                                                  1,841,537
                                                                 ----------
    Rental Auto/Equipment -- 0.4%
      Herc Rentals, Inc.
       Sec. Notes
       7.75% due 06/01/2024*..........................  605,000     656,425
      United Rentals North America, Inc.
       Company Guar. Notes
       4.88% due 01/15/2028...........................  635,000     638,175
                                                                 ----------
                                                                  1,294,600
                                                                 ----------
    Resort/Theme Parks -- 0.2%
      Six Flags Entertainment Corp.
       Company Guar. Notes
       4.88% due 07/31/2024*..........................  710,000     722,425
                                                                 ----------
    Retail-Appliances -- 0.2%
      Conn's, Inc.
       Company Guar. Notes
       7.25% due 07/15/2022...........................  858,000     836,550
                                                                 ----------
    Retail-Auto Parts -- 0.0%
      O'Reilly Automotive, Inc.
       Senior Notes
       3.60% due 09/01/2027...........................  134,000     133,913
                                                                 ----------
    Retail-Automobile -- 0.2%
      Lithia Motors, Inc.
       Company Guar. Notes
       5.25% due 08/01/2025*..........................  613,000     636,754
                                                                 ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                  Principal     Value
                  Security Description            Amount**     (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Retail-Discount -- 0.1%
           Costco Wholesale Corp.
            Senior Notes
            2.25% due 02/15/2022................. $  260,000  $  260,905
                                                              ----------
         Retail-Drug Store -- 0.1%
           CVS Pass-Through Trust
            Pass-Through Certs.
            4.70% due 01/10/2036*................    136,217     146,060
           CVS Pass-Through Trust
            Pass-Through Certs.
            5.77% due 01/10/2033*................    110,052     123,813
           CVS Pass-Through Trust
            Pass-Through Certs.
            5.93% due 01/10/2034*................    176,136     201,145
                                                              ----------
                                                                 471,018
                                                              ----------
         Retail-Misc./Diversified -- 0.1%
           FirstCash, Inc.
            Company Guar. Notes
            5.38% due 06/01/2024*................    470,000     489,975
                                                              ----------
         Retail-Office Supplies -- 0.3%
           Arch Merger Sub, Inc.
            Senior Notes
            8.50% due 09/15/2025*................  1,225,000   1,191,312
                                                              ----------
         Retail-Restaurants -- 0.5%
           Brinker International, Inc.
            Company Guar. Notes
            5.00% due 10/01/2024*................    950,000     941,687
           Golden Nugget, Inc.
            Company Guar. Notes
            8.75% due 10/01/2025*................    715,000     727,513
                                                              ----------
                                                               1,669,200
                                                              ----------
         Rubber/Plastic Products -- 0.0%
           Venture Holdings Co. LLC
            Company Guar. Notes
            11.00% due 06/01/2007 +(3)(4)(5)(6)..    100,000           0
                                                              ----------
         Satellite Telecom -- 0.2%
           Hughes Satellite Systems Corp.
            Company Guar. Notes
            6.63% due 08/01/2026.................    705,000     754,350
                                                              ----------
         Savings & Loans/Thrifts -- 0.5%
           Astoria Financial Corp.
            Senior Notes
            3.50% due 06/08/2020.................    158,000     159,579
           First Niagara Financial Group, Inc.
            Senior Notes
            6.75% due 03/19/2020.................    902,000   1,001,170
           First Niagara Financial Group, Inc.
            Sub. Notes
            7.25% due 12/15/2021.................    539,000     631,293
                                                              ----------
                                                               1,792,042
                                                              ----------
         Semiconductor Components-Integrated Circuits -- 0.0%
           QUALCOMM, Inc.
            Senior Notes
            2.10% due 05/20/2020.................    164,000     165,249
                                                              ----------

                                                Principal    Value
                 Security Description           Amount**    (Note 2)
          Semiconductor Equipment -- 0.0%
            Applied Materials, Inc.
             Senior Notes
             4.35% due 04/01/2047.............   $  90,000 $   96,310
                                                           ----------
          Telecom Services -- 0.2%
            Embarq Corp.
             Senior Notes
             8.00% due 06/01/2036.............     815,000    827,225
                                                           ----------
          Telecommunication Equipment -- 0.1%
            Plantronics, Inc.
             Company Guar. Notes
             5.50% due 05/31/2023*............     417,000    432,638
                                                           ----------
          Telephone-Integrated -- 0.9%
            AT&T, Inc.
             Senior Notes
             2.85% due 02/14/2023.............     221,000    219,612
            AT&T, Inc.
             Senior Notes
             3.15% due 09/04/2036............. EUR 425,000    505,924
            AT&T, Inc.
             Senior Notes
             4.35% due 06/15/2045.............     227,000    208,345
            AT&T, Inc.
             Senior Notes
             4.50% due 05/15/2035.............     278,000    274,466
            AT&T, Inc.
             Senior Notes
             4.75% due 05/15/2046.............      25,000     24,042
            AT&T, Inc.
             Senior Notes
             4.90% due 08/14/2037.............     661,000    668,037
            AT&T, Inc.
             Senior Notes
             5.30% due 08/14/2058.............     269,000    271,920
            CenturyLink, Inc.
             Senior Notes
             5.63% due 04/01/2025.............     295,000    282,463
            CenturyLink, Inc.
             Senior Notes
             5.80% due 03/15/2022.............     301,000    300,007
            Verizon Communications, Inc.
             Senior Notes
             3.38% due 02/15/2025*............     170,000    170,591
            Verizon Communications, Inc.
             Senior Notes
             4.40% due 11/01/2034.............     112,000    112,072
            Verizon Communications, Inc.
             Senior Notes
             4.67% due 03/15/2055.............     168,000    160,036
            Verizon Communications, Inc.
             Senior Notes
             5.25% due 03/16/2037.............     270,000    296,092
                                                           ----------
                                                            3,493,607
                                                           ----------
          Television -- 0.1%
            Belo Corp.
             Company Guar. Notes
             7.75% due 06/01/2027.............     461,000    522,083
                                                           ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                      Principal     Value
                Security Description                  Amount**     (Note 2)
   U.S. CORPORATE BONDS & NOTES (continued)
   Transport-Equipment & Leasing -- 0.1%
     GATX Corp.
      Senior Notes
      3.25% due 09/15/2026..........................   $  72,000 $     70,926
     GATX Corp.
      Senior Notes
      3.85% due 03/30/2027..........................     109,000      110,775
                                                                 ------------
                                                                      181,701
                                                                 ------------
   Transport-Rail -- 0.0%
     Union Pacific Corp.
      Senior Notes
      3.60% due 09/15/2037..........................     149,000      150,778
                                                                 ------------
   Transport-Services -- 0.1%
     United Parcel Service, Inc.
      Senior Notes
      2.35% due 05/16/2022..........................     197,000      198,560
                                                                 ------------
   Travel Services -- 0.2%
     Sabre GLBL, Inc.
      Senior Sec. Notes
      5.38% due 04/15/2023*.........................     610,000      632,143
                                                                 ------------
   Trucking/Leasing -- 0.0%
     Penske Truck Leasing Co. LP/PTL Finance Corp.
      Senior Notes
      3.38% due 02/01/2022*.........................      95,000       97,543
                                                                 ------------
   Wire & Cable Products -- 0.1%
     General Cable Corp.
      Company Guar. Notes
      5.75% due 10/01/2022..........................     518,000      520,279
                                                                 ------------
   Wireless Equipment -- 0.3%
     ViaSat, Inc.
      Senior Notes
      5.63% due 09/15/2025*.........................     950,000      955,985
                                                                 ------------
   Total U.S. Corporate Bonds & Notes
      (cost $141,253,790)...........................              145,308,588
                                                                 ------------
   FOREIGN CORPORATE BONDS & NOTES -- 19.6%
   Aerospace/Defense-Equipment -- 0.0%
     EADS Finance BV
      Company Guar. Notes
      2.70% due 04/17/2023*.........................     160,000      161,594
                                                                 ------------
   Agricultural Chemicals -- 0.2%
     Consolidated Energy Finance SA
      Senior Notes
      6.88% due 06/15/2025*.........................     730,000      765,588
                                                                 ------------
   Airport Development/Maintenance -- 0.1%
     Heathrow Funding, Ltd.
      Senior Sec. Notes
      1.88% due 05/23/2022.......................... EUR 290,000      366,088
                                                                 ------------
   Appliances -- 0.1%
     Arcelik AS
      Senior Notes
      5.00% due 04/03/2023..........................     200,000      205,827
                                                                 ------------
   Auto-Cars/Light Trucks -- 0.3%
     Hyundai Capital Services, Inc.
      Senior Notes
      3.00% due 08/29/2022*.........................     201,000      198,282

                                                  Principal    Value
                 Security Description             Amount**    (Note 2)
         Auto-Cars/Light Trucks -- 0.1%
           RCI Banque SA
            Senior Notes
            2.25% due 03/29/2021................ EUR 350,000 $  441,319
           Volkswagen International Finance NV
            Company Guar. Notes
            1.88% due 03/30/2027................ EUR 300,000    356,578
                                                             ----------
                                                                996,179
                                                             ----------
         Auto/Truck Parts & Equipment-Original -- 0.3%
           Delphi Jersey Holdings PLC
            Senior Notes
            5.00% due 10/01/2025*...............     645,000    656,287
           Tenedora Nemak SA de CV
            Senior Notes
            5.50% due 02/28/2023................     530,000    545,238
                                                             ----------
                                                              1,201,525
                                                             ----------
         Banks-Commercial -- 2.8%
           ABN AMRO Bank NV
            Senior Notes
            2.50% due 11/29/2023................ EUR 200,000    264,440
           ABN AMRO Bank NV
            Sub. Notes
            7.13% due 07/06/2022................ EUR 360,000    546,689
           Akbank Turk AS
            Senior Notes
            5.13% due 03/31/2025................     380,000    375,687
           Banco de Credito del Peru
            Senior Notes
            5.38% due 09/16/2020................     200,000    218,000
           Banco Macro SA
            Sub. Notes
            6.75% due 11/04/2026*...............     200,000    210,578
           Bank of China, Ltd.
            Sub. Notes
            5.00% due 11/13/2024................     540,000    580,410
           Barclays Bank PLC
            Sub. Notes
            6.63% due 03/30/2022................ EUR 200,000    291,365
           BPCE SA
            Senior Notes
            2.88% due 01/16/2024................ EUR 200,000    269,809
           BPCE SA
            Sub. Notes
            2.88% due 04/22/2026................ EUR 200,000    255,119
           BPCE SA
            Sub. Notes
            4.50% due 03/15/2025*...............     265,000    273,850
           Canadian Imperial Bank of Commerce
            Senior Notes
            2.10% due 10/05/2020................     368,000    367,913
           Credit Suisse AG
            Senior Notes
            3.00% due 10/29/2021................     254,000    260,782
           Credit Suisse AG
            Sub. Notes
            5.75% due 09/18/2025................ EUR 550,000    734,578
           Danske Bank A/S
            Sub. Notes
            3.88% due 10/04/2023................ EUR 300,000    367,482

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                  Principal    Value
                Security Description              Amount**    (Note 2)
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Banks-Commercial -- 0.1%
         HBOS PLC
          Sub. Notes
          5.37% due 06/30/2021.................. EUR 600,000 $   825,757
         HSBC Bank PLC
          Sub. Notes
          5.00% due 03/20/2023.................. GBP 400,000     545,094
         ICICI Bank, Ltd.
          Senior Notes
          5.75% due 11/16/2020..................     200,000     217,804
         ING Groep NV
          Senior Notes
          0.75% due 03/09/2022.................. EUR 400,000     476,852
         Intesa Sanpaolo SpA
          Senior Notes
          1.13% due 01/14/2020.................. EUR 500,000     604,734
         Intesa Sanpaolo SpA
          Sub. Notes
          5.71% due 01/15/2026*.................     255,000     268,736
         Mizuho Bank, Ltd.
          Company Guar. Notes
          2.15% due 10/20/2018*.................      15,000      15,044
         PKO Bank Polski SA Via PKO Finance AB
          Senior Notes
          4.63% due 09/26/2022..................     200,000     214,617
         Santander Issuances SAU
          Company Guar. Notes
          3.25% due 04/04/2026.................. EUR 300,000     381,364
         Shinhan Bank
          Sub. Bonds
          3.88% due 03/24/2026*.................     200,000     201,940
         Standard Chartered PLC
          Sub. Notes
          3.13% due 11/19/2024.................. EUR 350,000     448,775
         Swedbank AB
          Sub. Notes
          1.00% due 11/22/2027.................. EUR 600,000     705,986
         Toronto-Dominion Bank
          Senior Notes
          1.85% due 09/11/2020..................     248,000     247,024
         Union National Bank PJSC
          Senior Notes
          2.75% due 10/05/2021..................     200,000     198,144
         Westpac Banking Corp.
          Sub. Notes
          4.32% due 11/23/2031..................     101,000     103,768
                                                             -----------
                                                              10,472,341
                                                             -----------
       Banks-Special Purpose -- 0.1%
         Nederlandse Waterschapsbank NV
          Senior Notes
          1.13% due 01/28/2019.................. EUR 170,000     205,177
                                                             -----------
       Beverages-Non-alcoholic -- 0.1%
         Coca-Cola Femsa SAB de CV
          Company Guar. Notes
          2.38% due 11/26/2018..................     292,000     293,955
                                                             -----------
       Beverages-Wine/Spirits -- 0.1%
         Diageo Capital PLC
          Company Guar. Notes
          5.75% due 10/23/2017..................     262,000     262,631
                                                             -----------

                                                      Principal     Value
                 Security Description                 Amount**     (Note 2)
    Brewery -- 0.1%
      Anheuser-Busch InBev SA/NV
       Company Guar. Notes
       2.75% due 03/17/2036......................... EUR  250,000 $  321,418
                                                                  ----------
    Building Societies -- 0.1%
      Nationwide Building Society
       Sub. Notes
       2.00% due 07/25/2029......................... EUR  400,000    474,385
                                                                  ----------
    Building-Residential/Commercial -- 0.2%
      Mattamy Group Corp.
       Senior Notes
       6.50% due 10/01/2025*........................      632,000    647,800
                                                                  ----------
    Cable/Satellite TV -- 1.4%
      Altice Financing SA
       Senior Sec. Notes
       7.50% due 05/15/2026*........................    1,380,000  1,518,000
      Altice Luxembourg SA
       Company Guar. Notes
       7.63% due 02/15/2025*........................      965,000  1,040,994
      Numericable-SFR SA
       Senior Sec. Notes
       7.38% due 05/01/2026*........................    1,834,000  1,980,720
      Ziggo Secured Finance BV
       Senior Sec. Notes
       5.50% due 01/15/2027*........................      800,000    819,752
                                                                  ----------
                                                                   5,359,466
                                                                  ----------
    Cellular Telecom -- 0.4%
      C&W Senior Financing Designated Activity Co.
       Senior Notes
       6.88% due 09/15/2027*........................      667,000    693,680
      Empresa Nacional de Telecomunicaciones SA
       Senior Notes
       4.88% due 10/30/2024.........................      200,000    209,362
      GTH Finance BV
       Company Guar. Notes
       7.25% due 04/26/2023*........................      200,000    226,888
      VimpelCom Holdings BV
       Company Guar. Notes
       5.95% due 02/13/2023.........................      200,000    217,200
                                                                  ----------
                                                                   1,347,130
                                                                  ----------
    Chemicals-Diversified -- 0.5%
      Israel Chemicals, Ltd.
       Senior Notes
       4.50% due 12/02/2024*........................      200,000    206,500
      LYB International Finance II BV
       Company Guar. Notes
       3.50% due 03/02/2027.........................      151,000    150,190
      NOVA Chemicals Corp.
       Senior Notes
       5.00% due 05/01/2025*........................      695,000    705,425
      Trinseo Materials Operating SCA/Trinseo
       Materials Finance, Inc.
       Company Guar. Notes
       5.38% due 09/01/2025*........................      615,000    632,681
                                                                  ----------
                                                                   1,694,796
                                                                  ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                  Principal      Value
                Security Description              Amount**      (Note 2)
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Computers-Memory Devices -- 0.2%
        Seagate HDD Cayman
         Company Guar. Notes
         4.75% due 01/01/2025..................   $    955,000 $  929,666
                                                               ----------
      Cruise Lines -- 0.3%
        NCL Corp., Ltd.
         Senior Notes
         4.75% due 12/15/2021*.................        445,000    461,688
        Silversea Cruise Finance, Ltd.
         Senior Sec. Notes
         7.25% due 02/01/2025*.................        730,000    781,100
                                                               ----------
                                                                1,242,788
                                                               ----------
      Diversified Banking Institutions -- 2.0%
        Barclays PLC
         Sub. Notes
         4.84% due 05/09/2028..................        200,000    207,186
        BNP Paribas SA
         Senior Bonds
         1.50% due 11/17/2025.................. EUR    425,000    509,243
        BNP Paribas SA
         Senior Notes
         3.80% due 01/10/2024*.................        302,000    313,944
        Credit Agricole SA
         Senior Notes
         1.88% due 12/20/2026.................. EUR    400,000    489,924
        Credit Agricole SA
         Senior Notes
         4.13% due 01/10/2027*.................        262,000    273,842
        Credit Suisse Group AG
         Senior Notes
         4.28% due 01/09/2028*.................        448,000    466,644
        HSBC Holdings PLC
         Sub. Notes
         3.00% due 06/30/2025.................. EUR    300,000    392,598
        HSBC Holdings PLC
         Senior Notes
         3.26% due 03/13/2023..................        200,000    204,135
        HSBC Holdings PLC
         Senior Notes
         4.04% due 03/13/2028..................        201,000    209,860
        Lloyds Banking Group PLC
         Sub. Notes
         4.58% due 12/10/2025..................        336,000    353,057
        Mitsubishi UFJ Financial Group, Inc.
         Senior Notes
         2.67% due 07/25/2022..................        184,000    183,778
        Mitsubishi UFJ Financial Group, Inc.
         Senior Notes
         2.95% due 03/01/2021..................        314,000    319,026
        Mizuho Financial Group, Inc.
         Senior Notes
         2.27% due 09/13/2021..................        406,000    399,861
        Royal Bank of Scotland Group PLC
         Senior Notes
         2.00% due 03/08/2023..................    EUR 525,000    648,431
        Royal Bank of Scotland Group PLC
         Senior Notes
         3.88% due 09/12/2023..................        201,000    205,680

                                                     Principal     Value
                 Security Description                Amount**     (Note 2)
     Diversified Banking Institutions (continued)
       UBS AG
        Sub. Notes
        4.75% due 02/12/2026...................... EUR   350,000 $  457,538
       UBS Group Funding Switzerland AG
        Company Guar. Bonds
        1.25% due 09/01/2026...................... EUR   350,000    409,954
       UniCredit SpA
        Senior Notes
        2.00% due 03/04/2023......................  EUR  425,000    531,882
       UniCredit SpA
        Sub. Notes
        5.86% due 06/19/2032*.....................       236,000    247,315
       UniCredit SpA
        Sub. Notes
        6.95% due 10/31/2022...................... EUR   300,000    433,369
                                                                 ----------
                                                                  7,257,267
                                                                 ----------
     Diversified Financial Services -- 0.1%
       GE Capital International Funding Co. ULC
        Company Guar. Notes
        4.42% due 11/15/2035......................       263,000    285,986
                                                                 ----------
     Diversified Manufacturing Operations -- 0.1%
       Siemens Financieringsmaatschappij NV
        Company Guar. Notes
        2.20% due 03/16/2020*.....................       400,000    404,046
                                                                 ----------
     Diversified Minerals -- 0.2%
       FMG Resources August 2006 Pty, Ltd.
        Company Guar. Notes
        4.75% due 05/15/2022*.....................       860,000    870,750
                                                                 ----------
     Diversified Operations -- 0.1%
       Grupo KUO SAB De CV
        Senior Notes
        5.75% due 07/07/2027*.....................       400,000    421,000
                                                                 ----------
     E-Commerce/Products -- 0.1%
       Alibaba Group Holding, Ltd.
        Senior Notes
        3.60% due 11/28/2024......................       280,000    290,171
                                                                 ----------
     Electric-Distribution -- 0.1%
       State Grid Overseas Investment, Ltd.
        Company Guar. Notes
        4.13% due 05/07/2024*.....................       200,000    213,647
                                                                 ----------
     Electric-Generation -- 0.1%
       Comision Federal de Electricidad
        Senior Notes
        4.75% due 02/23/2027*.....................       200,000    210,500
       Electricite de France SA
        Senior Notes
        2.35% due 10/13/2020*.....................       153,000    153,890
       Electricite de France SA
        Senior Notes
        6.00% due 01/22/2114*.....................       127,000    141,535
                                                                 ----------
                                                                    505,925
                                                                 ----------
     Electric-Integrated -- 0.6%
       EDP Finance BV
        Senior Notes
        2.00% due 04/22/2025...................... EUR   400,000    495,141

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                Principal     Value
                Security Description            Amount**     (Note 2)
         FOREIGN CORPORATE BONDS & NOTES (continued)
         Electric-Integrated (continued)
           EDP Finance BV
            Senior Notes
            3.63% due 07/15/2024*.............   $  295,000 $  297,422
           Enel Finance International NV
            Company Guar. Notes
            1.97% due 01/27/2025.............. EUR  350,000    440,451
           Enel Finance International NV
            Company Guar. Notes
            3.63% due 05/25/2027*.............      425,000    425,864
           Enel Finance International NV
            Company Guar. Notes
            4.75% due 05/25/2047*.............      200,000    211,681
           Pampa Energia SA
            Senior Notes
            7.50% due 01/24/2027*.............      360,000    391,259
                                                            ----------
                                                             2,261,818
                                                            ----------
         Electronic Connectors -- 0.0%
           Tyco Electronics Group SA
            Company Guar. Notes
            3.13% due 08/15/2027..............       77,000     76,336
                                                            ----------
         Food-Meat Products -- 0.1%
           Minerva Luxembourg SA
            Company Guar. Notes
            6.50% due 09/20/2026*.............      200,000    202,050
                                                            ----------
         Food-Misc./Diversified -- 0.1%
           BRF GmbH
            Company Guar. Notes
            4.35% due 09/29/2026..............      300,000    294,750
                                                            ----------
         Gambling (Non-Hotel) -- 0.2%
           International Game Technology PLC
            Senior Sec. Notes
            6.50% due 02/15/2025*.............      570,000    640,538
                                                            ----------
         Gas-Distribution -- 0.1%
           China Resources Gas Group, Ltd.
            Senior Notes
            4.50% due 04/05/2022..............      350,000    371,463
                                                            ----------
         Gas-Transportation -- 0.1%
           Transportadora de Gas del Peru SA
            Senior Notes
            4.25% due 04/30/2028..............      200,000    207,000
                                                            ----------
         Gold Mining -- 0.1%
           Goldcorp, Inc.
            Senior Notes
            5.45% due 06/09/2044..............       80,000     89,833
           Kinross Gold Corp.
            Company Guar. Notes
            4.50% due 07/15/2027*.............      211,000    212,846
           Polyus Finance PLC
            Company Guar. Notes
            5.25% due 02/07/2023..............      200,000    208,980
                                                            ----------
                                                               511,659
                                                            ----------
         Insurance-Life/Health -- 0.0%
           Manulife Financial Corp.
            Sub. Notes
            4.06% due 02/24/2032..............      108,000    109,080
                                                            ----------

                                                      Principal     Value
                 Security Description                 Amount**     (Note 2)
    Insurance-Multi-line -- 0.1%
      Willow No 2 Ireland PLC for Zurich
       Insurance Co., Ltd.
       Senior Sec. Notes
       3.38% due 06/27/2022.........................   $  175,000 $  235,987
                                                                  ----------
    Insurance-Property/Casualty -- 0.0%
      Enstar Group, Ltd.
       Senior Notes
       4.50% due 03/10/2022.........................       74,000     76,555
                                                                  ----------
    Investment Companies -- 0.1%
      Huarong Finance II Co., Ltd.
       Company Guar. Notes
       5.00% due 11/19/2025.........................      350,000    367,625
                                                                  ----------
    Investment Management/Advisor Services -- 0.1%
      China Cinda Finance 2015 I, Ltd.
       Company Guar. Notes
       4.25% due 04/23/2025*........................      380,000    388,485
                                                                  ----------
    Medical-Drugs -- 0.6%
      Endo, Ltd./Endo Finance LLC/Endo Finco, Inc.
       Company Guar. Notes
       6.00% due 02/01/2025*........................      275,000    222,750
      Teva Pharmaceutical Finance
       Netherlands II BV
       Company Guar. Bonds
       1.88% due 03/31/2027......................... EUR  150,000    166,683
      Valeant Pharmaceuticals International, Inc.
       Company Guar. Notes
       5.88% due 05/15/2023*........................      875,000    773,281
      Valeant Pharmaceuticals International, Inc.
       Senior Sec. Notes
       7.00% due 03/15/2024*........................      838,000    894,641
                                                                  ----------
                                                                   2,057,355
                                                                  ----------
    Medical-Generic Drugs -- 0.1%
      Allergan Funding SCS
       Company Guar. Notes
       2.13% due 06/01/2029......................... EUR  250,000    301,679
                                                                  ----------
    Metal-Copper -- 0.5%
      First Quantum Minerals, Ltd.
       Company Guar. Notes
       7.25% due 04/01/2023*........................    1,230,000  1,266,900
      HudBay Minerals, Inc.
       Company Guar. Notes
       7.63% due 01/15/2025*........................      487,000    527,187
                                                                  ----------
                                                                   1,794,087
                                                                  ----------
    Metal-Diversified -- 0.1%
      Glencore Canada Financial Corp. Company
       Guar. Notes
       7.38% due 05/27/2020......................... GBP  100,000    153,923
      Rio Tinto Finance USA, Ltd.
       Company Guar. Notes
       3.75% due 06/15/2025.........................      149,000    157,105
      Vedanta Resources PLC
       Senior Notes
       6.38% due 07/30/2022*........................      200,000    208,000
                                                                  ----------
                                                                     519,028
                                                                  ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                Principal     Value
                Security Description            Amount**     (Note 2)
          FOREIGN CORPORATE BONDS & NOTES (continued)
          Metal-Iron -- 0.2%
            NLMK Group
             Senior Notes
             4.50% due 06/15/2023............   $   200,000 $  206,146
            Vale Overseas, Ltd.
             Company Guar. Notes
             6.25% due 08/10/2026............       165,000    187,225
            Vale SA
             Senior Notes
             3.75% due 01/10/2023............ EUR   150,000    195,657
                                                            ----------
                                                               589,028
                                                            ----------
          Oil & Gas Drilling -- 0.1%
            Pacific Drilling SA
             Senior Sec. Notes
             5.38% due 06/01/2020*(15).......     1,050,000    362,250
                                                            ----------
          Oil Companies-Exploration & Production -- 0.9%
            Anadarko Finance Co.
             Company Guar. Notes
             7.50% due 05/01/2031............        89,000    110,763
            Empresa Nacional del Petroleo
             Senior Notes
             3.75% due 08/05/2026*...........       500,000    499,820
            MEG Energy Corp.
             Company Guar. Notes
             6.38% due 01/30/2023*...........     1,659,000  1,447,477
            MEG Energy Corp.
             Sec. Notes
             6.50% due 01/15/2025*...........     1,037,000  1,012,371
            Tengizchevroil Finance Co.
             International, Ltd.
             Senior Sec. Notes
             4.00% due 08/15/2026*...........       200,000    198,166
                                                            ----------
                                                             3,268,597
                                                            ----------
          Oil Companies-Integrated -- 1.5%
            BP Capital Markets PLC
             Company Guar. Notes
             1.38% due 11/06/2017............       228,000    227,968
            BP Capital Markets PLC
             Company Guar. Notes
             2.97% due 02/27/2026............ EUR   250,000    337,814
            BP Capital Markets PLC
             Company Guar. Notes
             3.25% due 05/06/2022............       103,000    106,698
            Ecopetrol SA
             Senior Notes
             4.13% due 01/16/2025............       200,000    200,500
            Lukoil International Finance BV
             Company Guar. Notes
             4.75% due 11/02/2026*...........       200,000    210,540
            Pertamina Persero PT
             Senior Notes
             4.88% due 05/03/2022*...........       300,000    321,708
            Petrobras Global Finance BV
             Company Guar. Notes
             6.75% due 01/27/2041............       290,000    288,550

                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
          Oil Companies-Integrated (continued)
            Petrobras Global Finance BV
             Company Guar. Notes
             7.38% due 01/17/2027.............. $   150,000 $  165,150
            Petrobras Global Finance BV
             Company Guar. Notes
             8.75% due 05/23/2026..............     155,000    186,194
            Petroleos de Venezuela SA
             Company Guar. Notes
             6.00% due 05/16/2024(16)..........     950,000    288,800
            Petroleos de Venezuela SA
             Company Guar. Notes
             6.00% due 11/15/2026(16)..........   2,000,000    607,000
            Petroleos Mexicanos
             Company Guar. Notes
             5.50% due 06/27/2044..............     119,000    110,967
            Petroleos Mexicanos
             Company Guar. Notes
             6.75% due 09/21/2047*.............     207,000    220,227
            Petroleos Mexicanos
             Company Guar. Notes
             6.75% due 09/21/2047..............   1,024,000  1,089,433
            Petronas Capital, Ltd.
             Company Guar. Notes
             3.50% due 03/18/2025..............     275,000    283,395
            Petronas Capital, Ltd.
             Company Guar. Notes
             5.25% due 08/12/2019..............     450,000    474,630
            Shell International Finance BV
             Company Guar. Notes
             1.25% due 11/10/2017..............     152,000    151,966
            Shell International Finance BV
             Company Guar. Notes
             2.13% due 05/11/2020..............     166,000    167,021
            Shell International Finance BV
             Company Guar. Notes
             2.25% due 11/10/2020..............     176,000    177,282
                                                            ----------
                                                             5,615,843
                                                            ----------
          Oil Refining & Marketing -- 0.3%
            Cosan Luxembourg SA
             Company Guar. Notes
             7.00% due 01/20/2027*.............     550,000    596,090
            Reliance Industries, Ltd.
             Senior Notes
             4.13% due 01/28/2025*.............     250,000    259,882
            Thai Oil PCL
             Senior Notes
             3.63% due 01/23/2023*.............     200,000    205,154
                                                            ----------
                                                             1,061,126
                                                            ----------
          Oil-Field Services -- 0.4%
            KCA Deutag UK Finance PLC
             Senior Sec. Notes
             9.88% due 04/01/2022*.............     876,000    908,850
            Trinidad Drilling, Ltd.
             Company Guar. Notes
             6.63% due 02/15/2025*.............     300,000    280,500

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                  Principal     Value
                 Security Description             Amount**     (Note 2)
        FOREIGN CORPORATE BONDS & NOTES (continued)
        Oil-Field Services (continued)
          Weatherford International, Ltd.
           Company Guar. Notes
           9.88% due 02/15/2024*...............   $   450,000 $  495,000
                                                              ----------
                                                               1,684,350
                                                              ----------
        Paper & Related Products -- 0.3%
          Cascades, Inc.
           Company Guar. Notes
           5.50% due 07/15/2022*...............       275,000    285,313
          Cascades, Inc.
           Company Guar. Notes
           5.75% due 07/15/2023*...............       753,000    790,650
                                                              ----------
                                                               1,075,963
                                                              ----------
        Petrochemicals -- 0.1%
          Alpek SAB de CV
           Company Guar. Notes
           5.38% due 08/08/2023*...............       200,000    212,600
          Equate Petrochemical BV
           Company Guar. Notes
           4.25% due 11/03/2026*...............       200,000    205,660
                                                              ----------
                                                                 418,260
                                                              ----------
        Printing-Commercial -- 0.4%
          Cimpress NV
           Company Guar. Notes
           7.00% due 04/01/2022*...............     1,420,000  1,471,475
                                                              ----------
        Real Estate Investment Trusts -- 0.2%
          Goodman Australia Finance Pty, Ltd.
           Company Guar. Notes
           1.38% due 09/27/2025*............... EUR   500,000    589,739
          Trust F/1401
           Senior Notes
           5.25% due 01/30/2026*...............       200,000    213,500
                                                              ----------
                                                                 803,239
                                                              ----------
        Retail-Major Department Stores -- 0.2%
          El Puerto de Liverpool SAB de CV
           Company Guar. Notes
           3.88% due 10/06/2026................       380,000    380,000
          El Puerto de Liverpool SAB de CV
           Company Guar. Notes
           3.88% due 10/06/2026*...............       200,000    200,000
                                                              ----------
                                                                 580,000
                                                              ----------
        Satellite Telecom -- 0.6%
          Intelsat Jackson Holdings SA
           Company Guar. Notes
           5.50% due 08/01/2023................       860,000    728,850
          Intelsat Luxembourg SA
           Company Guar. Notes
           8.13% due 06/01/2023................       795,000    496,875
          Telesat Canada/Telesat LLC
           Company Guar. Notes
           8.88% due 11/15/2024*...............       841,000    947,176
                                                              ----------
                                                               2,172,901
                                                              ----------

                                                      Principal     Value
                Security Description                  Amount**     (Note 2)
    Semiconductor Equipment -- 0.1%
      Sensata Technologies BV
       Company Guar. Notes
       4.88% due 10/15/2023*.......................   $   444,000 $  466,755
                                                                  ----------
    Special Purpose Entity -- 0.0%
      Hellas Telecommunications Luxembourg II SCA
       Sub. Notes
       8.46% due 01/15/2015*+(3)(4)(5)(6)..........     1,330,000          0
                                                                  ----------
    Steel-Producers -- 0.3%
      ArcelorMittal
       Senior Notes
       6.13% due 06/01/2025........................       870,000  1,000,500
      Evraz Group SA
       Senior Notes
       5.38% due 03/20/2023*.......................       200,000    205,650
                                                                  ----------
                                                                   1,206,150
                                                                  ----------
    SupraNational Banks -- 0.2%
      European Investment Bank
       Senior Notes
       1.63% due 08/14/2020........................       384,000    382,271
      North American Development Bank
       Senior Notes
       2.30% due 10/10/2018........................       434,000    436,584
                                                                  ----------
                                                                     818,855
                                                                  ----------
    Telephone-Integrated -- 0.2%
      Oi SA
       Senior Notes
       9.75% due 09/15/2016*+(4)(5)(6)............. BRL   575,000     50,834
      Telecom Italia Capital SA
       Company Guar. Notes
       7.72% due 06/04/2038........................       258,000    330,962
      Telefonica Emisiones SAU
       Company Guar. Notes
       4.10% due 03/08/2027........................       151,000    156,227
      Telefonica Emisiones SAU
       Company Guar. Notes
       5.21% due 03/08/2047........................       205,000    225,610
                                                                  ----------
                                                                     763,633
                                                                  ----------
    Transport-Marine -- 0.1%
      PT Pelabuhan Indonesia II
       Senior Notes
       4.25% due 05/05/2025*.......................       300,000    308,094
                                                                  ----------
    Transport-Rail -- 0.4%
      Canadian Pacific Railway Co.
       Senior Notes
       6.13% due 09/15/2115........................       115,000    146,293
      Kazakhstan Temir Zholy Finance BV
       Company Guar. Notes
       6.95% due 07/10/2042........................     1,200,000  1,341,216
                                                                  ----------
                                                                   1,487,509
                                                                  ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                Principal     Value
                Security Description            Amount**     (Note 2)
         FOREIGN CORPORATE BONDS & NOTES (continued)
         Transport-Services -- 0.1%
           Transnet SOC, Ltd.
            Senior Notes
            4.00% due 07/26/2022.............   $   400,000 $   393,560
                                                            -----------
         Total Foreign Corporate Bonds & Notes
            (cost $72,205,064)...............                72,160,229
                                                            -----------
         FOREIGN GOVERNMENT OBLIGATIONS -- 15.8%
         Banks-Export/Import -- 0.3%
           Export Credit Bank of Turkey
            Senior Notes
            4.25% due 09/18/2022*............     1,100,000   1,082,875
                                                            -----------
         Banks-Special Purpose -- 0.3%
           Brazilian Development Bank
            Senior Notes
            4.75% due 05/09/2024*............       228,000     229,425
           Corp Financiera de Desarrollo SA
            Senior Notes
            4.75% due 02/08/2022.............       500,000     535,000
           Hungarian Development Bank
            Government Guar. Notes
            6.25% due 10/21/2020.............       400,000     441,407
                                                            -----------
                                                              1,205,832
                                                            -----------
         Central Bank -- 0.3%
           Central Bank of Tunisia
            Senior Notes
            5.75% due 01/30/2025.............     1,300,000   1,264,541
                                                            -----------
         Sovereign -- 14.9%
           Dominican Republic
            Senior Bonds
            5.50% due 01/27/2025*............       415,000     438,863
           Dominican Republic
            Senior Bonds
            5.88% due 04/18/2024.............       380,000     412,300
           Dominican Republic
            Senior Bonds
            5.95% due 01/25/2027*............       250,000     268,750
           Dominican Republic
            Senior Bonds
            6.85% due 01/27/2045.............       750,000     839,062
           Dominican Republic
            Senior Bonds
            7.45% due 04/30/2044.............       600,000     714,750
           Dominican Republic
            Senior Bonds
            8.63% due 04/20/2027.............       350,000     426,125
           Federal Republic of Germany
            Bonds
            2.50% due 08/15/2046............. EUR   355,000     546,368
           Government of Egypt
            Senior Notes
            5.75% due 04/29/2020.............       380,000     393,452
           Government of Egypt
            Senior Notes
            6.13% due 01/31/2022*............       300,000     310,467
           Government of Egypt
            Senior Notes
            6.88% due 04/30/2040.............       200,000     193,687

                                           Principal    Value
                  Security Description     Amount**    (Note 2)
                Sovereign (continued)
                  Government of Egypt
                   Senior Notes
                   8.50% due 01/31/2047... $  715,000 $  796,623
                  Government of Jamaica
                   Senior Notes
                   6.75% due 04/28/2028...    200,000    230,500
                  Government of Jamaica
                   Senior Notes
                   8.00% due 03/15/2039...  1,000,000  1,237,500
                  Government of Romania
                   Senior Notes
                   6.13% due 01/22/2044...    780,000    990,748
                  Government of Ukraine
                   Senior Notes
                   7.38% due 09/25/2032*..  1,000,000    973,750
                  Government of Ukraine
                   Senior Notes
                   7.75% due 09/01/2026...    700,000    720,279
                  Government of Ukraine
                   Senior Notes
                   7.75% due 09/01/2027...    150,000    153,840
                  Kingdom of Bahrain
                   Senior Bonds
                   7.50% due 09/20/2047*..    565,000    552,502
                  Kingdom of Jordan
                   Senior Notes
                   5.75% due 01/31/2027...    400,000    392,231
                  Kingdom of Jordan
                   Senior Notes
                   5.75% due 01/31/2027*..    450,000    441,260
                  Republic of Argentina
                   Senior Notes
                   5.63% due 01/26/2022...    640,000    672,000
                  Republic of Argentina
                   Senior Notes
                   6.88% due 04/22/2021...    650,000    708,500
                  Republic of Argentina
                   Senior Notes
                   7.63% due 04/22/2046...    479,000    531,690
                  Republic of Argentina
                   Senior Notes
                   8.28% due 12/31/2033...    280,408    325,273
                  Republic of Azerbaijan
                   Senior Notes
                   4.75% due 03/18/2024...  1,500,000  1,541,250
                  Republic of Belarus
                   Senior Bonds
                   7.63% due 06/29/2027*..    450,000    502,256
                  Republic of Chile
                   Senior Notes
                   3.86% due 06/21/2047...    550,000    559,625
                  Republic of Colombia
                   Senior Notes
                   4.38% due 07/12/2021...    300,000    320,100
                  Republic of Colombia
                   Senior Bonds
                   7.38% due 09/18/2037...    400,000    527,600

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                             Principal      Value
                Security Description         Amount**      (Note 2)
              FOREIGN GOVERNMENT OBLIGATIONS (continued)
              Sovereign (continued)
                Republic of Colombia
                 Senior Notes
                 8.13% due 05/21/2024......   $  500,000  $  640,000
                Republic of Costa Rica
                 Senior Bonds
                 7.16% due 03/12/2045......      300,000     324,000
                Republic of Ecuador
                 Senior Notes
                 9.65% due 12/13/2026*.....      700,000     738,500
                Republic of El Salvador
                 Senior Bonds
                 8.63% due 02/28/2029*.....      350,000     392,875
                Republic of Ghana
                 Senior Notes
                 8.13% due 01/18/2026......      400,000     425,128
                Republic of Guatemala
                 Senior Notes
                 4.38% due 06/05/2027*.....      460,000     455,400
                Republic of Guatemala
                 Senior Notes
                 4.88% due 02/13/2028......      800,000     818,000
                Republic of Guatemala
                 Senior Notes
                 5.75% due 06/06/2022......      740,000     802,900
                Republic of Honduras
                 Senior Notes
                 6.25% due 01/19/2027......      800,000     860,272
                Republic of Hungary
                 Senior Notes
                 5.38% due 02/21/2023......      500,000     563,910
                Republic of Indonesia
                 Senior Notes
                 3.70% due 01/08/2022......      700,000     726,383
                Republic of Indonesia
                 Senior Notes
                 6.63% due 02/17/2037......      400,000     509,360
                Republic of Iraq
                 Senior Notes
                 6.75% due 03/09/2023*.....      500,000     496,502
                Republic of Italy
                 Bonds
                 1.20% due 04/01/2022...... EUR  150,000     181,203
                Republic of Italy
                 Bonds
                 4.75% due 09/01/2044...... EUR  120,000     179,696
                Republic of Italy
                 Bonds
                 6.50% due 11/01/2027...... EUR   75,000     123,890
                Republic of Ivory Coast
                 Senior Notes
                 6.13% due 06/15/2033*.....    1,600,000   1,571,475
                Republic of Lebanon
                 Senior Notes
                 5.80% due 04/14/2020......      390,000     390,612
                Republic of Lebanon
                 Senior Notes
                 6.60% due 11/27/2026......      900,000     882,918

                                            Principal    Value
                  Security Description      Amount**    (Note 2)
               Sovereign (continued)
                 Republic of Lebanon
                  Senior Notes
                  6.65% due 04/22/2024..... $  600,000 $  600,516
                 Republic of Lebanon
                  Senior Notes
                  8.25% due 04/12/2021.....    840,000    905,856
                 Republic of Lithuania
                  Senior Notes
                  6.63% due 02/01/2022.....    500,000    586,250
                 Republic of Lithuania
                  Senior Notes
                  7.38% due 02/11/2020.....    550,000    617,186
                 Republic of Namibia
                  Senior Notes
                  5.25% due 10/29/2025.....    570,000    579,166
                 Republic of Panama
                  Senior Notes
                  3.75% due 03/16/2025.....    600,000    627,600
                 Republic of Paraguay
                  Senior Notes
                  6.10% due 08/11/2044.....    650,000    729,625
                 Republic of Peru
                  Senior Notes
                  5.63% due 11/18/2050.....    330,000    416,625
                 Republic of Peru
                  Senior Notes
                  6.55% due 03/14/2037.....    300,000    403,500
                 Republic of Peru
                  Senior Notes
                  8.75% due 11/21/2033.....    750,000  1,180,500
                 Republic of Poland
                  Senior Notes
                  3.00% due 03/17/2023.....  1,500,000  1,535,400
                 Republic of Poland
                  Senior Notes
                  5.13% due 04/21/2021.....    550,000    602,937
                 Republic of Serbia
                  Senior Notes
                  7.25% due 09/28/2021.....  1,000,000  1,154,500
                 Republic of South Africa
                  Senior Notes
                  4.67% due 01/17/2024.....  1,000,000  1,023,000
                 Republic of South Africa
                  Senior Notes
                  5.65% due 09/27/2047.....    220,000    218,662
                 Republic of South Africa
                  Senior Notes
                  6.25% due 03/08/2041.....  1,300,000  1,404,325
                 Republic of Sri Lanka
                  Senior Notes
                  6.25% due 10/04/2020.....    200,000    213,054
                 Republic of Sri Lanka
                  Senior Notes
                  6.83% due 07/18/2026*....    265,000    291,014
                 Republic of Sri Lanka
                  Senior Notes
                  6.83% due 07/18/2026.....    900,000    988,350

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                              Principal     Value
                 Security Description         Amount**     (Note 2)
            FOREIGN GOVERNMENT OBLIGATIONS (continued)
            Sovereign (continued)
              Republic of Sri Lanka
               Senior Notes
               6.85% due 11/03/2025*........   $  400,000 $  439,110
              Republic of Sri Lanka
               Senior Notes
               6.85% due 11/03/2025.........      700,000    768,443
              Republic of the Philippines
               Senior Notes
               4.00% due 01/15/2021.........    1,350,000  1,431,811
              Republic of Turkey
               Senior Notes
               3.25% due 03/23/2023.........      400,000    380,309
              Republic of Turkey
               Senior Notes
               5.75% due 05/11/2047.........      460,000    452,217
              Republic of Turkey
               Senior Notes
               6.25% due 09/26/2022.........      300,000    329,049
              Republic of Turkey
               Senior Notes
               7.25% due 03/05/2038.........      300,000    352,476
              Republic of Turkey
               Senior Notes
               8.00% due 02/14/2034.........      750,000    933,225
              Republic of Venezuela
               Senior Notes
               8.25% due 10/13/2024(16).....      960,000    324,000
              Republic of Venezuela
               Senior Notes
               9.25% due 05/07/2028(16).....      650,000    222,755
              Republic of Venezuela
               Senior Notes
               9.38% due 01/13/2034(16).....      817,000    287,993
              Russian Federation
               Senior Notes
               4.88% due 09/16/2023.........      800,000    871,168
              Russian Federation
               Bonds
               5.00% due 04/29/2020.........    1,000,000  1,060,000
              Russian Federation
               Senior Bonds
               5.25% due 06/23/2047*........      800,000    817,322
              United Kingdom Gilt Treasury
               Bonds
               3.50% due 01/22/2045......... GBP  400,000    711,877
              United Kingdom Gilt Treasury
               Bonds
               4.50% due 09/07/2034......... GBP  380,000    711,608
              United Mexican States
               Senior Notes
               4.13% due 01/21/2026.........      850,000    895,475
              United Mexican States
               Senior Notes
               4.15% due 03/28/2027.........      205,000    215,465
              United Mexican States
               Senior Notes
               4.35% due 01/15/2047.........      628,000    610,730

                                                   Principal    Value
                 Security Description              Amount**    (Note 2)
       Sovereign (continued)
         United Mexican States
          Senior Bonds
          4.75% due 03/08/2044.................... $   53,000 $    54,617
         United Mexican States
          Senior Notes
          6.05% due 01/11/2040....................    900,000   1,080,000
                                                              -----------
                                                               54,832,091
                                                              -----------
       Total Foreign Government Obligations
          (cost $58,078,211)......................             58,385,339
                                                              -----------
       U.S. GOVERNMENT AGENCIES -- 8.4%
       Federal Home Loan Mtg. Corp. -- 3.1%
          2.50% due 01/01/2028....................    247,071     250,570
          2.50% due 04/01/2028....................     82,289      83,429
          2.50% due 03/01/2031....................    133,839     134,904
          3.00% due 07/01/2045....................  2,366,911   2,377,404
          3.00% due 10/01/2045....................    807,824     811,531
          3.50% due 03/01/2042....................    338,455     350,821
          3.50% due 04/01/2042....................    338,979     351,362
          3.50% due 09/01/2043....................    327,159     339,779
          3.50% due 07/01/2045....................  3,266,896   3,380,096
          4.00% due 01/01/2046....................    395,589     419,990
          4.50% due 02/01/2020....................      2,654       2,713
          4.50% due 08/01/2020....................      9,558       9,772
          4.50% due 03/01/2039....................  1,529,928   1,659,356
          4.50% due 12/01/2039....................      7,670       8,355
          5.00% due 02/01/2034....................     22,866      25,091
          5.00% due 05/01/2034....................     33,371      36,931
          5.00% due 11/01/2043....................    236,450     259,332
          5.50% due 05/01/2037....................     55,418      61,628
          6.00% due 03/01/2040....................     44,897      50,965
          6.50% due 02/01/2035....................     10,433      11,564
         Federal Home Loan Mtg. Corp. FRS
          2.91% (6 ML+1.53%)
          due 02/01/2037..........................     18,684      19,330
          3.60% (12 ML+1.89%)
          due 11/01/2037..........................    117,606     124,143
         Federal Home Loan Mtg. Corp. REMIC FRS
          Series 3572, Class JS
          5.57% (6.80%-1ML)
          due 09/15/2039(1)(7)(8).................    505,101      67,173
         Federal Home Loan Mtg. Corp. REMIC
          Series 1103, Class N
          11.50% due 06/15/2021(1)(7).............        372          33
         Federal Home Loan Mtg. Corp. Structured
          Agency Credit Risk FRS
          Series 2015-DNA1, Class M2
          3.09% (1 ML+1.85%)
          due 10/25/2027(1).......................    200,000     204,317
         Federal Home Loan Mtg. Corp. Structured
          Agency Credit Risk FRS
          Series 2014-DN1, Class M2
          3.44% (1 ML+2.20%)
          due 02/25/2024(1).......................     65,548      67,653
         Federal Home Loan Mtg. Corp. Structured
          Agency Credit Risk FRS
          Series 2015-HQ1, Class M2
          3.44% (1 ML+2.20%)
          due 03/25/2025(1).......................    180,039     181,549

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                   Principal    Value
                 Security Description              Amount**    (Note 2)
       U.S. GOVERNMENT AGENCIES (continued)
       Federal Home Loan Mtg. Corp. (continued)
         Federal Home Loan Mtg. Corp. Structured
          Agency Credit Risk FRS
          Series 2014-HQ3, Class M2
          3.89% (1 ML+2.65%)
          due 10/25/2024(1)....................... $  101,472 $   101,845
         Federal Home Loan Mtg. Corp. Structured
          Agency Credit Risk FRS
          Series 2015-HQA1, Class M2
          3.89% (1 ML+2.65%)
          due 03/25/2028(1).......................    257,277     262,920
                                                              -----------
                                                               11,654,556
                                                              -----------
       Federal National Mtg. Assoc. -- 5.2%
         Federal National Mtg. Assoc. FRS
          2.97% (6 ML+1.54%)
          due 09/01/2035..........................     76,733      79,425
         Federal National Mtg. Assoc. FRS
          3.13% (1 Yr USTYCR+2.19%)
          due 10/01/2035..........................     96,482     101,786
         Federal National Mtg. Assoc. FRS
          3.13% (12 ML+1.82%)
          due 10/01/2040..........................     28,785      30,097
         Federal National Mtg. Assoc. FRS
          3.18% (1 Yr USTYCR+2.26%)
          due 11/01/2036..........................     48,443      51,105
         Federal National Mtg. Assoc. FRS
          3.21% (12 ML+1.57%)
          due 05/01/2037..........................     27,000      28,235
         Federal National Mtg. Assoc. FRS
          3.27% (12 ML+1.83%)
          due 10/01/2040..........................     50,838      53,325
         Federal National Mtg. Assoc. FRS
          3.34% (12 ML+1.77%)
          due 05/01/2040..........................    102,149     107,157
         Federal National Mtg. Assoc. FRS
          3.36% (12 ML+1.66%)
          due 07/01/2039..........................     76,036      80,096
         Federal National Mtg. Assoc. FRS
          3.60% (12 ML+1.91%)
          due 08/01/2035..........................     70,180      74,639
          2.50% due 12/01/2026....................    583,549     592,450
          2.50% due 09/01/2027....................    465,182     471,449
          3.00% due 10/01/2027....................    274,127     282,467
          3.00% due 11/01/2027....................    267,271     275,376
          3.00% due 10/01/2030....................    219,220     225,721
          3.00% due 10/01/2032....................    280,000     287,882
          3.00% due 12/01/2042....................    140,412     141,649
          3.00% due 06/01/2045....................     42,812      43,129
          3.00% due October TBA...................  1,000,000   1,003,281
          3.50% due 08/01/2026....................    101,792     106,025
          3.50% due 08/01/2027....................     73,131      76,176
          3.50% due 10/01/2028....................     38,745      40,594
          3.50% due October TBA...................  1,936,000   2,016,162
          3.50% due 02/01/2043....................    131,278     136,451
          3.50% due 10/01/2045....................    276,965     287,072
          3.50% due 11/01/2045....................    254,122     262,165

                                                  Principal    Value
                 Security Description             Amount**    (Note 2)
       Federal National Mtg. Assoc. (continued)
          3.50% due 12/01/2045.................. $ 1,295,127 $ 1,336,118
          3.50% due 03/01/2046..................   2,854,137   2,944,472
          3.50% due 07/01/2046..................     176,216     182,543
          4.00% due 11/01/2025..................     164,308     172,695
          4.00% due 10/01/2043..................     338,829     361,195
          4.00% due 02/01/2045..................   1,975,839   2,104,771
          4.00% due 06/01/2046..................   1,315,849   1,386,023
          4.00% due 05/01/2047..................     684,005     720,523
          4.50% due 06/01/2019..................       9,989      10,216
          4.50% due 11/01/2022..................      33,051      34,088
          4.50% due 06/01/2023..................      18,471      19,460
          4.50% due 08/01/2045..................   2,056,776   2,257,635
          4.50% due 04/01/2047..................     468,857     503,473
          5.00% due 06/01/2019..................       8,024       8,212
          5.00% due 01/01/2023..................      10,030      10,376
          5.00% due 03/01/2034..................      22,345      24,619
          5.00% due 05/01/2035..................      12,414      13,675
          5.00% due 05/01/2040..................      91,534     100,099
          5.00% due 07/01/2040..................      92,262     100,779
          5.50% due 06/01/2038..................      28,318      31,597
          6.00% due 02/01/2032..................       4,868       5,476
          6.00% due 05/01/2034..................       1,970       2,251
          6.00% due 10/01/2034..................      19,875      22,357
          7.50% due 01/01/2030..................       1,203       1,232
          8.00% due 11/01/2028..................       3,574       3,996
         Federal National Mtg. Assoc. REMIC
          Series 1989-2, Class D
          8.80% due 01/25/2019(1)...............       1,017       1,048
                                                             -----------
                                                              19,212,843
                                                             -----------
       Tennessee Valley Authority -- 0.1%
          1.75% due 10/15/2018..................     238,000     238,798
                                                             -----------
       Total U.S. Government Agencies
          (cost $31,477,070)....................              31,106,197
                                                             -----------
       U.S. GOVERNMENT TREASURIES -- 6.6%
       United States Treasury Bonds -- 1.4%
          2.25% due 08/15/2027..................   1,500,000   1,489,805
          2.50% due 05/15/2046..................   1,745,000   1,621,487
          3.00% due 02/15/2047..................     285,000     293,160
          3.00% due 05/15/2047..................   1,550,000   1,594,926
                                                             -----------
                                                               4,999,378
                                                             -----------
       United States Treasury Notes -- 5.2%
          1.38% due 07/31/2019..................   7,400,000   7,388,148
          1.63% due 05/15/2026..................     569,000     539,705
          1.75% due 09/30/2022..................     184,000     182,304
          1.88% due 02/28/2022..................     454,000     454,142
          1.88% due 04/30/2022..................     500,000     499,551
          2.13% due 07/31/2024..................      62,000      61,910
          3.50% due 02/15/2018..................  10,000,000  10,085,169
                                                             -----------
                                                              19,210,929
                                                             -----------
       Total U.S. Government Treasuries
          (cost $24,501,406)....................              24,210,307
                                                             -----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                  Principal
                                                   Amount/      Value
                 Security Description             Shares**     (Note 2)
       LOANS (11)(12)(13) -- 0.5%
       E-Commerce/Services -- 0.3%
         RentPath LLC FRS
          2nd Lien
          10.25% (1ML+9.00%)
          due 12/17/2022........................   $1,062,906 $1,023,047
                                                              ----------
       Publishing-Books -- 0.2%
         Houghton Mifflin Harcourt
          Publishers, Inc. FRS
          BTL-B
          4.23% (1ML+3.00%)
          due 05/29/2021........................      676,539    651,169
                                                              ----------
       Total Loans
          (cost $1,675,172).....................               1,674,216
                                                              ----------
       COMMON STOCKS -- 0.1%
       Television -- 0.1%
         ION Media Networks, Inc.+(3)(4)
          (cost $7).............................          655    498,684
                                                              ----------
       PREFERRED SECURITIES -- 0.1%
       Electric-Distribution -- 0.0%
         Entergy Louisiana LLC
          4.70%.................................        6,500    162,370
                                                              ----------
       Sovereign Agency -- 0.0%
         Federal Home Loan Mtg. Corp.
          Series Z
          8.38%+................................        7,375     50,371
                                                              ----------
       Telecom Services -- 0.1%
         Qwest Corp.
          6.13%.................................        7,725    195,984
                                                              ----------
       Total Preferred Securities
          (cost $469,495).......................                 408,725
                                                              ----------
       PREFERRED SECURITIES/CAPITAL SECURITIES -- 2.0%
       Banks-Commercial -- 0.1%
         Rabobank Nederland
          11.00% due 06/30/2019*(9).............      152,000    171,760
                                                              ----------
       Banks-Super Regional -- 0.1%
         SunTrust Banks, Inc.
          5.05% due 06/15/2022(9)...............      269,000    275,052
         Wells Fargo Capital X
          5.95% due 12/01/2086..................      120,000    135,000
                                                              ----------
                                                                 410,052
                                                              ----------
       Diversified Banking Institutions -- 0.4%
         BAC Capital Trust XIII
          Series F
          4.00% due 10/20/2017(9)...............      575,000    507,437
         HSBC Holdings PLC
          6.00% due 05/22/2027(9)...............      273,000    285,531
         JPMorgan Chase & Co.
          Series U
          6.13% due 04/30/2024(9)...............      386,000    425,083
         Societe Generale SA
          7.88% due 12/18/2023*(9)..............      356,000    395,783
                                                              ----------
                                                               1,613,834
                                                              ----------
       Electric-Generation -- 0.1%
         Electricite de France SA
          4.25% due 01/29/2020(9)............... EUR  200,000    250,858

                                                                  Value
                  Security Description                Shares**   (Note 2)
      Electric-Generation (continued)
        Electricite de France SA
         5.38% due 01/29/2025(9).................... EUR 200,000 $264,732
                                                                 --------
                                                                  515,590
                                                                 --------
      Electric-Integrated -- 0.1%
        Dominion Resources, Inc.
         5.75% due 10/01/2054.......................     170,000  183,600
        Southern Co.
         Series B
         5.50% due 03/15/2057.......................     130,000  137,497
                                                                 --------
                                                                  321,097
                                                                 --------
      Finance-Investment Banker/Broker -- 0.0%
        Lehman Brothers Holdings Capital Trust VII
         Escrow Security
         0.00%+(3)(4)...............................     222,000       22
                                                                 --------
      Finance-Other Services -- 0.1%
        National Rural Utilities Cooperative
         Finance Corp.
         4.75% due 04/30/2043.......................     293,000  304,183
                                                                 --------
      Food-Dairy Products -- 0.2%
        Land O'Lakes Capital Trust I
         7.45% due 03/15/2028*......................     730,000  830,375
                                                                 --------
      Gas-Distribution -- 0.1%
        Centrica PLC
         3.00% due 04/10/2076....................... EUR 150,000  182,985
                                                                 --------
      Insurance-Life/Health -- 0.0%
        Prudential Financial, Inc.
         Jr. Sub. Notes
         4.50% due 09/15/2047.......................      90,000   91,359
                                                                 --------
      Insurance-Multi-line -- 0.2%
        MetLife, Inc.
         6.40% due 12/15/2066.......................     287,000  330,767
        Zurich Finance UK PLC
         6.63% due 10/02/2022(9).................... GBP 150,000  238,374
                                                                 --------
                                                                  569,141
                                                                 --------
      Oil Companies-Integrated -- 0.1%
        TOTAL SA
         3.88% due 05/18/2022(9).................... EUR 285,000  368,885
                                                                 --------
      Pipelines -- 0.3%
        Enbridge, Inc.
         5.50% due 07/15/2077.......................     389,000  393,863
        EnLink Midstream Partners LP
         6.00% due 12/15/2022(9)....................     144,000  144,116
        Enterprise Products Operating LLC
         Company Guar. Notes
         4.88% due 08/16/2077.......................     122,000  122,610
        Enterprise Products Operating LLC
         Company Guar. Notes
         5.25% due 08/16/2077.......................     107,000  107,936
        TransCanada Trust
         5.30% due 03/15/2077.......................     107,000  109,541
        TransCanada Trust
         5.63% due 05/20/2075.......................      90,000   95,445
                                                                 --------
                                                                  973,511
                                                                 --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

                                                   Principal
                                                    Amount/        Value
               Security Description                Shares**       (Note 2)
    PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
    Telephone-Integrated -- 0.0%
      Orange SA
       5.25% due 02/07/2024(9).................. EUR   125,000  $    170,520
                                                                ------------
    Tools-Hand Held -- 0.1%
      Stanley Black & Decker, Inc.
       5.75% due 12/15/2053.....................       338,000       351,520
                                                                ------------
    Water -- 0.1%
      Suez
       3.00% due 06/23/2020(9).................. EUR   400,000       498,762
                                                                ------------
    Total Preferred Securities/Capital Securities
       (cost $6,771,304)........................                   7,373,596
                                                                ------------
    Total Long-Term Investment Securities
       (cost $359,027,185)......................                 363,608,350
                                                                ------------
    SHORT-TERM INVESTMENT SECURITIES -- 0.5%
    Time Deposits -- 0.5%
      Euro Time Deposit with State Street Bank
       and Trust Co.
       0.12% due 10/02/2017
       (cost $2,031,000)........................   $ 2,031,000     2,031,000
                                                                ------------
    REPURCHASE AGREEMENTS -- 0.7%
      Agreement with Fixed Income Clearing
       Corp., bearing interest at 0.12%, dated
       09/29/2017, to be repurchased
       10/02/2017 in the amount of
       $2,731,027 collateralized by $2,795,000
       of United States Treasury Notes,
       bearing interest at 2.25% due
       02/15/2027 and having an approximate
       value of $2,790,162
       (cost $2,731,000)........................     2,731,000     2,731,000
                                                                ------------
    TOTAL INVESTMENTS
       (cost $363,789,185) (10).................          99.8%  368,370,350
    Other assets less liabilities...............           0.2       702,706
                                                 -------------  ------------
    NET ASSETS                                           100.0% $369,073,056
                                                 =============  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $108,026,132 representing 29.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   Denominated in United States Dollars unless otherwise indicated.
+    Non-income producing security
(1)  Collateralized Mortgage Obligation
(2)  Commercial Mortgage Backed Security
(3)  Securities are classified as Level 3 (see Note 2).
(4) Illiquid security. At September 30, 2017, the aggregate value of these securities was $556,679 representing 0.2% of net assets.
(5)  Security in default of interest and principal at maturity.
(6)  Company has filed for bankruptcy protection.
(7)  Interest Only
(8) Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2017.
(9)  Perpetual maturity - maturity date reflects the next call date.
(10) See Note 5 for cost of investments on a tax basis.
(11) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13) All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(14) Certain variable rate securities are not based on a published reference rate and spread but are determined by these issues or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(15) Subsequent to September 30, 2017, company has filed for bankruptcy protection.
(16) Subsequent to September 30, 2017, security is in default of interest.
BTL --Bank Term Loan
REMIC --Real Estate Mortgage Investment Conduit
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
ULC --Unlimited Liability Corp.
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current rates at September 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend
BRL --Brazilian Real
EUR --Euro Currency
GBP --British Pound
Index Legend
1    ML -- 1 Month USD LIBOR
1    Yr USTYCR -- 1 Year US Treasury Yield Curve Rate
12   ML -- 12 Month USD LIBOR
6    ML -- 6 Month USD LIBOR

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)


Forward Foreign Currency Contracts

                            Contract     In Exchange     Delivery   Unrealized   Unrealized
   Counterparty            to Deliver        For           Date    Appreciation Depreciation
--------------------------------------------------------------------------------------------
JPMorgan Chase Bank N.A  EUR 10,087,000 USD  11,939,821 10/20/2017   $  7,153     $     --
                         EUR 10,063,350 USD  12,046,212 11/16/2017    124,575           --
                         GBP  2,047,125 USD   2,684,006 10/20/2017         --      (60,674)
                         JPY 67,130,510 USD     607,769 10/20/2017     10,726           --
                         USD    679,411 EUR     565,000 10/20/2017         --      (11,030)
                         USD    596,134 JPY  67,130,510 10/20/2017        909           --
                                                                     --------     --------
         Net Unrealized Appreciation/(Depreciation)......            $143,363     $(71,704)
                                                                     ========     ========

--------
EUR --Euro Currency
GBP --Pound Sterling
JPY --Japanese Yen
USD --United States Dollar

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2017 (see Note 2):

                                          Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                              Quoted Prices     Observable Inputs  Unobservable Inputs      Total
-                                         --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities..................       $     --          $ 22,482,469           $     --        $ 22,482,469
U.S. Corporate Bonds & Notes:
  Airlines...............................             --             1,202,718             83,069           1,285,787
  Finance-Investment Banker/Broker.......             --               977,934                 64             977,998
  Gambling (Non-Hotel)...................             --             1,295,113              7,075           1,302,188
  Rubber/Plastic Products................             --                    --                  0                   0
  Other Industries.......................             --           141,742,615                 --         141,742,615
Foreign Corporate Bonds & Notes:
  Special Purpose Entity.................             --                    --                  0                   0
  Other Industries.......................             --            72,160,229                 --          72,160,229
Foreign Government Obligation............             --            58,385,339                 --          58,385,339
U.S. Government Agencies.................             --            31,106,197                 --          31,106,197
U.S. Government Treasuries...............             --            24,210,307                 --          24,210,307
Loans....................................                            1,674,216                 --           1,674,216
Common Stocks............................             --                    --            498,684             498,684
Preferred Securities.....................        408,725                    --                 --             408,725
Preferred Securities/Capital Securities:
  Finance-Investment Banker/Broker.......             --                    --                 22                  22
  Other Industries.......................             --             7,373,574                 --           7,373,574
Short-Term Investment Securities.........             --             2,031,000                 --           2,031,000
Repurchase Agreements....................             --             2,731,000                 --           2,731,000
                                                --------          ------------           --------        ------------
Total Investments at Value...............       $408,725          $367,372,711           $588,914        $368,370,350
                                                ========          ============           ========        ============
Other Financial Instruments:+
Forward Foreign Currency Contracts.......       $     --          $    143,363           $     --        $    143,363
                                                ========          ============           ========        ============

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts.......       $     --          $     71,704           $     --        $     71,704
                                                ========          ============           ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        AIG Flexible Credit Fund
        PORTFOLIO PROFILE -- September 30, 2017 -- (unaudited)

Industry Allocation*

                  Medical-Hospitals...................... 4.4%
                  Oil Companies-Exploration & Production. 4.2
                  Cable/Satellite TV..................... 3.9
                  Broadcast Services/Program............. 2.4
                  Chemicals-Specialty.................... 2.2
                  Casino Hotels.......................... 2.2
                  Building-Residential/Commercial........ 2.1
                  Auto/Truck Parts & Equipment-Original.. 2.1
                  Commercial Services.................... 2.1
                  Enterprise Software/Service............ 1.9
                  Real Estate Investment Trusts.......... 1.9
                  Telecom Services....................... 1.9
                  Containers-Metal/Glass................. 1.8
                  Medical-Drugs.......................... 1.7
                  Pipelines.............................. 1.6
                  Machinery-General Industrial........... 1.5
                  Gambling (Non-Hotel)................... 1.5
                  Aerospace/Defense-Equipment............ 1.4
                  Distribution/Wholesale................. 1.4
                  Chemicals-Diversified.................. 1.3
                  Building & Construction Products-Misc.. 1.3
                  Electric-Integrated.................... 1.2
                  Finance-Consumer Loans................. 1.2
                  Coal................................... 1.2
                  Finance-Mortgage Loan/Banker........... 1.1
                  Finance-Auto Loans..................... 1.0
                  Containers-Paper/Plastic............... 1.0
                  Independent Power Producers............ 1.0
                  Medical Products....................... 1.0
                  Oil & Gas Drilling..................... 1.0
                  Telephone-Integrated................... 1.0
                  Security Services...................... 0.9
                  Cellular Telecom....................... 0.9
                  Diagnostic Equipment................... 0.9
                  Oil-Field Services..................... 0.9
                  Oil Companies-Integrated............... 0.9
                  Building Products-Cement............... 0.9
                  Medical Labs & Testing Services........ 0.9
                  Schools................................ 0.8
                  Electric-Generation.................... 0.8
                  Data Processing/Management............. 0.8
                  Educational Software................... 0.8
                  Steel-Producers........................ 0.8
                  Non-Hazardous Waste Disposal........... 0.7
                  Computer Software...................... 0.7
                  Investment Companies................... 0.7
                  Food-Retail............................ 0.7
                  Dialysis Centers....................... 0.7
                  Human Resources........................ 0.7
                  Food-Meat Products..................... 0.6
                  Extended Service Contracts............. 0.6
                  Diversified Financial Services......... 0.6
                  Food-Misc./Diversified................. 0.6
                  Casino Services........................ 0.6
                  Diversified Banking Institutions....... 0.6
                  Computer Services...................... 0.6
                  Professional Sports.................... 0.6
                  Rubber/Plastic Products................ 0.6
                  Retail-Drug Store...................... 0.5
                  Medical-HMO............................ 0.5
                  Soap & Cleaning Preparation............ 0.5

                  Pharmacy Services...................... 0.5%
                  Metal-Aluminum......................... 0.5
                  Publishing-Books....................... 0.5
                  Auto-Heavy Duty Trucks................. 0.5
                  Sovereign.............................. 0.5
                  Investment Management/Advisor Services. 0.5
                  Metal-Diversified...................... 0.5
                  Retail-Propane Distribution............ 0.5
                  Cosmetics & Toiletries................. 0.5
                  Food-Flour & Grain..................... 0.4
                  Retail-Building Products............... 0.4
                  Television............................. 0.4
                  Advertising Services................... 0.4
                  Real Estate Management/Services........ 0.4
                  Gas-Distribution....................... 0.4
                  Metal-Iron............................. 0.4
                  Retail-Auto Parts...................... 0.4
                  Food-Dairy Products.................... 0.4
                  Disposable Medical Products............ 0.4
                  Diversified Minerals................... 0.4
                  Metal-Copper........................... 0.4
                  Bicycle Manufacturing.................. 0.4
                  Hotels/Motels.......................... 0.3
                  Computers-Integrated Systems........... 0.3
                  Machinery-Pumps........................ 0.3
                  Paper & Related Products............... 0.3
                  Theaters............................... 0.3
                  Retail-Sporting Goods.................. 0.3
                  Finance-Other Services................. 0.3
                  Auction Houses/Art Dealers............. 0.3
                  Radio.................................. 0.3
                  Banks-Super Regional................... 0.3
                  Private Equity......................... 0.3
                  Printing-Commercial.................... 0.3
                  Building & Construction-Misc........... 0.3
                  Cruise Lines........................... 0.3
                  Tools-Hand Held........................ 0.3
                  Food-Baking............................ 0.3
                  Machinery-Electrical................... 0.3
                  Retail-Restaurants..................... 0.3
                  Airlines............................... 0.3
                  Retail-Convenience Store............... 0.3
                  Insurance-Multi-line................... 0.3
                  Rental Auto/Equipment.................. 0.3
                  Retail-Bedding......................... 0.3
                  Internet Connectivity Services......... 0.3
                  Transport-Marine....................... 0.2
                  Retail-Pet Food & Supplies............. 0.2
                  Diversified Manufacturing Operations... 0.2
                  Retail-Misc./Diversified............... 0.2
                  Bloodstock Services.................... 0.2
                  Retail-Arts & Crafts................... 0.2
                  Retail-Automobile...................... 0.2
                  Athletic Equipment..................... 0.2
                  Transport-Services..................... 0.2
                  Machinery-Farming...................... 0.2
                  Energy-Alternate Sources............... 0.2
                  Building Products-Wood................. 0.2
                  Retail-Office Supplies................. 0.2
                  Chemicals-Other........................ 0.2
                  Electric Products-Misc................. 0.2

        AIG Flexible Credit Fund
        PORTFOLIO PROFILE -- September 30, 2017 -- (unaudited) (continued)


Industry Allocation* (continued)

                  Housewares...........................   0.2%
                  Banks-Commercial.....................   0.2
                  Coatings/Paint.......................   0.2
                  Water Treatment Systems..............   0.2
                  Medical-Generic Drugs................   0.2
                  Finance-Investment Banker/Broker.....   0.2
                  Financial Guarantee Insurance........   0.2
                  Retail-Major Department Stores.......   0.2
                  Rubber-Tires.........................   0.2
                  Food-Confectionery...................   0.2
                  E-Commerce/Services..................   0.1
                  Machinery-Construction & Mining......   0.1
                  Medical-Nursing Homes................   0.1
                  Metal Processors & Fabrication.......   0.1
                  Medical-Outpatient/Home Medical......   0.1
                  Motion Pictures & Services...........   0.1
                  Real Estate Operations & Development.   0.1
                  Consumer Products-Misc...............   0.1
                  Registered Investment Companies......   0.1
                  Filtration/Separation Products.......   0.1
                  Commercial Services & Supplies.......   0.1
                  Building-Heavy Construction..........   0.1
                  Leisure Products.....................   0.1
                  Physicians Practice Management.......   0.1
                  Medical Information Systems..........   0.1
                  Resorts/Theme Parks..................   0.1
                  Transport-Air Freight................   0.1
                  Research & Development...............   0.1
                  Retail-Toy Stores....................   0.1
                  Medical-Biomedical/Gene..............   0.1
                  Satellite Telecom....................   0.1
                                                        -----
                                                        100.9%
                                                        =====

Credit Quality+#

                               Baa........   0.4%
                               Ba.........  24.8
                               B..........  53.0
                               Caa........  14.0
                               Not Rated@.   7.8
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets.
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)



                                                  Principal     Value
                 Security Description              Amount      (Note 2)
       ASSET BACKED SECURITIES -- 0.2%
       Diversified Financial Services -- 0.2%
         Home Equity Loan Trust VRS
          Series 2007-HSA3, Class AI4
          6.11% due 06/25/2037(13)
          (cost $811,335)........................ $  823,429 $    825,667
                                                             ------------
       U.S. CORPORATE BONDS & NOTES -- 40.0%
       Aerospace/Defense-Equipment -- 0.4%
         TransDigm, Inc.
          Company Guar. Notes
          6.50% due 05/15/2025...................  1,530,000    1,575,900
                                                             ------------
       Athletic Equipment -- 0.2%
         Vista Outdoor, Inc.
          Company Guar. Notes
          5.88% due 10/01/2023...................    780,000      802,425
                                                             ------------
       Auction Houses/Art Dealers -- 0.1%
         KAR Auction Services, Inc.
          Company Guar. Notes
          5.13% due 06/01/2025*..................    345,000      358,800
                                                             ------------
       Auto-Heavy Duty Trucks -- 0.2%
         Navistar International Corp.
          Company Guar. Notes
          8.25% due 11/01/2021...................    780,000      782,925
                                                             ------------
       Auto/Truck Parts & Equipment-Original -- 0.9%
         Cooper-Standard Automotive, Inc.
          Company Guar. Notes
          5.63% due 11/15/2026*..................  1,015,000    1,037,837
         Tenneco, Inc.
          Company Guar. Notes
          5.00% due 07/15/2026...................    605,000      620,125
         TI Group Automotive Systems, LLC
          Company Guar. Notes
          8.75% due 07/15/2023*..................  1,650,000    1,749,000
                                                             ------------
                                                                3,406,962
                                                             ------------
       Broadcast Services/Program -- 1.0%
         Clear Channel Worldwide Holdings, Inc.
          Company Guar. Notes
          7.63% due 03/15/2020...................  1,495,000    1,476,312
         iHeartCommunications, Inc.
          Senior Sec. Notes
          9.00% due 12/15/2019...................  1,075,000      811,625
         Univision Communications, Inc.
          Senior Sec. Notes
          5.13% due 05/15/2023*..................  1,195,000    1,218,900
                                                             ------------
                                                                3,506,837
                                                             ------------
       Building & Construction Products-Misc. -- 0.6%
         NCI Building Systems, Inc.
          Company Guar. Notes
          8.25% due 01/15/2023*..................  1,000,000    1,072,500
         Standard Industries, Inc.
          Senior Notes
          5.50% due 02/15/2023*..................    385,000      407,619


                                                    Principal     Value
                Security Description                 Amount      (Note 2)
    Building & Construction Products-Misc. (continued)
      Standard Industries, Inc.
       Senior Notes
       6.00% due 10/15/2025*....................... $  690,000 $    752,762
                                                               ------------
                                                                  2,232,881
                                                               ------------
    Building & Construction-Misc. -- 0.3%
      Weekley Homes LLC/Weekley Finance Corp.
       Senior Notes
       6.63% due 08/15/2025*.......................  1,180,000    1,141,650
                                                               ------------
    Building Products-Cement -- 0.3%
      CEMEX Finance LLC
       Senior Sec. Notes
       6.00% due 04/01/2024*.......................    920,000      977,509
                                                               ------------
    Building Products-Wood -- 0.2%
      Boise Cascade Co.
       Company Guar. Notes
       5.63% due 09/01/2024*.......................    745,000      783,181
                                                               ------------
    Building-Heavy Construction -- 0.1%
      New Enterprise Stone & Lime Co., Inc.
       Senior Notes
       10.13% due 04/01/2022*......................    360,000      387,900
                                                               ------------
    Building-Residential/Commercial -- 2.1%
      Beazer Homes USA, Inc.
       Company Guar. Notes
       5.75% due 06/15/2019........................    310,000      325,500
      Beazer Homes USA, Inc.
       Senior Notes
       5.88% due 10/15/2027*.......................    450,000      450,000
      Beazer Homes USA, Inc.
       Company Guar. Notes
       6.75% due 03/15/2025........................    690,000      726,639
      CalAtlantic Group, Inc.
       Company Guar. Notes
       5.25% due 06/01/2026........................  1,475,000    1,526,625
      CalAtlantic Group, Inc.
       Company Guar. Notes
       5.88% due 11/15/2024........................    159,000      173,707
      M/I Homes, Inc.
       Company Guar. Notes
       5.63% due 08/01/2025*.......................    955,000      977,538
      MDC Holdings, Inc.
       Company Guar. Notes
       5.50% due 01/15/2024........................    830,000      894,076
      PulteGroup, Inc.
       Company Guar. Notes
       5.50% due 03/01/2026........................    675,000      736,020
      TRI Pointe Group Inc./TRI Pointe Homes Inc.
       Company Guar. Notes
       5.88% due 06/15/2024........................  1,930,000    2,065,100
                                                               ------------
                                                                  7,875,205
                                                               ------------
    Cable/Satellite TV -- 1.9%
      Altice US Finance I Corp.
       Senior Sec. Notes
       5.38% due 07/15/2023*.......................    830,000      877,725

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                    Principal     Value
                Security Description                 Amount      (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Cable/Satellite TV (continued)
      Cablevision Systems Corp.
       Senior Notes
       5.88% due 09/15/2022........................ $1,965,000 $  2,033,775
      Cequel Communications Holdings I LLC/Cequel
       Capital Corp.
       Senior Notes
       5.13% due 12/15/2021*.......................    570,000      579,975
      CSC Holdings LLC
       Senior Notes
       5.25% due 06/01/2024........................    595,000      601,694
      DISH DBS Corp.
       Company Guar. Notes
       6.75% due 06/01/2021........................  1,320,000    1,452,000
      DISH DBS Corp.
       Company Guar. Notes
       7.75% due 07/01/2026........................    530,000      608,530
      Radiate Holdco LLC/Radiate Finance, Inc.
       Senior Notes
       6.63% due 02/15/2025*.......................    910,000      889,525
                                                               ------------
                                                                  7,043,224
                                                               ------------
    Casino Hotels -- 1.1%
      Caesars Entertainment Resort Properties LLC
       Senior Sec. Notes
       8.00% due 10/01/2020........................    265,000      270,963
      Caesars Growth Properties Holdings LLC/
       Caesars Growth Properties Finance, Inc.
       Sec. Notes
       9.38% due 05/01/2022........................    840,000      903,000
      CRC Escrow Issuer LLC/CRC Finco, Inc.
       Company Guar. Notes
       5.25% due 10/15/2025*.......................  1,320,000    1,320,000
      MGM Resorts International
       Company Guar. Notes
       4.63% due 09/01/2026........................  1,085,000    1,098,562
      Station Casinos LLC
       Company Guar. Notes
       5.00% due 10/01/2025*.......................    310,000      310,744
                                                               ------------
                                                                  3,903,269
                                                               ------------
    Casino Services -- 0.2%
      Eldorado Resorts, Inc.
       Company Guar. Notes
       6.00% due 04/01/2025........................    655,000      687,750
                                                               ------------
    Cellular Telecom -- 0.9%
      Sprint Corp.
       Company Guar. Notes
       7.88% due 09/15/2023........................  1,370,000    1,589,200
      Sprint Nextel Corp.
       Senior Notes
       6.00% due 11/15/2022........................    985,000    1,054,462
      T-Mobile USA, Inc.
       Company Guar. Notes
       6.38% due 03/01/2025........................    320,000      344,544
      T-Mobile USA, Inc.
       Company Guar. Notes
       6.50% due 01/15/2026........................    315,000      347,681
                                                               ------------
                                                                  3,335,887
                                                               ------------


                                                    Principal     Value
                Security Description                 Amount      (Note 2)
    Chemicals-Diversified -- 0.2%
      Hexion, Inc.
       Senior Sec. Notes
       10.38% due 02/01/2022*...................... $  560,000 $    537,600
      Hexion, Inc.
       Sec. Notes
       13.75% due 02/01/2022*......................    400,000      328,000
                                                               ------------
                                                                    865,600
                                                               ------------
    Chemicals-Specialty -- 0.5%
      Kraton Polymers LLC/Kraton Polymers Capital
       Corp.
       Company Guar. Notes
       7.00% due 04/15/2025*.......................    865,000      927,712
      Valvoline, Inc.
       Company Guar. Notes
       4.38% due 08/15/2025*.......................  1,060,000    1,079,875
                                                               ------------
                                                                  2,007,587
                                                               ------------
    Coal -- 0.7%
      Alliance Resource Operating Partners LP/
       Alliance Resource Finance Corp.
       Company Guar. Notes
       7.50% due 05/01/2025*.......................  1,107,000    1,148,512
      Peabody Energy Corp.
       Senior Sec. Notes
       6.00% due 03/31/2022*.......................  1,210,000    1,249,325
                                                               ------------
                                                                  2,397,837
                                                               ------------
    Commercial Services -- 0.2%
      ServiceMaster Co. LLC
       Company Guar. Notes
       5.13% due 11/15/2024*.......................    695,000      714,113
                                                               ------------
    Computer Software -- 0.4%
      Rackspace Hosting, Inc.
       Company Guar. Notes
       8.63% due 11/15/2024*.......................  1,430,000    1,525,953
                                                               ------------
    Containers-Metal/Glass -- 0.3%
      BWAY Holding Co.
       Senior Notes
       7.25% due 04/15/2025*.......................     75,000       77,250
      Owens-Brockway Glass Container, Inc.
       Company Guar. Notes
       6.38% due 08/15/2025*.......................    750,000      848,438
                                                               ------------
                                                                    925,688
                                                               ------------
    Containers-Paper/Plastic -- 0.1%
      Flex Acquisition Co, Inc.
       Senior Notes
       6.88% due 01/15/2025*.......................    485,000      503,491
                                                               ------------
    Data Processing/Management -- 0.2%
      First Data Corp.
       Senior Sec. Notes
       5.00% due 01/15/2024*.......................    685,000      711,236
                                                               ------------
    Diagnostic Equipment -- 0.3%
      Avantor, Inc.
       Senior Sec. Notes
       6.00% due 10/01/2024*.......................    500,000      512,500

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                    Principal     Value
                Security Description                 Amount      (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Diagnostic Equipment (continued)
      Ortho-Clinical Diagnostics, Inc.
       Senior Notes
       6.63% due 05/15/2022*....................... $  635,000 $    622,300
                                                               ------------
                                                                  1,134,800
                                                               ------------
    Dialysis Centers -- 0.2%
      DaVita HealthCare Partners, Inc.
       Company Guar. Notes
       5.13% due 07/15/2024........................    720,000      721,800
                                                               ------------
    Disposable Medical Products -- 0.2%
      Sterigenics-Nordion Holdings LLC
       Senior Notes
       6.50% due 05/15/2023*.......................    720,000      748,800
                                                               ------------
    Educational Software -- 0.1%
      Blackboard, Inc.
       Sec. Notes
       9.75% due 10/15/2021*.......................    365,000      325,763
                                                               ------------
    Electric Products-Misc. -- 0.2%
      GrafTech International, Ltd.
       Company Guar. Notes
       6.38% due 11/15/2020........................    780,000      758,550
                                                               ------------
    Electric-Integrated -- 0.2%
      AES Corp.
       Senior Notes
       5.13% due 09/01/2027........................    655,000      671,375
      Texas Competitive Electric Holdings Co. LLC/
       TCEH Finance, Inc.
       Escrow Notes
       11.50% due 10/01/2020+(2)...................  1,667,835        8,339
                                                               ------------
                                                                    679,714
                                                               ------------
    Energy-Alternate Sources -- 0.2%
      TerraForm Power Operating LLC
       Company Guar. Notes
       6.38% due 02/01/2023*.......................    760,000      790,400
                                                               ------------
    Enterprise Software/Service -- 0.2%
      BMC Software Finance, Inc.
       Senior Notes
       8.13% due 07/15/2021*.......................    765,000      783,169
                                                               ------------
    Finance-Auto Loans -- 0.7%
      Ally Financial, Inc.
       Senior Notes
       4.13% due 03/30/2020........................  1,910,000    1,967,300
      Ally Financial, Inc.
       Sub. Notes
       5.75% due 11/20/2025........................    700,000      758,940
                                                               ------------
                                                                  2,726,240
                                                               ------------
    Finance-Consumer Loans -- 1.2%
      Navient Corp.
       Senior Notes
       6.50% due 06/15/2022........................    962,000    1,020,317
      Navient Corp.
       Senior Notes
       6.75% due 06/25/2025........................    820,000      852,800


                                                     Principal     Value
                 Security Description                 Amount      (Note 2)
    Finance-Consumer Loans (continued)
      Navient Corp.
       Senior Notes
       7.25% due 09/25/2023......................... $  205,000 $    222,681
      Springleaf Finance Corp.
       Company Guar. Notes
       5.25% due 12/15/2019.........................  1,390,000    1,446,990
      Springleaf Finance Corp.
       Company Guar. Notes
       6.13% due 05/15/2022.........................    760,000      804,878
                                                                ------------
                                                                   4,347,666
                                                                ------------
    Finance-Investment Banker/Broker -- 0.2%
      LPL Holdings, Inc.
       Company Guar. Notes
       5.75% due 09/15/2025*........................    645,000      668,672
                                                                ------------
    Finance-Mortgage Loan/Banker -- 0.4%
      Ladder Capital Finance Holdings LLLP/Ladder
       Capital Finance Corp.
       Senior Notes
       5.25% due 03/15/2022*........................    420,000      428,400
      Ladder Capital Finance Holdings LLLP/Ladder
       Capital Finance Corp.
       Company Guar. Notes
       5.88% due 08/01/2021*........................  1,045,000    1,068,512
                                                                ------------
                                                                   1,496,912
                                                                ------------
    Finance-Other Services -- 0.3%
      CSTN Merger Sub, Inc.
       Senior Sec. Notes
       6.75% due 08/15/2024*........................    800,000      798,000
      Nationstar Mtg. LLC/Nationstar Capital Corp.
       Company Guar. Notes
       6.50% due 07/01/2021.........................    415,000      423,300
                                                                ------------
                                                                   1,221,300
                                                                ------------
    Food-Flour & Grain -- 0.4%
      Post Holdings, Inc.
       Company Guar. Notes
       5.00% due 08/15/2026*........................    650,000      648,375
      Post Holdings, Inc.
       Company Guar. Notes
       5.50% due 03/01/2025*........................    490,000      508,375
      Post Holdings, Inc.
       Company Guar. Notes
       5.75% due 03/01/2027*........................    475,000      489,250
                                                                ------------
                                                                   1,646,000
                                                                ------------
    Food-Misc./Diversified -- 0.4%
      Dole Food Co., Inc.
       Senior Sec. Notes
       7.25% due 06/15/2025*........................  1,400,000    1,513,750
                                                                ------------
    Food-Retail -- 0.4%
      Albertsons Cos. LLC/Safeway, Inc./New
       Albertson's, Inc./Albertson's LLC
       Company Guar. Notes
       5.75% due 03/15/2025.........................    785,000      690,800

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                      Principal     Value
                Security Description                   Amount      (Note 2)
  U.S. CORPORATE BONDS & NOTES (continued)
  Food-Retail (continued)
    Safeway, Inc.
     Senior Notes
     7.25% due 02/01/2031............................ $  760,000 $    653,600
                                                                 ------------
                                                                    1,344,400
                                                                 ------------
  Gambling (Non-Hotel) -- 0.6%
    Pinnacle Entertainment, Inc.
     Senior Notes
     5.63% due 05/01/2024............................    935,000      956,037
    Scientific Games International, Inc.
     Company Guar. Notes
     6.63% due 05/15/2021............................    495,000      507,375
    Scientific Games International, Inc.
     Senior Sec. Notes
     7.00% due 01/01/2022*...........................    690,000      732,263
                                                                 ------------
                                                                    2,195,675
                                                                 ------------
  Gas-Distribution -- 0.4%
    AmeriGas Partners LP/AmeriGas Finance Corp.
     Senior Notes
     5.50% due 05/20/2025............................    505,000      518,888
    NGL Energy Partners LP/NGL Energy Finance Corp.
     Company Guar. Notes
     5.13% due 07/15/2019............................    935,000      935,000
                                                                 ------------
                                                                    1,453,888
                                                                 ------------
  Human Resources -- 0.3%
    Team Health Holdings, Inc.
     Company Guar. Notes
     6.38% due 02/01/2025*...........................    975,000      923,813
                                                                 ------------
  Independent Power Producers -- 1.0%
    Calpine Corp.
     Senior Notes
     5.38% due 01/15/2023............................  1,487,000    1,448,189
    Dynegy, Inc.
     Company Guar. Notes
     7.38% due 11/01/2022............................  1,580,000    1,645,175
    NRG Energy, Inc.
     Company Guar. Notes
     7.25% due 05/15/2026............................    630,000      675,675
                                                                 ------------
                                                                    3,769,039
                                                                 ------------
  Insurance-Multi-line -- 0.1%
    Genworth Holdings, Inc.
     Company Guar. Notes
     4.90% due 08/15/2023............................    400,000      342,000
                                                                 ------------
  Internet Connectivity Services -- 0.3%
    Zayo Group LLC/Zayo Capital, Inc.
     Company Guar. Notes
     5.75% due 01/15/2027*...........................    185,000      196,100
    Zayo Group LLC/Zayo Capital, Inc.
     Company Guar. Notes
     6.38% due 05/15/2025............................    670,000      722,012
                                                                 ------------
                                                                      918,112
                                                                 ------------


                                                    Principal     Value
                Security Description                 Amount      (Note 2)
    Machinery-Electrical -- 0.3%
      Vertiv Intermediate Holding Corp.
       Senior Notes
       12.00% due 02/15/2022*(3)................... $  930,000 $  1,046,250
                                                               ------------
    Medical Information Systems -- 0.1%
      Change Healthcare Holdings LLC/Change
       Healthcare Finance, Inc.
       Senior Bonds
       5.75% due 03/01/2025*.......................    345,000      351,900
                                                               ------------
    Medical Labs & Testing Services -- 0.5%
      Eagle Holding Co. II LLC
       Senior Notes
       7.63% due 05/15/2022*(3)....................    740,000      767,750
      West Street Merger Sub, Inc.
       Senior Notes
       6.38% due 09/01/2025*.......................    920,000      915,400
                                                               ------------
                                                                  1,683,150
                                                               ------------
    Medical Products -- 0.4%
      DJO Finco, Inc./DJO Finance LLC/DJO Finance
       Corp.
       Sec. Notes
       8.13% due 06/15/2021*.......................    785,000      751,637
      Hill-Rom Holdings, Inc.
       Company Guar. Notes
       5.00% due 02/15/2025*.......................    760,000      786,600
                                                               ------------
                                                                  1,538,237
                                                               ------------
    Medical-Drugs -- 0.4%
      Endo Finance LLC/Endo Finco, Inc.
       Company Guar. Notes
       5.38% due 01/15/2023*.......................    460,000      374,900
      PRA Holdings, Inc.
       Senior Notes
       9.50% due 10/01/2023*.......................    421,000      458,890
      Valeant Pharmaceuticals International, Inc.
       Company Guar. Notes
       6.38% due 10/15/2020*.......................    505,000      506,262
      Valeant Pharmaceuticals International, Inc.
       Company Guar. Notes
       7.25% due 07/15/2022*.......................    295,000      287,625
                                                               ------------
                                                                  1,627,677
                                                               ------------
    Medical-HMO -- 0.4%
      MPH Acquisition Holdings LLC
       Company Guar. Notes
       7.13% due 06/01/2024*.......................  1,000,000    1,075,000
      WellCare Health Plans, Inc.
       Senior Notes
       5.25% due 04/01/2025........................    525,000      552,562
                                                               ------------
                                                                  1,627,562
                                                               ------------
    Medical-Hospitals -- 2.7%
      CHS/Community Health Systems, Inc.
       Senior Sec. Notes
       6.25% due 03/31/2023........................  1,070,000    1,051,275

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Medical-Hospitals (continued)
        CHS/Community Health Systems, Inc.
         Company Guar. Notes
         6.88% due 02/01/2022..................... $  730,000 $    573,050
        Envision Healthcare Corp.
         Company Guar. Notes
         6.25% due 12/01/2024*....................    345,000      370,013
        HCA, Inc.
         Senior Sec. Notes
         4.50% due 02/15/2027.....................    380,000      388,550
        HCA, Inc.
         Senior Sec. Notes
         5.25% due 06/15/2026.....................    705,000      759,637
        HCA, Inc.
         Company Guar. Notes
         5.38% due 02/01/2025.....................  1,595,000    1,680,731
        IASIS Healthcare LLC/IASIS Capital Corp.
         Company Guar. Notes
         8.38% due 05/15/2019.....................    615,000      617,383
        Surgery Center Holdings, Inc.
         Company Guar. Notes
         6.75% due 07/01/2025*....................    140,000      131,600
        Surgery Center Holdings, Inc.
         Company Guar. Notes
         8.88% due 04/15/2021*....................    420,000      441,000
        Tenet Healthcare Corp.
         Senior Sec. Notes
         6.00% due 10/01/2020.....................    750,000      799,282
        Tenet Healthcare Corp.
         Senior Notes
         8.13% due 04/01/2022.....................    355,000      361,213
        THC Escrow Corp. III
         Sec. Notes
         5.13% due 05/01/2025*....................    635,000      626,269
        THC Escrow Corp. III
         Senior Notes
         7.00% due 08/01/2025*....................  2,090,000    1,964,600
                                                              ------------
                                                                 9,764,603
                                                              ------------
      Medical-Nursing Homes -- 0.1%
        Kindred Healthcare, Inc.
         Company Guar. Notes
         8.00% due 01/15/2020.....................    515,000      505,828
                                                              ------------
      Metal Processors & Fabrication -- 0.1%
        Hillman Group, Inc.
         Company Guar. Notes
         6.38% due 07/15/2022*....................    490,000      487,550
                                                              ------------
      Metal-Aluminum -- 0.2%
        Aleris International, Inc.
         Senior Sec. Notes
         9.50% due 04/01/2021*....................    763,000      812,595
                                                              ------------
      Metal-Copper -- 0.4%
        Freeport-McMoRan Copper & Gold, Inc.
         Company Guar. Notes
         3.55% due 03/01/2022.....................    445,000      438,187


                                                      Principal     Value
                Security Description                   Amount      (Note 2)
  Metal-Copper (continued)
    Freeport-McMoRan Copper & Gold, Inc.
     Company Guar. Notes
     3.88% due 03/15/2023............................ $  965,000 $    950,525
                                                                 ------------
                                                                    1,388,712
                                                                 ------------
  Non-Hazardous Waste Disposal -- 0.4%
    Advanced Disposal Services, Inc.
     Company Guar. Notes
     5.63% due 11/15/2024*...........................    660,000      689,700
    Wrangler Buyer Corp.
     Senior Notes
     6.00% due 10/01/2025*...........................    693,000      705,128
                                                                 ------------
                                                                    1,394,828
                                                                 ------------
  Oil & Gas Drilling -- 0.2%
    Rowan Cos., Inc.
     Company Guar. Notes
     5.40% due 12/01/2042............................    870,000      661,200
                                                                 ------------
  Oil Companies-Exploration & Production -- 2.6%
    Alta Mesa Holdings LP/Alta Mesa Finance
     Services Corp.
     Company Guar. Notes
     7.88% due 12/15/2024*...........................    910,000      982,800
    Antero Resources Corp.
     Company Guar. Notes
     5.38% due 11/01/2021............................    130,000      133,413
    Antero Resources Corp.
     Company Guar. Notes
     5.63% due 06/01/2023............................    190,000      198,075
    Carrizo Oil & Gas, Inc.
     Company Guar. Notes
     6.25% due 04/15/2023............................  1,125,000    1,141,875
    Chesapeake Energy Corp.
     Company Guar. Notes
     8.00% due 06/15/2027*...........................  1,780,000    1,762,200
    Continental Resources, Inc.
     Company Guar. Notes
     4.50% due 04/15/2023............................    420,000      421,050
    Denbury Resources, Inc.
     Company Guar. Notes
     5.50% due 05/01/2022............................    655,000      374,169
    EP Energy LLC/Everest Acquisition Finance, Inc.
     Senior Sec. Notes
     8.00% due 11/29/2024*...........................    410,000      414,100
    EP Energy LLC/Everest Acquisition Finance, Inc.
     Sec. Bonds
     8.00% due 02/15/2025*...........................    270,000      210,262
    EP Energy LLC/Everest Acquisition Finance, Inc.
     Company Guar. Notes
     9.38% due 05/01/2020............................    479,000      398,767
    Matador Resources Co.
     Company Guar. Notes
     6.88% due 04/15/2023............................    535,000      566,431
    Oasis Petroleum, Inc.
     Company Guar. Notes
     6.88% due 01/15/2023............................    940,000      954,100

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                    Principal     Value
                Security Description                 Amount      (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Oil Companies-Exploration & Production (continued)
      RSP Permian, Inc.
       Company Guar. Notes
       5.25% due 01/15/2025*....................... $1,005,000 $  1,020,075
      Tapstone Energy LLC/Tapstone Energy Finance
       Corp.
       Senior Notes
       9.75% due 06/01/2022*.......................    710,000      633,675
      Ultra Resources, Inc.
       Company Guar. Notes
       6.88% due 04/15/2022*.......................     44,000       44,880
      Ultra Resources, Inc.
       Company Guar. Notes
       7.13% due 04/15/2025*.......................    221,000      223,210
                                                               ------------
                                                                  9,479,082
                                                               ------------
    Oil-Field Services -- 0.4%
      FTS International, Inc. FRS
       Senior Sec. Notes
       8.82% (3 ML+7.50%)
       due 06/15/2020*.............................    475,000      482,719
      SESI LLC
       Company Guar. Notes
       7.75% due 09/15/2024*.......................    980,000    1,014,300
                                                               ------------
                                                                  1,497,019
                                                               ------------
    Physicians Practice Management -- 0.1%
      MEDNAX, Inc.
       Company Guar. Notes
       5.25% due 12/01/2023*.......................    355,000      371,863
                                                               ------------
    Pipelines -- 1.6%
      American Midstream Partners LP/American
       Midstream Finance Corp.
       Company Guar. Notes
       8.50% due 12/15/2021*.......................    685,000      707,262
      Blue Racer Midstream LLC/Blue Racer Finance
       Corp.
       Company Guar. Notes
       6.13% due 11/15/2022*.......................    875,000      907,812
      Cheniere Corpus Christi Holdings LLC
       Senior Sec. Notes
       5.88% due 03/31/2025........................  1,815,000    1,953,394
      Crestwood Midstream Partners LP/Crestwood
       Midstream Finance Corp.
       Company Guar. Notes
       5.75% due 04/01/2025........................    415,000      423,819
      Crestwood Midstream Partners LP/Crestwood
       Midstream Finance Corp.
       Company Guar. Notes
       6.25% due 04/01/2023........................    600,000      618,750
      Energy Transfer Equity LP
       Senior Sec. Notes
       7.50% due 10/15/2020........................    571,000      643,089
      NuStar Logistics LP
       Company Guar. Notes
       5.63% due 04/28/2027........................    725,000      764,875
                                                               ------------
                                                                  6,019,001
                                                               ------------


                                                      Principal     Value
                 Security Description                  Amount      (Note 2)
   Private Equity -- 0.3%
     Icahn Enterprises LP/Icahn Enterprises Finance
      Corp.
      Company Guar. Notes
      5.88% due 02/01/2022........................... $1,120,000 $  1,153,600
                                                                 ------------
   Publishing-Books -- 0.3%
     McGraw-Hill Global Education Holdings LLC/
      McGraw-Hill Global Education Finance
      Senior Notes
      7.88% due 05/15/2024*..........................  1,025,000    1,010,906
                                                                 ------------
   Radio -- 0.2%
     Sirius XM Radio, Inc.
      Company Guar. Notes
      5.38% due 07/15/2026*..........................    835,000      878,838
                                                                 ------------
   Real Estate Investment Trusts -- 1.7%
     Corrections Corp. of America
      Company Guar. Notes
      5.00% due 10/15/2022...........................    615,000      639,600
     ESH Hospitality, Inc.
      Company Guar. Notes
      5.25% due 05/01/2025*..........................    780,000      806,325
     iStar Financial, Inc.
      Senior Notes
      5.00% due 07/01/2019...........................    715,000      724,384
     iStar, Inc.
      Senior Notes
      5.25% due 09/15/2022...........................    595,000      603,925
     iStar, Inc.
      Senior Notes
      6.00% due 04/01/2022...........................    730,000      755,550
     MGM Growth Properties Operating Partnership
      LP/MGP Finance Co-Issuer, Inc.
      Senior Notes
      4.50% due 01/15/2028*..........................    645,000      650,676
     MGM Growth Properties Operating Partnership
      LP/MGP Finance Co-Issuer, Inc.
      Company Guar. Notes
      5.63% due 05/01/2024...........................    280,000      303,403
     MPT Operating Partnership LP/MPT Finance
      Corp.
      Company Guar. Notes
      5.00% due 10/15/2027...........................    590,000      604,750
     MPT Operating Partnership LP/MPT Finance
      Corp.
      Company Guar. Notes
      6.38% due 03/01/2024...........................    315,000      339,806
     Uniti Group, Inc./CSL Capital LLC
      Company Guar. Notes
      7.13% due 12/15/2024*..........................  1,065,000      902,588
                                                                 ------------
                                                                    6,331,007
                                                                 ------------
   Rental Auto/Equipment -- 0.3%
     United Rentals North America, Inc.
      Company Guar. Notes
      5.50% due 07/15/2025...........................    895,000      958,769
                                                                 ------------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                    Principal     Value
                 Security Description                Amount      (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Resort/Theme Parks -- 0.1%
       Six Flags Entertainment Corp.
        Company Guar. Notes
        4.88% due 07/31/2024*...................... $  330,000 $    335,775
                                                               ------------
     Retail-Automobile -- 0.2%
       Sonic Automotive, Inc.
        Company Guar. Notes
        6.13% due 03/15/2027.......................    800,000      820,000
                                                               ------------
     Retail-Convenience Store -- 0.3%
       Cumberland Farms, Inc.
        Senior Notes
        6.75% due 05/01/2025*......................    925,000      983,090
                                                               ------------
     Retail-Drug Store -- 0.4%
       Rite Aid Corp.
        Company Guar. Notes
        6.13% due 04/01/2023*......................  1,135,000    1,102,369
       Rite Aid Corp.
        Company Guar. Notes
        6.75% due 06/15/2021.......................    395,000      408,706
                                                               ------------
                                                                  1,511,075
                                                               ------------
     Retail-Pet Food & Supplies -- 0.1%
       PetSmart, Inc.
        Senior Sec. Notes
        5.88% due 06/01/2025*......................     95,000       82,888
       PetSmart, Inc.
        Company Guar. Notes
        7.13% due 03/15/2023*......................    460,000      358,708
                                                               ------------
                                                                    441,596
                                                               ------------
     Retail-Propane Distribution -- 0.5%
       Ferrellgas LP/Ferrellgas Finance Corp.
        Company Guar. Notes
        6.75% due 06/15/2023.......................    585,000      564,525
       Ferrellgas Partners LP/Ferrellgas Partners
        Finance Corp.
        Senior Notes
        8.63% due 06/15/2020.......................    570,000      541,500
       Suburban Propane Partners LP/Suburban
        Energy Finance Corp.
        Senior Notes
        5.50% due 06/01/2024.......................    555,000      557,775
                                                               ------------
                                                                  1,663,800
                                                               ------------
     Retail-Restaurants -- 0.3%
       Golden Nugget, Inc.
        Senior Notes
        6.75% due 10/15/2024*......................  1,005,000    1,016,306
                                                               ------------
     Rubber-Tires -- 0.2%
       Goodyear Tire & Rubber Co.
        Company Guar. Notes
        4.88% due 03/15/2027.......................    550,000      566,214
                                                               ------------
     Rubber/Plastic Products -- 0.0%
       Venture Holdings Co. LLC
        Company Guar. Notes
        11.00% due 06/01/2007+(2)(4)(5)(6).........    550,000            0
                                                               ------------


                                                    Principal     Value
                 Security Description                Amount      (Note 2)
     Schools -- 0.1%
       Laureate Education, Inc.
        Company Guar. Notes
        8.25% due 05/01/2025*...................... $  390,000 $    420,225
                                                               ------------
     Security Services -- 0.7%
       ADT Corp.
        Senior Sec. Notes
        6.25% due 10/15/2021.......................    845,000      938,901
       Altegrity, Inc.
        Senior Sec. Notes
        9.50% due 07/01/2019*......................    865,000      919,062
       Prime Security Services Borrower LLC/Prime
        Finance, Inc.
        Sec. Notes
        9.25% due 05/15/2023*......................    785,000      866,295
                                                               ------------
                                                                  2,724,258
                                                               ------------
     Soap & Cleaning Preparation -- 0.2%
       Kronos Acquisition Holdings, Inc.
        Company Guar. Notes
        9.00% due 08/15/2023*......................    940,000      916,500
                                                               ------------
     Steel-Producers -- 0.4%
       AK Steel Corp.
        Company Guar. Notes
        7.00% due 03/15/2027.......................    745,000      758,969
       AK Steel Corp.
        Senior Sec. Notes
        7.50% due 07/15/2023.......................    495,000      538,312
                                                               ------------
                                                                  1,297,281
                                                               ------------
     Telecom Services -- 0.1%
       Qwest Corp.
        Senior Notes
        7.25% due 09/15/2025.......................    415,000      459,200
                                                               ------------
     Telephone-Integrated -- 1.0%
       CenturyLink, Inc.
        Senior Notes
        7.50% due 04/01/2024.......................    650,000      672,887
       Frontier Communications Corp.
        Senior Notes
        6.25% due 09/15/2021.......................    495,000      406,989
       Frontier Communications Corp.
        Senior Notes
        10.50% due 09/15/2022......................  2,095,000    1,817,412
       Level 3 Financing, Inc.
        Company Guar. Notes
        5.25% due 03/15/2026.......................    580,000      594,320
                                                               ------------
                                                                  3,491,608
                                                               ------------
     Television -- 0.1%
       Sinclair Television Group, Inc.
        Company Guar. Notes
        5.13% due 02/15/2027*......................    300,000      291,375
                                                               ------------
     Water Treatment Systems -- 0.2%
       CD&R Waterworks Merger Sub LLC
        Senior Notes
        6.13% due 08/15/2025*......................    660,000      677,325
                                                               ------------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                 Principal     Value
                Security Description              Amount      (Note 2)
       U.S. CORPORATE BONDS & NOTES (continued)
       Wireless Equipment -- 0.0%
         ViaSat, Inc.
          Senior Notes
          5.63% due 09/15/2025*................. $   60,000 $     60,378
                                                            ------------
       Total U.S. Corporate Bonds & Notes
          (cost $145,145,917)...................             147,230,456
                                                            ------------
       FOREIGN CORPORATE BONDS & NOTES -- 10.0%
       Airlines -- 0.3%
         Latam Finance, Ltd.
          Company Guar. Notes
          6.88% due 04/11/2024*.................    945,000      999,337
                                                            ------------
       Auto/Truck Parts & Equipment-Original -- 0.1%
         Dana Financing Luxembourg SARL
          Company Guar. Notes
          5.75% due 04/15/2025*.................    180,000      189,788
         Dana Financing Luxembourg SARL
          Company Guar. Notes
          6.50% due 06/01/2026*.................    185,000      199,800
                                                            ------------
                                                                 389,588
                                                            ------------
       Cable/Satellite TV -- 1.6%
         Altice Luxembourg SA
          Company Guar. Notes
          7.63% due 02/15/2025*.................  1,390,000    1,499,462
         Numericable-SFR SA
          Senior Sec. Notes
          6.00% due 05/15/2022*.................  1,200,000    1,254,000
         Numericable-SFR SA
          Senior Sec. Notes
          7.38% due 05/01/2026*.................  1,410,000    1,522,800
         UPCB Finance IV, Ltd.
          Senior Sec. Notes
          5.38% due 01/15/2025*.................    360,000      374,400
         Virgin Media Finance PLC
          Company Guar. Notes
          6.00% due 10/15/2024*.................    400,000      420,500
         Ziggo Secured Finance BV
          Senior Sec. Notes
          5.50% due 01/15/2027*.................    750,000      768,518
                                                            ------------
                                                               5,839,680
                                                            ------------
       Casino Services -- 0.3%
         Gateway Casinos & Entertainment, Ltd.
          Sec. Notes
          8.25% due 03/01/2024*.................    940,000      987,000
                                                            ------------
       Chemicals-Diversified -- 0.6%
         INEOS Group Holdings SA
          Company Guar. Notes
          5.63% due 08/01/2024*.................    955,000      992,006
         NOVA Chemicals Corp.
          Senior Notes
          4.88% due 06/01/2024*.................    510,000      516,375
         NOVA Chemicals Corp.
          Senior Notes
          5.00% due 05/01/2025*.................    830,000      842,450
                                                            ------------
                                                               2,350,831
                                                            ------------


                                                     Principal     Value
                 Security Description                 Amount      (Note 2)
    Chemicals-Specialty -- 0.2%
      Alpha 3 BV/Alpha US Bidco, Inc.
       Company Guar. Notes
       6.25% due 02/01/2025*........................ $  280,000 $    284,900
      Tronox Finance PLC
       Company Guar. Notes
       5.75% due 10/01/2025*........................    225,000      230,625
      Venator Finance SARL/Venator Materials Corp.
       Company Guar. Notes
       5.75% due 07/15/2025*........................    275,000      286,000
                                                                ------------
                                                                     801,525
                                                                ------------
    Containers-Metal/Glass -- 0.5%
      Ardagh Packaging Finance PLC/Ardagh
       Holdings USA, Inc.
       Company Guar. Notes
       6.00% due 06/30/2021*........................    365,000      375,038
      Ardagh Packaging Finance PLC/Ardagh
       Holdings USA, Inc.
       Company Guar. Notes
       6.00% due 02/15/2025*........................  1,320,000    1,397,550
      Ardagh Packaging Finance PLC/Ardagh
       Holdings USA, Inc.
       Company Guar. Notes
       7.25% due 05/15/2024*........................    260,000      285,186
                                                                ------------
                                                                   2,057,774
                                                                ------------
    Cruise Lines -- 0.3%
      Viking Cruises, Ltd.
       Company Guar. Notes
       5.88% due 09/15/2027*........................  1,115,000    1,118,847
                                                                ------------
    Diversified Manufacturing Operations -- 0.2%
      Bombardier, Inc.
       Senior Notes
       8.75% due 12/01/2021*........................    850,000      911,200
                                                                ------------
    Diversified Minerals -- 0.4%
      Anglo American Capital PLC
       Company Guar. Notes
       3.63% due 09/11/2024*........................  1,125,000    1,122,192
      Teck Resources, Ltd.
       Company Guar. Notes
       8.50% due 06/01/2024*........................    240,000      275,400
                                                                ------------
                                                                   1,397,592
                                                                ------------
    Food-Meat Products -- 0.2%
      MARB BondCo PLC
       Company Guar. Notes
       7.00% due 03/15/2024*........................    740,000      728,900
                                                                ------------
    Gambling (Non-Hotel) -- 0.3%
      International Game Technology PLC
       Senior Sec. Notes
       6.25% due 02/15/2022*........................    900,000      994,950
                                                                ------------
    Machinery-Farming -- 0.2%
      CNH Industrial NV
       Senior Notes
       4.50% due 08/15/2023.........................    750,000      794,250
                                                                ------------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                    Principal     Value
                Security Description                 Amount      (Note 2)
    FOREIGN CORPORATE BONDS & NOTES (continued)
    Medical Products -- 0.1%
      Mallinckrodt International Finance SA/
       Mallinckrodt CB LLC
       Company Guar. Notes
       5.63% due 10/15/2023*....................... $  465,000 $    434,194
                                                               ------------
    Medical-Biomedical/Gene -- 0.1%
      Concordia International Corp.
       Senior Sec. Notes
       9.00% due 04/01/2022*.......................    245,000      191,100
                                                               ------------
    Medical-Drugs -- 0.2%
      Valeant Pharmaceuticals International, Inc.
       Company Guar. Notes
       6.13% due 04/15/2025*.......................    815,000      714,144
      Valeant Pharmaceuticals International, Inc.
       Senior Sec. Notes
       7.00% due 03/15/2024*.......................    185,000      197,504
                                                               ------------
                                                                    911,648
                                                               ------------
    Metal-Aluminum -- 0.3%
      Rusal Capital DAC
       Company Guar. Notes
       5.13% due 02/02/2022*.......................  1,100,000    1,119,077
                                                               ------------
    Metal-Diversified -- 0.5%
      Vedanta Resources PLC
       Senior Notes
       6.13% due 08/09/2024*.......................    380,000      385,622
      Vedanta Resources PLC
       Senior Notes
       6.38% due 07/30/2022*.......................    405,000      421,200
      Vedanta Resources PLC
       Senior Notes
       8.25% due 06/07/2021*.......................    800,000      896,000
                                                               ------------
                                                                  1,702,822
                                                               ------------
    Metal-Iron -- 0.4%
      Vale Overseas, Ltd.
       Company Guar. Notes
       5.88% due 06/10/2021........................    460,000      505,770
      Vale Overseas, Ltd.
       Company Guar. Notes
       6.25% due 08/10/2026........................    820,000      930,454
                                                               ------------
                                                                  1,436,224
                                                               ------------
    Oil & Gas Drilling -- 0.2%
      Transocean, Inc.
       Company Guar. Notes
       6.80% due 03/15/2038........................    520,000      423,800
      Transocean, Inc.
       Company Guar. Notes
       9.00% due 07/15/2023*.......................    300,000      323,250
                                                               ------------
                                                                    747,050
                                                               ------------
    Oil Companies-Exploration & Production -- 0.7%
      Geopark, Ltd.
       Senior Sec. Notes
       6.50% due 09/21/2024*.......................    935,000      937,337


                                                     Principal     Value
                Security Description                  Amount      (Note 2)
   Oil Companies-Exploration & Production (continued)
     MEG Energy Corp.
      Sec. Notes
      6.50% due 01/15/2025*......................... $  725,000 $    707,781
     Seven Generations Energy, Ltd.
      Company Guar. Notes
      5.38% due 09/30/2025*.........................    895,000      901,713
                                                                ------------
                                                                   2,546,831
                                                                ------------
   Oil Companies-Integrated -- 0.9%
     Petrobras Global Finance BV
      Company Guar. Notes
      5.30% due 01/27/2025*.........................    411,000      410,384
     Petrobras Global Finance BV
      Company Guar. Notes
      6.00% due 01/27/2028*.........................    753,000      752,435
     Petrobras Global Finance BV
      Company Guar. Notes
      7.38% due 01/17/2027..........................    355,000      390,855
     YPF SA
      Senior Notes
      6.95% due 07/21/2027*.........................  1,550,000    1,643,000
                                                                ------------
                                                                   3,196,674
                                                                ------------
   Oil-Field Services -- 0.2%
     Weatherford International, Ltd.
      Company Guar. Notes
      8.25% due 06/15/2023..........................    485,000      499,550
     Weatherford International, Ltd.
      Company Guar. Notes
      9.88% due 02/15/2024*.........................    140,000      154,000
                                                                ------------
                                                                     653,550
                                                                ------------
   Paper & Related Products -- 0.3%
     Cascades, Inc.
      Company Guar. Notes
      5.50% due 07/15/2022*.........................    675,000      700,312
     Cascades, Inc.
      Company Guar. Notes
      5.75% due 07/15/2023*.........................    530,000      556,500
                                                                ------------
                                                                   1,256,812
                                                                ------------
   Satellite Telecom -- 0.1%
     Intelsat Jackson Holdings SA
      Senior Sec. Notes
      8.00% due 02/15/2024*.........................    175,000      188,125
                                                                ------------
   Special Purpose Entity -- 0.0%
     Hellas Telecommunications Luxembourg II SCA
      Sub. Notes
      6.26% due 01/15/2015+*(2)(4)(5)(6)............  1,025,000            0
                                                                ------------
   Steel-Producers -- 0.4%
     ArcelorMittal
      Senior Notes
      6.13% due 06/01/2025..........................    745,000      856,750
     BlueScope Steel Finance, Ltd./BlueScope Steel
      Finance USA LLC
      Company Guar. Notes
      6.50% due 05/15/2021*.........................    490,000      513,177
                                                                ------------
                                                                   1,369,927
                                                                ------------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                 Principal     Value
                Security Description              Amount      (Note 2)
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Transport-Marine -- 0.2%
         Topaz Marine SA
          Senior Notes
          9.13% due 07/26/2022*................. $  940,000 $    940,705
                                                            ------------
       Transport-Services -- 0.2%
         JSL Europe SA
          Company Guar. Notes
          7.75% due 07/26/2024*.................    755,000      794,638
                                                            ------------
       Total Foreign Corporate Bonds & Notes
          (cost $36,404,368)....................              36,860,851
                                                            ------------
       LOANS(7)(8)(9) -- 48.4%
       Advertising Services -- 0.4%
         Advantage Sales & Marketing, Inc. FRS
          1st Lien
          4.49% (1 ML+3.25%)
          due 07/23/2021........................    362,192      341,479
         Advantage Sales & Marketing, Inc. FRS
          BTL-B2
          4.56% (3 ML+3.25%)
          due 07/25/2021........................    603,488      568,976
         Advantage Sales & Marketing, Inc. FRS
          2nd Lien
          7.74% (1 ML+6.50%)
          due 07/25/2022........................    758,000      657,565
                                                            ------------
                                                               1,568,020
                                                            ------------
       Aerospace/Defense-Equipment -- 1.0%
         Accudyne Industries LLC FRS
          BTL
          5.01% (2 ML+3.75%)
          due 08/02/2024........................  1,180,000    1,182,029
         TransDigm, Inc. FRS
          BTL-D
          4.24% (1 ML+3.00%)
          due 06/04/2021........................     87,833       88,012
         TransDigm, Inc. FRS
          BTL-F
          4.24% (1 ML+3.00%)
          due 06/09/2023........................    305,723      306,392
         TransDigm, Inc. FRS
          BTL-G
          4.24% (1 ML+3.00%)
          due 08/22/2024........................    493,775      494,461
         TransDigm, Inc. FRS
          BTL-D
          4.33% (3 ML+3.00%)
          due 06/04/2021........................  1,367,054    1,369,830
         TransDigm, Inc. FRS
          BTL-F
          4.33% (3 ML+3.00%)
          due 06/09/2023........................    164,631      164,991
         TransDigm, Inc. FRS
          BTL-G
          4.33% (3 ML+3.00%)
          due 08/22/2024........................    139,637      139,831
                                                            ------------
                                                               3,745,546
                                                            ------------


                                                Principal     Value
                Security Description             Amount      (Note 2)
        Auction Houses/Art Dealers -- 0.2%
          KAR Auction Services, Inc. FRS
           BTL-B5
           3.88% (3 ML+2.50%)
           due 03/09/2023...................... $  846,772 $    850,742
                                                           ------------
        Auto-Heavy Duty Trucks -- 0.3%
          Navistar, Inc. FRS
           BTL-B
           5.24% (1 ML+4.00%)
           due 08/07/2020......................  1,014,673    1,021,437
                                                           ------------
        Auto/Truck Parts & Equipment-Original -- 1.1%
          Accuride Corp. FRS
           BTL
           8.33% (3 ML+7.00%)
           due 10/21/2023......................  1,087,024    1,103,329
          Federal-Mogul Holdings Corp. FRS
           BTL-C
           4.98%-4.99% (1 ML+3.75%)
           due 04/15/2021......................  2,071,675    2,079,875
          TI Group Automotive Systems LLC FRS
           BTL-B
           3.99% (1 ML+2.75%)
           due 06/30/2022......................    694,820      695,689
                                                           ------------
                                                              3,878,893
                                                           ------------
        Bicycle Manufacturing -- 0.4%
          SRAM LLC FRS
           BTL-B
           4.52% (2 ML+3.25%)
           due 03/15/2024......................  1,323,515    1,325,169
          SRAM LLC FRS
           BTL-B
           6.50% (USFRBPLR+2.25%)
           due 03/15/2024......................     40,674       40,724
                                                           ------------
                                                              1,365,893
                                                           ------------
        Bloodstock Services -- 0.2%
          NVA Holdings, Inc. FRS
           BTL-B2
           4.83% (3 ML+3.50%)
           due 08/14/2021......................    370,630      373,062
          NVA Holdings, Inc. FRS
           2nd Lien
           8.33% (3 ML+7.00%)
           due 08/14/2022......................    482,382      485,397
                                                           ------------
                                                                858,459
                                                           ------------
        Broadcast Services/Program -- 1.4%
          iHeartCommunications, Inc. FRS
           BTL-D-EXT
           8.08% (3 ML+6.75%)
           due 01/30/2019......................  1,555,000    1,194,240
          Nexstar Broadcasting, Inc. FRS
           BTL-B2
           3.74% (1 ML+2.50%)
           due 01/17/2024......................    527,542      528,669

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                    Principal     Value
                Security Description                 Amount      (Note 2)
    LOANS (continued)
    Broadcast Services/Program (continued)
      Univision Communications, Inc. FRS
       BTL
       3.99% (1 ML+2.75%)
       due 03/15/2024.............................. $3,339,813 $  3,307,934
                                                               ------------
                                                                  5,030,843
                                                               ------------
    Building & Construction Products-Misc. -- 0.7%
      CPG International, Inc. FRS
       BTL
       5.08% (3 ML+3.75%)
       due 05/03/2024..............................  1,491,285    1,493,616
      Summit Materials Co. I LLC FRS
       BTL-B
       3.99% (1 ML+2.75%)
       due 07/17/2022..............................  1,029,308    1,036,598
                                                               ------------
                                                                  2,530,214
                                                               ------------
    Building Products-Cement -- 0.6%
      Quikrete Holdings, Inc. FRS
       BTL-B
       3.99% (1 ML+2.75%)
       due 11/15/2023..............................  2,138,837    2,135,050
                                                               ------------
    Building-Residential/Commercial -- 0.0%
      TOUSA, Inc.
       Escrow Loans
       12.25% due 08/15/2011+(2)(4)................  2,037,810            0
                                                               ------------
    Cable/Satellite TV -- 0.4%
      Radiate Holdco LLC FRS
       BTL
       4.24% (1 ML+3.00%)
       due 02/01/2024..............................    926,771      913,448
      Virgin Media Bristol LLC FRS
       BTL
       3.98% (1 ML+2.75%)
       due 01/31/2025..............................    405,000      406,456
                                                               ------------
                                                                  1,319,904
                                                               ------------
    Casino Hotels -- 1.1%
      Caesars Entertainment Operating Co., Inc.
       BTL-B5
       1.50% due 03/01/2022(2)(5)..................    260,000      308,317
      Caesars Entertainment Resort Properties LLC
       FRS
       BTL-B
       4.74% (1 ML+3.50%)
       due 10/11/2020..............................    992,115      993,728
      CBAC Borrower LLC FRS
       BTL-B
       5.24% (1 ML+4.00%)
       due 06/28/2024..............................    710,000      713,328
      CityCenter Holdings LLC FRS
       BTL-B
       3.74% (1 ML+2.50%)
       due 04/18/2024..............................  1,311,713    1,316,016
      Golden Nugget, Inc. FRS
       BTL
       coupon TBD
       due 10/04/2023..............................    630,000      632,992
                                                               ------------
                                                                  3,964,381
                                                               ------------


                                                   Principal     Value
                Security Description                Amount      (Note 2)
     Casino Services -- 0.1%
       Gateway Casinos & Entertainment, Ltd. FRS
        BTL-B1
        5.08% (3 ML+3.75%)
        due 02/22/2023............................ $  513,713 $    516,281
                                                              ------------
     Chemicals-Diversified -- 0.5%
       INEOS US Finance LLC FRS
        BTL-B
        3.99% (1 ML+2.75%)
        due 03/31/2022............................  1,191,040    1,196,549
       INEOS US Finance LLC FRS
        BTL-B
        3.99% (1 ML+2.75%)
        due 04/01/2024............................    312,638      313,984
       New Arclin US Holding Corp. FRS
        1st Lien
        5.58% (3 ML+4.25%)
        due 02/14/2024............................    428,925      432,142
                                                              ------------
                                                                 1,942,675
                                                              ------------
     Chemicals-Other -- 0.2%
       Zep, Inc. FRS
        BTL
        5.24% (1 ML+4.00%)
        due 08/12/2024............................    765,000      766,913
                                                              ------------
     Chemicals-Specialty -- 1.5%
       Alpha 3 BV/Alpha US Bidco, Inc. FRS
        BTL-B1
        4.33% (3 ML+3.00%)
        due 01/31/2024............................    468,825      470,193
       Huntsman International LLC FRS
        BTL-B
        4.24% (1 ML+3.00%)
        due 04/01/2023............................    365,138      366,622
       KMG Chemicals, Inc. FRS
        BTL-B
        5.49% (1 ML+4.25%)
        due 06/15/2024............................    332,582      337,363
       Kraton Polymers LLC FRS
        BTL
        4.24% (1 ML+3.00%)
        due 01/06/2022............................    352,113      356,048
       MacDermid, Inc. FRS
        BTL-B5
        4.74% (1 ML+3.50%)
        due 06/07/2020............................    522,719      524,679
       MacDermid, Inc. FRS
        BTL-B7
        coupon TBD
        due 06/07/2020............................    175,000      175,394
       Omnova Solutions, Inc. FRS
        BTL-B
        5.49% (1 ML+4.25%)
        due 08/28/2023............................  1,562,220    1,571,984
       PQ Corp. FRS
        BTL-B
        5.56% (3 ML+4.25%)
        due 11/04/2022............................    300,966      303,545

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                             Principal     Value
                Security Description          Amount      (Note 2)
           LOANS (continued)
           Chemicals-Specialty (continued)
             Tronox Blocked Brower LLC
              Blocked Dollar
              coupon TBD
              due 09/14/2024................ $  110,349 $    110,676
             Tronox Finance LLC
              Initial Dollar
              coupon TBD
              due 09/14/2024................    254,651      255,407
             Venator Materials Corp. FRS
              BTL-B
              4.31% (3 ML+3.00%)
              due 08/08/2024................  1,010,000    1,013,787
                                                        ------------
                                                           5,485,698
                                                        ------------
           Coal -- 0.5%
             Blackhawk Mining LLC FRS
              1st Lien
              10.78% (2 ML+9.50%)
              due 02/14/2022................    770,873      704,707
             Contura Energy, Inc. FRS
              BTL
              6.28% (2 ML+5.00%)
              due 03/18/2024................  1,110,650    1,092,602
                                                        ------------
                                                           1,797,309
                                                        ------------
           Coatings/Paint -- 0.2%
             Royal Holdings, Inc. FRS
              1st Lien
              4.58% (3 ML+3.25%)
              due 06/19/2022................    683,407      686,311
                                                        ------------
           Commercial Services -- 1.9%
             Brand Energy & Infrastructure
              Services, Inc. FRS
              1st Lien
              5.51% (2 ML+4.25%)
              due 06/21/2024................  1,245,646    1,250,600
             Brand Energy & Infrastructure
              Services, Inc. FRS
              1st Lien
              5.56%-5.58% (3 ML+4.25%)
              due 06/21/2024................    245,617      246,593
             Brickman Group, Ltd. FRS
              BTL-B
              4.23%-4.24% (1 ML+3.00%)
              due 12/18/2020................  1,346,682    1,351,100
             Brickman Group, Ltd. FRS
              2nd Lien
              7.73% (1 ML+6.50%)
              due 12/17/2021................    363,234      363,972
             CPI Acquisition, Inc. FRS
              BTL-B
              5.96% (3 ML+4.50%)
              due 08/17/2022................  2,470,685    1,618,299
             PAE Holding Corp. FRS
              BTL-B
              6.74% (1 ML+5.50%)
              due 10/20/2022................    548,698      550,070


                                                     Principal     Value
                 Security Description                 Amount      (Note 2)
    Commercial Services (continued)
      ServiceMaster Co. LLC FRS
       BTL-B
       3.74% (1 ML+2.50%)
       due 11/08/2023............................... $1,418,464 $  1,422,305
                                                                ------------
                                                                   6,802,939
                                                                ------------
    Commercial Services & Supplies -- 0.1%
      Element Materials Tech Group FRS
       BTL-B
       4.83% (3 ML+3.50%)
       due 06/28/2024...............................    386,282      388,922
                                                                ------------
    Computer Services -- 0.6%
      Presidio LLC FRS
       1st Lien
       4.55% (3 ML+3.25%)
       due 02/02/2022...............................    506,560      508,821
      Science Applications International Corp. FRS
       BTL-B
       3.81% (3 ML+2.50%)
       due 09/26/2018...............................    548,235      550,977
      Tempo Acquisition LLC FRS
       BTL-B
       4.24% (1 ML+3.00%)
       due 05/01/2024...............................    982,538      982,742
                                                                ------------
                                                                   2,042,540
                                                                ------------
    Computer Software -- 0.3%
      Rackspace Hosting, Inc. FRS
       BTL-B
       4.31% (3 ML+3.00%)
       due 11/03/2023...............................  1,094,507    1,091,967
                                                                ------------
    Computers-Integrated Systems -- 0.3%
      Cologix, Inc. FRS
       2nd Lien
       8.24% (1 ML+7.00%)
       due 03/20/2025...............................    110,000      110,733
      Everi Payments, Inc. FRS
       BTL-B
       5.74% (1 ML+4.50%)
       due 05/09/2024...............................  1,152,113    1,161,474
                                                                ------------
                                                                   1,272,207
                                                                ------------
    Consumer Products-Misc. -- 0.1%
      Prestige Brands, Inc. FRS
       BTL-B4
       3.99% (1 ML+2.75%)
       due 01/26/2024...............................    429,545      430,954
                                                                ------------
    Containers-Metal/Glass -- 1.0%
      Anchor Glass Container Corp. FRS
       1st Lien
       3.98% (1 ML+2.75%)
       due 12/07/2023...............................    364,308      365,446
      Anchor Glass Container Corp. FRS
       1st Lien
       4.07% (3 ML+2.75%)
       due 12/07/2023...............................    223,252      223,950

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      LOANS (continued)
      Containers-Metal/Glass (continued)
        Anchor Glass Container Corp. FRS
         2nd Lien
         9.07% (3 ML+7.75%)
         due 12/07/2024........................... $  796,000 $    806,945
        Berlin Packaging LLC FRS
         BTL-B
         4.49% (1 ML+3.25%)
         due 10/01/2021...........................    539,870      542,373
        Berlin Packaging LLC FRS
         BTL-B
         4.59% (3 ML+3.25%)
         due 10/01/2021...........................    322,864      324,361
        BWAY Corp. FRS
         BTL-B
         4.48% (1 ML+3.25%)
         due 04/03/2024...........................  1,266,825    1,268,635
                                                              ------------
                                                                 3,531,710
                                                              ------------
      Containers-Paper/Plastic -- 0.9%
        Klockner Pentaplast of America, Inc. FRS
         BTL-B
         5.58% (3 ML+4.25%)
         due 06/30/2022...........................  1,970,000    1,971,641
        Reynolds Group Holdings, Inc. FRS
         BTL-B
         4.24% (1 ML+3.00%)
         due 02/05/2023...........................  1,443,561    1,449,234
                                                              ------------
                                                                 3,420,875
                                                              ------------
      Cosmetics & Toiletries -- 0.5%
        Parfums Holding Co., Inc. FRS
         BTL
         6.08% (3 ML+4.75%)
         due 06/30/2024...........................  1,087,275    1,093,617
        Revlon Consumer Products Corp. FRS
         BTL-B
         4.74% (1 ML+3.50%)
         due 09/07/2023...........................    626,834      561,213
                                                              ------------
                                                                 1,654,830
                                                              ------------
      Data Processing/Management -- 0.6%
        First Data Corp. FRS
         BTL
         3.74% (1 ML+2.50%)
         due 04/26/2024...........................  2,102,730    2,108,226
                                                              ------------
      Diagnostic Equipment -- 0.6%
        Immucor, Inc. FRS
         BTL-B3
         6.24% (1 ML+5.00%)
         due 06/15/2021...........................    109,725      111,097
        Ortho-Clinical Diagnostics, Inc. FRS
         BTL-B
         5.08% (3 ML+3.75%)
         due 06/30/2021...........................  2,040,812    2,044,851
                                                              ------------
                                                                 2,155,948
                                                              ------------


                                                    Principal     Value
                Security Description                 Amount      (Note 2)
    Dialysis Centers -- 0.5%
      U.S. Renal Care, Inc. FRS
       BTL
       5.58% (3 ML+4.25%)
       due 12/31/2022.............................. $1,724,634 $  1,669,303
                                                               ------------
    Disposable Medical Products -- 0.2%
      Sterigenics-Nordion Holdings LLC FRS
       BTL-B
       4.24% (1 ML+3.00%)
       due 05/15/2022..............................    666,242      665,687
                                                               ------------
    Distribution/Wholesale -- 1.4%
      American Builders & Contractors Supply Co.,
       Inc. FRS
       BTL-B1
       3.74% (1 ML+2.50%)
       due 10/31/2023..............................  1,129,405    1,133,169
      McJunkin Red Man Corp. FRS
       BTL-B
       4.74% (1 ML+3.50%)
       due 09/20/2024..............................  1,010,000    1,013,788
      Siteone Landscape Supply, Inc. FRS
       BTL-B
       4.74% (1 ML+3.50%)
       due 04/29/2022..............................    689,117      692,562
      Spin Holdco, Inc. FRS
       BTL-B
       5.01% (2 ML+3.75%)
       due 11/14/2022..............................  1,169,851    1,173,263
      Univar USA, Inc. FRS
       BTL-B2
       3.99% (1 ML+2.75%)
       due 07/01/2022..............................  1,025,178    1,027,741
                                                               ------------
                                                                  5,040,523
                                                               ------------
    Diversified Financial Services -- 0.4%
      NAB Holdings LLC FRS
       BTL-B
       4.83% (3 ML+3.50%)
       due 07/01/2024..............................  1,396,500    1,401,737
                                                               ------------
    E-Commerce/Services -- 0.1%
      Hoya Midco LLC FRS
       BTL-B
       5.24% (1 ML+4.00%)
       due 06/30/2024..............................    518,700      517,403
                                                               ------------
    Educational Software -- 0.7%
      Blackboard, Inc. FRS
       BTL-B4
       6.30% (3 ML+5.00%)
       due 06/30/2021..............................  2,477,217    2,388,966
                                                               ------------
    Electric-Generation -- 0.6%
      APLP Holdings LP FRS
       BTL
       5.49% (1 ML+4.25%)
       due 04/13/2023..............................  1,141,534    1,150,095

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                     Principal     Value
                Security Description                  Amount      (Note 2)
   LOANS (continued)
   Electric-Generation (continued)
     TEX Operations Co. LLC FRS
      BTL-C
      3.98% (1 ML+2.75%)
      due 08/04/2023................................ $  179,082 $    179,338
     TEX Operations Co. LLC FRS
      BTL-B
      3.98%-3.99% (1 ML+2.75%)
      due 08/04/2023................................    777,796      778,907
     Vistra Operations Co. LLC FRS
      BTL-B
      3.98% (1 ML+2.75%)
      due 12/14/2023................................    228,275      228,941
                                                                ------------
                                                                   2,337,281
                                                                ------------
   Electric-Integrated -- 1.0%
     Dayton Power & Light Co. FRS
      BTL-B
      4.49% (1 ML+3.25%)
      due 08/24/2022................................    152,845      154,947
     Energy Future Intermediate Holding Co LLC FRS
      DIP
      4.24% (1 ML+3.00%)
      due 06/30/2018................................  2,340,000    2,350,724
     Talen Energy Supply LLC FRS
      BTL-B1
      5.24% (1 ML+4.00%)
      due 07/15/2023................................    616,350      601,969
     Talen Energy Supply LLC FRS
      BTL-B2
      5.24% (1ML+4.00%)
      due 04/15/2024................................    745,500      728,260
                                                                ------------
                                                                   3,835,900
                                                                ------------
   Enterprise Software/Service -- 1.7%
     Applied Systems, Inc. FRS
      BTL-B
      4.57% (3 ML+3.25%)
      due 09/19/2024................................    180,000      181,625
     Applied Systems, Inc. FRS
      2nd Lien
      8.32% (3 ML+7.00%)
      due 09/19/2025................................    205,000      210,125
     BMC Software Finance, Inc. FRS
      BTL
      5.24% (1 ML+4.00%)
      due 09/10/2022................................  1,482,926    1,490,078
     Donnelley Financial Solutions, Inc. FRS
      BTL-B
      7.25% (USFRBPLR+3.00%)
      due 09/30/2023................................    205,714      206,357
     Kronos, Inc. FRS
      1st Lien
      4.81% (3 ML+3.50%)
      due 11/01/2023................................  2,211,318    2,222,034
     Kronos, Inc. FRS
      2nd Lien
      9.56% (3 ML+8.25%)
      due 11/01/2024................................    440,000      452,870


                                                     Principal     Value
                Security Description                  Amount      (Note 2)
   Enterprise Software/Service (continued)
     Veritas US, Inc. FRS
      BTL-B
      5.83% (3 ML+4.50%)
      due 01/27/2023................................ $1,590,202 $  1,599,856
                                                                ------------
                                                                   6,362,945
                                                                ------------
   Extended Service Contracts -- 0.6%
     Sedgwick Claims Management Services, Inc. FRS
      1st Lien
      3.99% (1 ML+2.75%)
      due 03/01/2021................................  1,126,222    1,128,032
     Sedgwick Claims Management Services, Inc. FRS
      BTL
      4.58% (3 ML+3.25%)
      due 03/01/2021................................    128,375      128,719
     Sedgwick Claims Management Services, Inc. FRS
      2nd Lien
      6.99% (1 ML+5.75%)
      due 02/28/2022................................    970,000      972,829
                                                                ------------
                                                                   2,229,580
                                                                ------------
   Filtration/Separation Products -- 0.1%
     Filtration Group, Inc. FRS
      BTL-B
      4.24% (1 ML+3.00%)
      due 11/21/2020................................    403,823      405,770
                                                                ------------
   Finance-Auto Loans -- 0.3%
     Capital Automotive LP FRS
      BTL-B
      4.24% (1 ML+3.00%)
      due 03/24/2024................................    309,868      311,353
     Capital Automotive LP FRS
      2nd Lien
      7.24% (1 ML+6.00%)
      due 03/24/2025................................    898,911      907,900
                                                                ------------
                                                                   1,219,253
                                                                ------------
   Finance-Mortgage Loan/Banker -- 0.7%
     Walter Investment Management Corp. FRS
      BTL-B
      4.99% (1 ML+3.75%)
      due 12/18/2020................................  2,621,371    2,395,933
                                                                ------------
   Financial Guarantee Insurance -- 0.2%
     VF Holdings Corp. FRS
      BTL-B1
      4.49% (1 ML+3.25%)
      due 06/30/2023................................    595,313      596,884
                                                                ------------
   Food-Baking -- 0.3%
     Hostess Brands LLC FRS
      BTL-B
      3.74% (1 ML+2.50%)
      due 08/03/2022................................  1,049,946    1,053,227
                                                                ------------
   Food-Confectionery -- 0.2%
     Amplify Snack Brands, Inc. FRS
      1st Lien
      6.74% (1 ML+5.50%)
      due 09/02/2023................................    562,260      555,232
                                                                ------------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      LOANS (continued)
      Food-Dairy Products -- 0.4%
        Chobani LLC FRS
         BTL-B
         coupon TBD
         due 10/07/2023........................... $  180,000 $    181,575
        Chobani LLC FRS
         BTL-B
         5.49% (1 ML+4.25%)
         due 10/07/2023...........................    235,310      235,996
        Milk Specialties Co. FRS
         BTL
         5.33% (3 ML+4.00%)
         due 08/16/2023...........................    996,930    1,002,330
                                                              ------------
                                                                 1,419,901
                                                              ------------
      Food-Meat Products -- 0.4%
        JBS USA LLC FRS
         BTL-B
         3.80% (3 ML+2.50%)
         due 10/30/2022...........................  1,578,496    1,556,397
                                                              ------------
      Food-Misc./Diversified -- 0.2%
        Dole Food Co., Inc. FRS
         BTL-B
         4.01%-4.02% (2 ML+2.75%)
         due 04/06/2024...........................    648,947      650,570
        Dole Food Co., Inc. FRS
         BTL-B
         4.08% (3 ML+2.75%)
         due 04/06/2024...........................     31,726       31,806
        Dole Food Co., Inc. FRS
         BTL-B
         6.00% (USFRBPLR+1.75%)
         due 04/06/2024...........................         45           45
                                                              ------------
                                                                   682,421
                                                              ------------
      Food-Retail -- 0.3%
        Albertson's LLC FRS
         BTL-B4
         3.99% (1 ML+2.75%)
         due 08/25/2021...........................    662,102      636,342
        Albertson's LLC FRS
         BTL-B5
         4.33% (3 ML+3.00%)
         due 12/21/2022...........................    464,328      445,972
                                                              ------------
                                                                 1,082,314
                                                              ------------
      Gambling (Non-Hotel) -- 0.6%
        Greektown Holdings LLC FRS
         BTL
         4.24% (1 ML+3.00%)
         due 03/21/2024...........................    517,793      517,632
        Mohegan Tribal Gaming Authority FRS
         BTL-B
         5.24% (1 ML+4.00%)
         due 10/13/2023...........................    843,625      849,319
        Scientific Games International, Inc. FRS
         BTL-B4
         4.49% (1 ML+3.25%)
         due 08/14/2024...........................    172,720      213,401


                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      Gambling (Non-Hotel) (continued)
        Scientific Games International, Inc. FRS
         BTL-B4
         4.52% (2 ML+3.25%)
         due 08/14/2024........................... $  637,280 $    787,380
                                                              ------------
                                                                 2,367,732
                                                              ------------
      Hotels/Motels -- 0.3%
        Playa Resorts Holding BV FRS
         BTL-B
         4.32% (3 ML+3.00%)
         due 04/05/2024...........................  1,286,775    1,283,826
                                                              ------------
      Housewares -- 0.2%
        Libbey Glass, Inc. FRS
         BTL-B
         coupon TBD
         due 04/09/2021...........................    775,000      710,094
                                                              ------------
      Human Resources -- 0.4%
        CHG Healthcare Services, Inc. FRS
         1st Lien
         4.56% (3 ML+3.25%)
         due 06/07/2023...........................    208,879      210,852
        Team Health, Inc. FRS
         1st Lien
         3.99% (1ML+2.75%)
         due 02/06/2024...........................  1,152,274    1,132,590
                                                              ------------
                                                                 1,343,442
                                                              ------------
      Investment Companies -- 0.7%
        TKC Holdings, Inc. FRS
         BTL
         5.52% (2 ML+4.25%)
         due 02/01/2023...........................  1,606,925    1,616,165
        UFC Holdings LLC FRS
         BTL-B
         4.49% (1 ML+3.25%)
         due 08/18/2023...........................    825,862      828,443
                                                              ------------
                                                                 2,444,608
                                                              ------------
      Investment Management/Advisor Services -- 0.5%
        AlixPartners LLP FRS
         BTL-B
         4.33% (3 ML+3.00%)
         due 04/04/2024...........................  1,582,050    1,584,876
        Focus Financial Partners LLC FRS
         1st Lien
         4.55% (3 ML+3.25%)
         due 07/03/2024...........................    145,000      146,087
                                                              ------------
                                                                 1,730,963
                                                              ------------
      Leisure Products -- 0.1%
        Hayward Industries, Inc. FRS
         BTL-B
         4.74% (1 ML+3.50%)
         due 08/05/2024...........................    380,000      382,217
                                                              ------------
      Machinery-Construction & Mining -- 0.1%
        Paladin Brands Holding, Inc. FRS
         BTL-B
         coupon TBD
         due 08/15/2022...........................    510,000      511,913
                                                              ------------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      LOANS (continued)
      Machinery-General Industrial -- 1.5%
        Gardner Denver, Inc. FRS
         BTL-B
         4.08% (3 ML+2.75%)
         due 07/30/2024........................... $1,975,795 $  1,976,558
        Husky Injection Molding Systems, Ltd. FRS
         BTL-B
         4.49% (1 ML+3.25%)
         due 06/30/2021...........................  1,553,536    1,563,422
        Rexnord LLC FRS
         BTL-B
         3.99% (1 ML+2.75%)
         due 08/21/2023...........................    126,045      126,470
        Rexnord LLC FRS
         BTL-B
         4.06%-4.08% (3 ML+2.75%)
         due 08/21/2023...........................    908,070      911,130
        Zodiac Pool Solutions LLC FRS
         BTL
         5.33% (3 ML+4.00%)
         due 12/20/2023...........................  1,017,325    1,023,048
                                                              ------------
                                                                 5,600,628
                                                              ------------
      Machinery-Pumps -- 0.3%
        NN, Inc. FRS
         BTL
         4.99% (1 ML+3.75%)
         due 03/22/2021...........................    553,700      553,239
        NN, Inc. FRS
         BTL-B
         5.49% (1 ML+4.25%)
         due 10/19/2022...........................    718,669      718,219
                                                              ------------
                                                                 1,271,458
                                                              ------------
      Medical Labs & Testing Services -- 0.4%
        Explorer Holdings, Inc. FRS
         BTL
         5.06% (3 ML+3.75%)
         due 05/02/2023...........................    264,331      265,322
        Jaguar Holding Co. II FRS
         BTL
         3.99% (1 ML+2.75%)
         due 08/18/2022...........................    251,619      252,791
        Jaguar Holding Co. II FRS
         BTL
         4.08% (3 ML+2.75%)
         due 08/18/2022...........................    280,032      281,337
        US Anesthesia Partners, Inc. FRS
         BTL
         4.49% (1 ML+3.25%)
         due 06/23/2024...........................    513,713      509,860
                                                              ------------
                                                                 1,309,310
                                                              ------------
      Medical Products -- 0.5%
        DJO Finance LLC FRS
         BTL-B
         4.49% (1 ML+3.25%)
         due 06/08/2020...........................  1,138,481    1,135,350


                                                      Principal     Value
                 Security Description                  Amount      (Note 2)
   Medical Products (continued)
     Greatbatch, Ltd. FRS
      BTL-B
      4.74% (1 ML+3.50%)
      due 10/27/2022................................. $  608,389 $    610,062
                                                                 ------------
                                                                    1,745,412
                                                                 ------------
   Medical-Drugs -- 1.1%
     Endo Luxembourg Finance Co. I SARL FRS
      BTL-B
      5.50% (1 ML+4.25%)
      due 04/29/2024.................................    773,063      779,988
     HLF Financing SARL FRS
      BTL-B
      6.74% (1 ML+5.50%)
      due 02/15/2023.................................    548,625      552,740
     Pharmerica Corp. FRS
      1st Lien
      coupon TBD
      due 09/26/2024.................................    785,000      789,168
     Pharmerica Corp. FRS
      2nd Lien
      coupon TBD
      due 09/26/2025.................................     75,000       74,812
     Valeant Pharmaceuticals International, Inc. FRS
      BTL-BF1
      5.99% (1 ML+4.75%)
      due 04/01/2022.................................  1,669,295    1,698,383
                                                                 ------------
                                                                    3,895,091
                                                                 ------------
   Medical-Generic Drugs -- 0.2%
     Amneal Pharmaceuticals LLC FRS
      BTL-B2
      4.83% (3 ML+3.50%)
      due 11/01/2019.................................    666,038      669,368
                                                                 ------------
   Medical-HMO -- 0.1%
     MultiPlan, Inc. FRS
      BTL-B
      4.33% (3 ML+3.00%)
      due 06/07/2023.................................    396,421      398,953
                                                                 ------------
   Medical-Hospitals -- 1.7%
     Acadia Healthcare Co., Inc. FRS
      BTL-B2
      3.98% (1 ML+2.75%)
      due 02/16/2023.................................    606,533      610,627
     Ardent Legacy Acquisitions, Inc. FRS
      BTL-B
      6.83% (3 ML+5.50%)
      due 08/04/2021.................................    489,850      490,462
     CHS/Community Health Systems, Inc. FRS
      BTL-H
      4.32% (3 ML+3.00%)
      due 01/27/2021.................................  1,144,892    1,138,214
     Envision Healthcare Corp. FRS
      BTL-C
      4.24% (1 ML+3.00%)
      due 12/01/2023.................................  1,777,208    1,786,836
     Quorum Health Corp. FRS
      BTL
      7.99% (1 ML+6.75%)
      due 04/29/2022.................................     14,320       14,443

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                               Principal     Value
                Security Description            Amount      (Note 2)
         LOANS (continued)
         Medical-Hospitals (continued)
           Quorum Health Corp. FRS
            BTL
            8.07% (3 ML+6.75%)
            due 04/29/2022.................... $  541,153 $    545,791
           Select Medical Corp. FRS
            BTL-B
            4.81% (3 ML+3.50%)
            due 03/01/2021....................    954,991      963,050
           Select Medical Corp. FRS
            BTL-B
            6.75% (USFRBPLR+2.50%)
            due 03/01/2021....................        209          210
           Surgery Center Holdings, Inc. FRS
            1st Lien
            4.49% (1 ML+3.25%)
            due 09/03/2024....................    735,000      728,340
                                                          ------------
                                                             6,277,973
                                                          ------------
         Medical-Outpatient/Home Medical -- 0.1%
           21st Century Oncology, Inc. FRS
            BTL-B
            7.43% (3 ML+6.13%)
            due 04/30/2022(5).................    363,039      342,391
           National Mentor Holdings, Inc. FRS
            BTL-B
            4.33% (3 ML+3.00%)
            due 01/31/2021....................    138,066      139,101
                                                          ------------
                                                               481,492
                                                          ------------
         Motion Pictures & Services -- 0.1%
           Lions Gate Entertainment Corp. FRS
            BTL-B
            4.24% (1 ML+3.00%)
            due 12/08/2023....................    458,338      460,744
                                                          ------------
         Non-Hazardous Waste Disposal -- 0.3%
           Casella Waste Systems, Inc. FRS
            BTL-B
            3.98% (1 ML+2.75%)
            due 10/17/2023....................    687,802      689,522
           Wrangler Buyer Corp. FRS
            BTL-B
            coupon TBD
            due 09/27/2024....................    585,000      586,755
                                                          ------------
                                                             1,276,277
                                                          ------------
         Oil & Gas Drilling -- 0.6%
           Jonah Energy LLC FRS
            2nd Lien
            9.75% (3ML+6.50%)
            due 05/12/2021....................    400,000      399,000
           Paragon Offshore Finance Co.
            Escrow Loans
            6.00% due 07/18/2021+(2)(4).......      2,672            0
           Seadrill Operating LP FRS
            BTL-B
            4.33% (3 ML+3.00%)
            due 02/21/2021....................  2,480,670    1,815,024
                                                          ------------
                                                             2,214,024
                                                          ------------


                                                Principal     Value
                Security Description             Amount      (Note 2)
        Oil Companies-Exploration & Production -- 0.8%
          Chesapeake Energy Corp Term Loan FRS
           BTL
           8.81% (3 ML+7.50%)
           due 08/23/2021...................... $  181,000 $    194,405
          Fieldwood Energy LLC FRS
           1st Lien
           8.33% (3 ML+7.00%)
           due 08/31/2020......................    480,382      420,335
          Fieldwood Energy LLC FRS
           1st Lien
           8.46% (3 ML+7.13%)
           due 09/30/2020......................    128,766       87,561
          Fieldwood Energy LLC FRS
           2nd Lien
           8.46% (3 ML+7.13%)
           due 09/30/2020......................    211,234       84,494
          Gavilan Resources LLC FRS
           2nd Lien
           7.23% (1 ML+6.00%)
           due 03/01/2024......................    470,000      451,200
          MEG Energy Corp. FRS
           BTL
           4.83% (3 ML+3.50%)
           due 12/31/2023......................  1,149,857    1,143,491
          Ultra Resources, Inc. FRS
           1st Lien
           4.31% (3 ML+3.00%)
           due 04/12/2024......................    705,000      704,413
                                                           ------------
                                                              3,085,899
                                                           ------------
        Oil-Field Services -- 0.3%
          Traverse Midstream Partner LLC FRS
           BTL
           5.33% (3 ML+4.00%)
           due 09/27/2024......................  1,085,000    1,098,562
                                                           ------------
        Pharmacy Services -- 0.5%
          Change Healthcare Holdings LLC FRS
           BTL-B
           3.99% (1ML +2.75%)
           due 03/01/2024......................  1,975,075    1,978,531
                                                           ------------
        Printing-Commercial -- 0.3%
          Fort Dearborn Co. FRS
           1st Lien
           5.23% (1ML +4.00%)
           due 10/19/2023......................     15,369       15,458
          Fort Dearborn Co. FRS
           1st Lien
           5.30% (3ML +4.00%)
           due 10/19/2023......................  1,128,628    1,135,212
                                                           ------------
                                                              1,150,670
                                                           ------------
        Professional Sports -- 0.6%
          Delta 2 Luxembourg SARL FRS
           BTL-B3
           4.24% (1 ML+3.00%)
           due 02/01/2024......................  2,025,000    2,030,062
                                                           ------------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                     Principal     Value
                 Security Description                 Amount      (Note 2)
    LOANS (continued)
    Publishing-Books -- 0.2%
      McGraw-Hill Global Education Holdings LLC FRS
       BTL
       5.24% (1 ML+4.00%)
       due 05/04/2022............................... $  869,000 $    852,344
                                                                ------------
    Radio -- 0.1%
      CBS Radio, Inc. FRS
       BTL-B
       4.74% (1 ML+3.50%)
       due 10/17/2023...............................    321,541      323,451
                                                                ------------
    Real Estate Investment Trusts -- 0.2%
      Uniti Group, Inc. FRS
       BTL
       4.24% (1 ML+3.00%)
       due 10/24/2022...............................    769,188      710,537
                                                                ------------
    Real Estate Management/Services -- 0.4%
      DTZ US Borrower LLC FRS
       BTL-B
       4.56%-4.58% (3 ML+3.25%)
       due 11/04/2021...............................  1,466,250    1,468,694
                                                                ------------
    Real Estate Operations & Development -- 0.1%
      Lightstone Generation LLC FRS
       BTL-B
       5.74% (1 ML+4.50%)
       due 01/30/2024...............................    418,663      416,766
      Lightstone Generation LLC FRS
       BTL-C
       5.74% (1 ML+4.50%)
       due 01/30/2024...............................     26,087       25,969
                                                                ------------
                                                                     442,735
                                                                ------------
    Research & Development -- 0.1%
      PAREXEL International Corp. FRS
       BTL-B
       coupon TBD
       due 09/27/2024...............................    230,000      231,610
                                                                ------------
    Retail-Arts & Crafts -- 0.2%
      Michaels Stores, Inc. FRS
       BTL-B1
       3.98%-3.99% (1 ML+2.75%)
       due 01/30/2023...............................    847,239      845,386
                                                                ------------
    Retail-Auto Parts -- 0.4%
      Dragon Merger Sub LLC FRS
       1st Lien
       5.31% (3 ML+4.00%)
       due 07/24/2024...............................  1,410,000    1,424,100
                                                                ------------
    Retail-Bedding -- 0.3%
      Serta Simmons Bedding LLC FRS
       1st Lien
       4.80%-4.81% (3 ML+3.50%)
       due 11/08/2023...............................    975,100      945,319
                                                                ------------
    Retail-Building Products -- 0.4%
      84 Lumber Co. FRS
       BTL-B
       6.99% (1 ML+5.75%)
       due 10/04/2023...............................  1,599,438    1,616,099
                                                                ------------


                                                        Principal     Value
                 Security Description                    Amount      (Note 2)
 Retail-Drug Store -- 0.1%
   Rite Aid Corp. FRS
    BTL-2
    5.12% (1 ML+3.88%)
    due 06/21/2021..................................... $  520,000 $    521,842
                                                                   ------------
 Retail-Major Department Stores -- 0.2%
   Neiman Marcus Group, Ltd. LLC FRS
    BTL
    4.48% (1 ML+3.25%)
    due 10/25/2020.....................................    763,023      567,499
                                                                   ------------
 Retail-Misc./Diversified -- 0.2%
   Leslie's Poolmart, Inc. FRS
    BTL-B
    5.06% (3 ML+3.75%)
    due 08/16/2023.....................................    895,370      896,210
                                                                   ------------
 Retail-Office Supplies -- 0.2%
   Staples, Inc. FRS
    BTL-B
    5.31% (3 ML+4.00%)
    due 09/12/2024.....................................    775,000      770,896
                                                                   ------------
 Retail-Pet Food & Supplies -- 0.1%
   PetSmart, Inc. FRS
    BTL-B
    4.24% (1 ML+3.00%)
    due 03/11/2022.....................................    575,748      487,535
                                                                   ------------
 Retail-Sporting Goods -- 0.3%
   Bass Pro Group LLC FRS
    BTL-B
    6.24% (1 ML+5.00%)
    due 12/16/2023.....................................  1,315,000    1,237,744
                                                                   ------------
 Retail-Toy Stores -- 0.1%
   Toys "R" Us-Delaware, Inc. FRS
    BTL
    coupon TBD
    due 01/22/2019.....................................    205,000      207,050
                                                                   ------------
 Rubber/Plastic Products -- 0.6%
   Gates Global LLC FRS
    BTL-B
    4.58% (3 ML+3.25%)
    due 04/01/2024.....................................  1,228,030    1,232,356
   U.S. Farathane LLC FRS
    BLT-B4
    4.80% (3 ML+3.50%)
    due 12/23/2021.....................................  1,069,025    1,071,698
                                                                   ------------
                                                                      2,304,054
                                                                   ------------
 Schools -- 0.7%
   Laureate Education, Inc. FRS
    BTL-B
    5.74% (1 ML+4.50%)
    due 04/26/2024.....................................  2,403,156    2,408,162
   St. George's University Scholastic Services LLC FRS
    BTL
    5.48% (1 ML+4.25%)
    due 07/06/2022.....................................    207,310      207,957
                                                                   ------------
                                                                      2,616,119
                                                                   ------------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)



                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      LOANS (continued)
      Security Services -- 0.2%
        Garda World Security Corp. FRS
         BTL-B
         5.31% (3 ML+4.00%)
         due 05/24/2024........................... $  494,265 $    498,281
        Garda World Security Corp. FRS
         BTL-B
         7.25% (USFRBPLR+3.00%)
         due 05/24/2024...........................      1,242        1,252
        Prime Security Services Borrower LLC FRS
         BTL-B1
         3.99% (1 ML+2.75%)
         due 05/02/2022...........................    288,552      290,626
                                                              ------------
                                                                   790,159
                                                              ------------
      Soap & Cleaning Preparation -- 0.3%
        Diamond (BC) B.V. FRS
         USD BTL
         4.32% (3 ML+3.00%)
         due 09/06/2024...........................  1,105,000    1,101,980
                                                              ------------
      Telecom Services -- 1.8%
        CenturyLink, Inc.
         BTL-B
         2.75% due 01/31/2025.....................    775,000      749,674
        Coral-US Co. Borrower LLC FRS
         BTL-B
         4.74% (1 ML+3.50%)
         due 01/31/2025...........................    565,000      558,026
        Digicel International Finance, Ltd. FRS
         BTL-B
         5.07% (3 ML+3.75%)
         due 05/28/2024...........................    465,000      467,519
        Securus Technologies Holdings, Inc. FRS
         BTL-B2
         5.45% (1 ML+4.25%)
         due 04/30/2020...........................    957,543      957,543
        Securus Technologies Holdings, Inc. FRS
         1st Lien
         coupon TBD
         due 06/20/2024...........................  1,350,000    1,358,437
        Securus Technologies Holdings, Inc. FRS
         2nd Lien
         coupon TBD
         due 06/15/2025...........................    670,000      673,350
        UPC Financing Partnership FRS
         BTL-AN
         3.98% (1 ML+2.75%)
         due 04/15/2025...........................  1,780,000    1,785,721
                                                              ------------
                                                                 6,550,270
                                                              ------------
      Telecommunication Equipment -- 0.0%
        Sorenson Communications, Inc. FRS
         BTL
         7.08% (3 ML+5.75%)
         due 04/30/2020...........................     99,742       99,992
                                                              ------------
      Television -- 0.2%
        Mission Broadcasting, Inc. FRS
         BTL-B2
         3.74% (1 ML+2.50%)
         due 01/17/2024...........................     66,042       66,183

                                                  Principal
                                                   Amount/      Value
                 Security Description              Shares      (Note 2)
      Television (continued)
        Tribune Media Co. FRS
         BTL-B
         4.24% (1 ML+3.00%)
         due 12/27/2020.......................... $   53,618 $     53,668
        Tribune Media Co. FRS
         BTL-C
         4.24% (1 ML+3.00%)
         due 01/27/2024..........................    668,275      669,110
                                                             ------------
                                                                  788,961
                                                             ------------
      Theaters -- 0.3%
        CDS US Intermediate Holdings, Inc. FRS
         BTL
         5.30% (3 ML+4.00%)
         due 07/08/2022..........................  1,242,757    1,245,864
                                                             ------------
      Tools-Hand Held -- 0.3%
        Apex Tool Group LLC FRS
         BTL-B
         4.50% (1 ML+3.25%)
         due 02/01/2020..........................  1,098,940    1,065,971
                                                             ------------
      Transport-Air Freight -- 0.1%
        Air Medical Group Holdings, Inc. FRS
         BTL
         coupon TBD
         due 09/07/2024..........................    250,000      249,219
                                                             ------------
      Total Loans
         (cost $178,768,395).....................             177,863,233
                                                             ------------
      FOREIGN GOVERNMENT OBLIGATIONS -- 0.5%
      Sovereign -- 0.5%
        Republic of Argentina
         Senior Notes
         6.50% due 02/15/2023*...................    935,000      985,640
        Republic of Argentina
         Senior Notes
         7.13% due 07/06/2036....................    755,000      792,750
                                                             ------------
      Total Foreign Government Obligations
         (cost $1,693,628).......................               1,778,390
                                                             ------------
      COMMON STOCKS -- 0.4%
      Electric-Generation -- 0.2%
        Vistra Energy Corp.+.....................     27,942      522,236
        Vistra Energy Corp. CVR+(2)..............     27,942       29,339
                                                             ------------
                                                                  551,575
                                                             ------------
      Multimedia -- 0.0%
        Haights Cross Communication, Inc.+(2)(4).     19,388            0
                                                             ------------
      Oil Companies-Exploration & Production -- 0.1%
        Bonanza Creek Energy, Inc.+..............          5          165
        Linn Energy, Inc.+.......................     10,500      379,575
                                                             ------------
                                                                  379,740
                                                             ------------
      Television -- 0.1%
        ION Media Networks, Inc.+(2)(4)(10)......        660      502,491
                                                             ------------
      Total Common Stocks
         (cost $2,084,573).......................               1,433,806
                                                             ------------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)


                                                    Principal
                                                     Amount/      Value
                Security Description                 Shares      (Note 2)
    PREFERRED SECURITIES -- 0.3%
    Diversified Banking Institutions -- 0.3%
      GMAC Capital Trust I FRS
       Series 2
       7.10% (3 ML+5.79%)
       (cost $1,191,988)..........................     46,500  $  1,227,600
                                                               ------------
    PREFERRED SECURITIES/CAPITAL SECURITIES -- 1.0%
    Banks-Commercial -- 0.2%
      Macquarie Bank, Ltd.
       6.13% due 03/08/2027*(11).................. $  675,000       698,423
                                                               ------------
    Banks-Super Regional -- 0.3%
      KeyCorp.
       5.00% due 09/15/2026(11)...................  1,150,000     1,190,250
                                                               ------------
    Diversified Banking Institutions -- 0.3%
      Citigroup, Inc.
       Series T
       6.25% due 08/15/2026(11)...................    845,000       950,625
                                                               ------------
    Insurance-Multi-line -- 0.2%
      Voya Financial, Inc.
       5.65% due 05/15/2053.......................    600,000       637,200
                                                               ------------
    Total Preferred Securities/Capital Securities
       (cost $3,301,975)..........................                3,476,498
                                                               ------------
    Total Long-Term Investment Securities
       (cost $369,402,179)........................              370,696,501
                                                               ------------
    SHORT-TERM INVESTMENT SECURITIES -- 0.1%
    Registered Investment Companies -- 0.1%
      State Street Institutional U.S. Government
       Money Market Fund, Premier Class
       0.92%(12)
       (cost $406,600)............................    406,600       406,600
                                                               ------------
    TOTAL INVESTMENTS --
       (cost $369,808,779)(1).....................      100.9%  371,103,101
    Liabilities in excess of other assets.........       (0.9)   (3,241,667)
                                                   ----------  ------------
    NET ASSETS --                                       100.0% $367,861,434
                                                   ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2017, the aggregate value of these securities was $105,452,053 representing 28.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
+    Non-income producing security
(1)  See Note 5 for cost of investments on a tax basis.
(2) Illiquid security. At September 30, 2017, the aggregate value of these securities was $848,486 representing 0.2% of net assets.
(3) PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)  Securities are classified as Level 3 (see Note 2).
(5)  Company has filed for bankruptcy protection.
(6)  Security in default of interest and principal at maturity.

(7) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9) All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(10) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2017, the Fund held the following restricted securities:

                                Shares/                        Value   % of
                   Acquisition Principal Acquisition            Per    Net
    Description       Date      Amount      Cost      Value    Share  Assets
    -----------    ----------- --------- ----------- -------- ------- ------
    Common Stocks
      ION Media
       Networks,
       Inc........ 12/21/2016     660        $6      $502,491 $761.35  0.14%
                                                     ========          ====

(11) Perpetual maturity -- maturity date reflects the next call date.
(12) The rate shown is the 7-day yield as of September 30, 2017.
(13) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
BTL --Bank Term Loan
CVR --Contingent Value Rights
DIP --Debtor-in-possession
TBD --Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (unaudited)
        (continued)

FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend
1    ML -- 1 Month USD Libor
2    ML -- 2 Month USD Libor
3    ML -- 3 Month USD Libor
USFRBPLR --US Federal Reserve Bank Prime Loan Rate

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2017 (see Note 2):

                                         Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                             Quoted Prices     Observable Inputs  Unobservable Inputs      Total
-                                        --------------------- ----------------- ---------------------- ------------
ASSETS:
Asset Backed Securities.................      $       --         $    825,667           $     --        $    825,667
U.S. Corporate Bonds & Notes:
  Rubber/Plastic Products...............              --                   --                  0                   0
  Other Industries......................              --          147,230,456                 --         147,230,456
Foreign Corporate Bonds & Notes:
  Special Purpose Entity................              --                   --                  0                   0
  Other Industries......................              --           36,860,851                 --          36,860,851
Loans:
  Building-Residential/Commercial.......              --                   --                  0                   0
  Oil & Gas Drilling....................              --            2,214,024                  0           2,214,024
  Other Industries......................              --          175,649,209                 --         175,649,209
Foreign Government Obiligations.........              --            1,778,390                 --           1,778,390
Common Stocks:
  Electric-Generation...................         522,236               29,339                 --             551,575
  Multimedia............................              --                   --                  0                   0
  Television............................              --                   --            502,491             502,491
  Other Industries......................         379,740                   --                 --             379,740
Preferred Securities....................       1,227,600                   --                 --           1,227,600
Preferred Securities/Capital Securities.              --            3,476,498                 --           3,476,498
Short-Term Investment Securities........         406,600                   --                 --             406,600
                                              ----------         ------------           --------        ------------
Total Investments at Value..............      $2,536,176         $368,064,434           $502,491        $371,103,101
                                              ==========         ============           ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited)

Note 1. Organization

   The SunAmerica Income Funds (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust. The Trust currently consists of three different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: AIG U.S. Government Securities Fund ("U.S. Government Securities Fund"), AIG Strategic Bond Fund ("Strategic Bond Fund"), and AIG Flexible Credit Fund ("Flexible Credit Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment goals and principal investment techniques for each of the Funds are as follows:

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. and foreign government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   Flexible Credit Fund seeks a high level of total return by the active trading in credit instruments. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in credit instruments and derivative instruments and exchange-traded funds ("ETFs") that are linked to, or provide investment exposure to, credit instruments. The Fund considers a credit instrument to be any debt instrument or instrument with debt-like characteristics, including but not limited to, corporate and sovereign bonds, secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"), and securitized instruments, which are securities backed by pools of assets such as mortgages, loans, or other receivables. The credit instruments in which the Fund intends to primarily invest are U.S. and non-U.S. below investment grade, high yield bonds (commonly referred to as "junk bonds") and Loans.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statements of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. The U.S. Government Fund and the Flexible Credit Fund stopped offering Class B shares for sale as of the close of business December 2, 2014. As of the close of business January 27, 2015, Class B shares of each of the U.S. Government Securities Fund and the Flexible Credit Fund converted to Class A shares of each respective Fund.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs. Class W shares of the Flexible Credit Fund and the Strategic Bond Fund commenced operations effective October 1, 2014 and January 29, 2015, respectively.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)


   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), except that Class B and Class C shares are subject to higher distribution fees.

   Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board"), etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)


   The summary of each Fund's asset and liabilities classified in the fair value hierarchy as of September 30, 2017 is reported on a schedule following each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)

   Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)


   The following tables represent the value of derivatives held as of September 30, 2017, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the period ended
   September 30, 2017. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2017, please refer to each Fund's Portfolio of Investments.

                                   Liability
                Asset Derivatives Derivatives
                ----------------- ------------
                     Foreign        Foreign
                    Exchange        Exchange
                    Contracts      Contracts
                ----------------- ------------
                     Foreign        Foreign
                    Exchange        Exchange
Fund              Contracts(1)    Contracts(2)
----            ----------------- ------------
Strategic Bond.     $143,363        $71,704
                    ========        =======

--------
Statement of Assets and Liabilities Location:

(1)Unrealized appreciation on forward foreign currency contracts
(2)Unrealized depreciation on forward foreign currency contracts

                                  Change in
                                 Unrealized
                Realized Gain   Appreciation
                  (Loss) on   (Depreciation) on
                 Derivatives     Derivatives
                Recognized in   Recognized in
                Statement of    Statement of
                 Operations      Operations
                ------------- -----------------
                   Foreign         Foreign
                  Exchange        Exchange
                  Contracts       Contracts
                ------------- -----------------
                   Foreign         Foreign
                  Exchange        Exchange
Fund            Contracts(1)    Contracts(2)
----            ------------- -----------------
Strategic Bond.  $(2,582,670)     $124,202
                 ===========      ========

--------
Statement of Operations Location:

(1)Net realized gain (loss) on forward contracts
(2)Change in unrealized appreciation (depreciation) on forward contracts

   The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2017:

                Average Amount
                  Outstanding
                During the Year
                ---------------
                    Foreign
                   Exchange
Fund             Contracts(1)
----            ---------------
Strategic Bond.   $27,589,958
                  ===========

--------
(1)Amounts represent notional amounts in US dollars.

   There were no derivative assets and liabilities subject to Master Agreements outstanding at September 30, 2017. The repurchase agreements held by the Funds as of September 30, 2017, are subject to Master Agreements. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)


   Mortgage-Backed Dollar Rolls: During the six months ended September 30, 2017, the Strategic Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

   When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the period ended September 30, 2017, the Strategic Bond Fund purchased and/or sold when-issued securities.

   Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund's yield.

   Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)

   least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 -- 2015 or expected to be taken in each Fund's 2016 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)


   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

   New Accounting Pronouncement: In October 2016, the SEC adopted amendments to rules under the 1940 Act ("final rules") intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. All required changes have been made in accordance with Regulation S-X.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                                Management
Fund                                                         Assets                Fees
----                                               ---------------------------- ----------
U.S. Government Securities........................           $0 - $200 million    0.650%
                                                   (greater than) $200 million    0.620
                                                   (greater than) $400 million    0.550
Strategic Bond....................................           $0 - $350 million    0.650
                                                   (greater than) $350 million    0.600
Flexible Credit...................................           $0 - $200 million    0.750
                                                   (greater than) $200 million    0.720
                                                   (greater than) $400 million    0.550

   The Strategic Bond Fund is subadvised by PineBridge Investments, LLC ("PineBridge") and the Flexible Credit Fund is subadvised by Newfleet Asset Management, LLC ("Newfleet"). Under the Subadvisory Agreements, PineBridge and Newfleet manage the investment and reinvestment of the assets of the Strategic Bond Fund and the Flexible Credit Fund, respectively.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)


   SunAmerica pays PineBridge and Newfleet fees out of the investment advisory fees it receives from the respective Funds. The portion of the investment advisory fees received by SunAmerica that are paid to PineBridge and Newfleet Asset Management, LLC with respect to the Strategic Bond Fund and Flexible Credit Fund are as follows:

                                                                                Subadvisory
Fund                                                         Assets                Fees
----                                               ---------------------------- -----------
Strategic Bond....................................           $0 - $200 million     0.350%
                                                   (greater than) $200 million     0.250
                                                   (greater than) $500 million     0.200
Flexible Credit...................................           $0 - $200 million     0.300
                                                   (greater than) $200 million     0.250
                                                   (greater than) $400 million     0.150

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired Fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

Fund                                    Percentage
----                                    ----------
U.S. Government Securities Class A.....    0.99%
U.S. Government Securities Class C.....    1.64
Strategic Bond Class A.................    1.40
Strategic Bond Class B.................    2.05
Strategic Bond Class C.................    2.05
Strategic Bond Class W.................    1.20
Flexible Credit Class A................    1.45
Flexible Credit Class C................    2.10
Flexible Credit Class W................    1.25

   For the U.S. Government Securities Fund, any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the period ended September 30, 2017, pursuant to the contractual expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                                    Other Expenses
Fund                                  Reimbursed
----                                --------------
U.S. Government Securities.........    $ 97,409

                                    Class Specific
Fund                                   Expenses
----                                --------------
U.S. Government Securities Class A.    $185,758
U.S. Government Securities Class C.      35,577

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)


   At September 30, 2017, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

                                               Other Expenses Reimbursed
                                    ------------------------------------------------
Fund                                March 31, 2018 March 31, 2019 September 30, 2019
----                                -------------- -------------- ------------------
U.S. Government Securities.........    $103,312       $190,664         $ 97,409

                                           Class Specific Expenses Reimbursed
                                    ------------------------------------------------
Fund                                March 31, 2018 March 31, 2019 September 30, 2019
----                                -------------- -------------- ------------------
U.S. Government Securities Class A.    $190,851       $402,860         $185,758
U.S. Government Securities Class C.      34,881         81,730           35,577

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class (other than Class W shares of the Strategic Bond and Flexible Credit Funds), in accordance with the provisions of Rule 12b-1 under the 1940 Act (each, a "Plan," and collectively, the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. Except for Class W shares of the Strategic Bond and Flexible Credit Funds, the Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. For the period ended September 30, 2017, ACS received fees as reflected in the Statements of Operations based on the aforementioned rates.

   The Trust, on behalf of the Strategic Bond and Flexible Credit Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. For the period ended September 30, 2017, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. ACS has advised the Funds that for the period ended September 30, 2017, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                  Class A                           Class B       Class C
                            ---------------------------------------------------- ------------- -------------
                                                                    Contingent    Contingent    Contingent
                             Sales     Affiliated   Non-affiliated   Deferred      Deferred      Deferred
Fund                        Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges Sales Charges
----                        -------- -------------- -------------- ------------- ------------- -------------
U.S. Government Securities. $ 10,574    $ 1,667        $  7,140       $  143        $    --       $  341
Strategic Bond.............  227,650     57,087         151,461          426         18,897        1,482
Flexible Credit............  143,417     21,971         103,191        3,627             --        4,923

   The Trust has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)

   and Trust Company ("State Street") in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate AFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the period ended September 30, 2017, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statements of Operations to compensate AFS pursuant to the terms of the Service Agreement:

                                               Payable at
Fund                              Expenses September 30, 2017
----                              -------- ------------------
US Government Securities Class A. $160,103      $24,050
US Government Securities Class C.   19,124        2,641
Strategic Bond Class A...........  186,971       30,546
Strategic Bond Class B...........   32,186        5,168
Strategic Bond Class C...........  128,981       19,670
Strategic Bond Class W...........   52,561        9,885
Flexible Credit Class A..........  162,314       25,728
Flexible Credit Class C..........   82,342       13,225
Flexible Credit Class W..........  172,967       27,392

   At September 30, 2017, AIG Active Allocation Portfolio and AIG Multi-Asset Allocation Portfolio, each a series of SunAmerica Series, Inc., owned a percentage of the outstanding shares of the following Funds:

                                                                Holder
                                                        ---------------------
                                                           AIG         AIG
                                                          Active   Multi-Asset
                                                        Allocation Allocation
  Fund                                                  Portfolio   Portfolio
  ----                                                  ---------- -----------
  U.S. Government Securities . . . . . . . . . . . . ..    8.56%      17.07%
  Strategic Bond . . . . . . . . . . . ................    3.00          --
  Flexible Credit . . . . . . .........................    2.82        3.39

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2017 were as follows:

                             Purchases of Investment      Sales of Investment     Purchase of U.S. Sales of U.S.
                            Securities (Excluding U.S. Securities (Excluding U.S.    Government     Government
Fund                          Government Securities)     Government Securities)      Securities     Securities
----                        -------------------------- -------------------------- ---------------- -------------
U.S. Government Securities.        $         --               $         --          $27,720,469     $34,837,886
Strategic Bond.............         212,303,178                194,826,722           42,107,552      52,452,945
Flexible Credit............         125,730,121                133,649,991                   --              --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, late year ordinary losses, distributions payable, straddle loss deferrals, amortization of premium/discount and treatment of defaulted securities.

                                     Distributable Earnings               Tax Distributions
                                For the year ended March 31, 2017     For the year ended March 31, 2017
                            ----------------------------------------  ---------------------------------
                                         Long-term      Unrealized
                             Ordinary  Gains/ Capital  Appreciation    Ordinary         Long-Term
Fund                          Income   Loss Carryover (Depreciation)*   Income        Capital Gains
----                        ---------- -------------- ---------------   -----------   -------------
U.S. Government Securities. $  530,181  $(13,576,279)   $ 2,897,985   $ 3,089,605          $--
Strategic Bond.............    670,627   (74,079,874)    (1,215,751)   11,239,760           --
Flexible Credit............  1,074,824   (49,857,256)       654,033    13,948,606           --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)


   As of March 31, 2017, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                            Capital Loss
                            Carryforward+       Unlimited+
                            ------------- ----------------------
Fund                            2018          ST         LT
----                        ------------- ---------- -----------
U.S. Government Securities.  $        --  $8,871,280 $ 4,704,999
Strategic Bond.............   49,688,392   2,697,374  21,694,108
Flexible Credit............   41,322,811     984,379   7,550,066

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2017, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

                                                        Deferred     Deferred
                                          Deferred    Post-October Post-October
                                          Late Year    Short-Term   Long-Term
Fund                                    Ordinary Loss Capital Loss Capital Loss
----                                    ------------- ------------ ------------
U.S. Government Securities.............   $     --     $4,219,268   $ 462,553
Strategic Bond.........................    759,467        619,329    (110,017)
Flexible Credit........................         --             --          --

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities, repurchase agreements, and derivatives were as follows:

                            Aggregate  Aggregate   Unrealized
                            Unrealized Unrealized  Gain/(Loss)   Cost of
Fund                          Gain@      Loss@        Net@     Investments
----                        ---------- ----------  ----------- -----------
U.S. Government Securities.  5,556,987 (1,613,461)  3,943,526  154,733,787
Strategic Bond............. 10,677,061 (7,092,293)  3,584,768  364,909,784
Flexible Credit Bond.......  9,236,196 (8,406,146)    830,050  370,273,052

--------
@  Unrealized appreciation (depreciation) includes amounts for derivatives.

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                        U.S. Government Securities
            --------------------------------------------------
                                  Class A
            --------------------------------------------------
                     For the
                six months ended               For the
               September 30, 2017            year ended
                   (unaudited)             March 31, 2017
            ------------------------  ------------------------
              Shares       Amount       Shares       Amount
            ----------  ------------  ----------  ------------

 Shares
 sold......  1,127,061  $ 10,352,210   4,055,893  $ 39,020,448

 Reinvested
 dividends.    129,616     1,187,725     266,885     2,514,822

 Shares
 redeemed.. (1,843,204)  (16,888,612) (4,412,102)  (41,347,823)
            ----------  ------------  ----------  ------------
Net
 increase
 (decrease)   (586,527) $ (5,348,677)    (89,324) $    187,447
            ==========  ============  ==========  ============

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)

                             U.S. Government Securities
                ---------------------------------------------------
                                      Class C
                ---------------------------------------------------
                         For the
                    six months ended               For the
                   September 30, 2017             year ended
                       (unaudited)              March 31, 2017
                ------------------------  -------------------------
                  Shares       Amount        Shares       Amount
                ----------  ------------  -----------  ------------

 Shares
 sold..........     84,905  $    777,509      496,877  $  4,737,214

 Reinvested
 dividends.....      9,730        89,119       25,679       242,231

 Shares
 redeemed......   (455,646)   (4,176,024)  (1,682,466)  (15,715,340)
                ----------  ------------  -----------  ------------
Net
 increase
 (decrease)....   (361,011) $ (3,309,396)  (1,159,910) $(10,735,895)
                ==========  ============  ===========  ============

                                                            Strategic Bond
                ------------------------------------------------------------------------------------------------------
                                      Class A                                             Class B
                ---------------------------------------------------  -------------------------------------------------
                         For the                                             For the
                    six months ended               For the               six months ended              For the
                   September 30, 2017             year ended            September 30, 2017           year ended
                       (unaudited)              March 31, 2017             (unaudited)             March 31, 2017
                ------------------------  -------------------------  -----------------------  ------------------------
                  Shares       Amount        Shares       Amount       Shares       Amount      Shares       Amount
                ----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------

 Shares
 sold(1)(2)....  6,366,009  $ 21,897,669    6,511,015  $ 22,000,676     536,661  $ 1,843,982   1,716,827  $  5,807,472

 Reinvested
 dividends.....    755,732     2,601,969    1,469,857     4,968,423     101,009      347,732     193,765       654,711

 Shares
 redeemed(1)(2) (4,608,475)  (15,841,668) (13,504,442)  (45,597,698) (1,193,122)  (4,100,573) (2,625,938)   (8,845,950)
                ----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Net
 increase
 (decrease)....  2,513,266  $  8,657,970   (5,523,570) $(18,628,599)   (555,452) $(1,908,859)   (715,346) $ (2,383,767)
                ==========  ============  ===========  ============  ==========  ===========  ==========  ============

                                                            Strategic Bond
                ------------------------------------------------------------------------------------------------------
                                      Class C                                             Class W
                ---------------------------------------------------  -------------------------------------------------
                         For the                                             For the
                    six months ended               For the               six months ended              For the
                   September 30, 2017             year ended            September 30, 2017           year ended
                       (unaudited)              March 31, 2017             (unaudited)             March 31, 2017
                ------------------------  -------------------------  -----------------------  ------------------------
                  Shares       Amount        Shares       Amount       Shares       Amount      Shares       Amount
                ----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------

 Shares
 sold..........  1,495,947  $  5,164,330    3,384,955  $ 11,494,689   6,486,593  $22,299,248   7,913,680  $ 26,786,702

 Reinvested
 dividends.....    370,503     1,280,853      769,650     2,610,522     156,321      538,515     210,770       711,987

 Shares
 redeemed...... (7,957,029)  (27,457,200) (12,514,751)  (42,349,618) (2,403,451)  (8,268,943) (5,405,846)  (18,224,239)
                ----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Net
 increase
 (decrease).... (6,090,579) $(21,012,017)  (8,360,146) $(28,244,407)  4,239,463  $14,568,820   2,718,604  $  9,274,450
                ==========  ============  ===========  ============  ==========  ===========  ==========  ============

--------
(1)For the six months ended September 30, 2017, includes automatic conversion of 87,663 shares of Class B shares in the amount of $300,871 to 87,567 shares of Class A shares in the amount of $300,871.
(2)For the year ended March 31, 2017, includes automatic conversion of 157,947 shares of Class B shares in the amount of $532,049 to 157,920 shares of Class A shares in the amount of $532,049.

                              Flexible Credit
            ---------------------------------------------------
                                  Class A
            ---------------------------------------------------
                     For the
                six months ended               For the
               September 30, 2017             year ended
                   (unaudited)              March 31, 2017
            ------------------------  -------------------------
              Shares       Amount        Shares       Amount
            ----------  ------------  -----------  ------------
Shares
 sold......  7,484,469  $ 25,801,863   22,917,210  $ 77,775,794

 Reinvested
 dividends.    876,708     3,025,811    1,592,354     5,426,357
Shares
 redeemed.. (7,828,571)  (26,963,694) (20,582,379)  (69,973,319)
            ----------  ------------  -----------  ------------
Net
 increase
 (decrease)    532,606  $  1,863,980    3,927,185  $ 13,228,832
            ==========  ============  ===========  ============

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)

                                                         Flexible Credit
            --------------------------------------------------------------------------------------------------------
                                  Class C                                              Class W
            --------------------------------------------------  ----------------------------------------------------
                     For the                                             For the
                six months ended               For the               six months ended               For the
               September 30, 2017            year ended             September 30, 2017             year ended
                   (unaudited)             March 31, 2017              (unaudited)               March 31, 2017
            ------------------------  ------------------------  -------------------------  -------------------------
              Shares       Amount       Shares       Amount        Shares       Amount        Shares       Amount
            ----------  ------------  ----------  ------------  -----------  ------------  -----------  ------------

 Shares
 sold......  2,669,900  $  9,258,756   7,200,951  $ 24,617,203   10,084,703  $ 34,802,663   32,285,891  $110,087,850

 Reinvested
 dividends.    302,970     1,051,706     543,420     1,863,435      530,766     1,831,934      855,066     2,917,568

 Shares
 redeemed.. (3,405,372)  (11,798,916) (4,970,934)  (16,999,023) (13,497,201)  (46,525,877) (14,858,846)  (50,678,526)
            ----------  ------------  ----------  ------------  -----------  ------------  -----------  ------------
Net
 increase
 (decrease)   (432,502) $ (1,488,454)  2,773,437  $  9,481,615   (2,881,732) $ (9,891,280)  18,282,111  $ 62,326,892
            ==========  ============  ==========  ============  ===========  ============  ===========  ============

Note 7. Line of Credit

   The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street, the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.00.

   For the six months ended September 30, 2017, the following Funds had borrowings:

                    Days     Interest    Debt    Average
Fund             Outstanding Charges   Utilized  Interest
----             ----------- -------- ---------- --------
Strategic Bond..      2       $   42  $  302,934   2.48%
Flexible Credit.      8        1,030   1,866,393   2.48

   At September 30, 2017, the following fund had an outstanding loan balance:

Fund               Amount
----             ----------
Flexible Credit. $1,258,824

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2017, none of the Funds participated in this program.

Note 9. Investment Concentration

   The Flexible Credit Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (unaudited) (continued)


   The Flexible Credit Fund and Strategic Bond Fund invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Funds and the borrower.

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the U.S. Government Fund's concentration in such investments, it may be subject to risks associated with U.S. Government agencies or instrumentalities.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2017 -- (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreements

The Board of Trustees (the "Board" the members of which are referred to as "Trustees") of SunAmerica Income Funds (the "Trust"), including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), of the Trust or its separate series (each, a "Fund," and collectively, the "Funds"), SunAmerica Asset Management, LLC ("SunAmerica"), PineBridge Investments LLC ("PineBridge") or Newfleet Asset Management, LLC ("Newfleet," and together with PineBridge, the "Subadvisers"), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2018 at an in-person meeting held on June 6-7, 2017 (the "Meeting"). The Trust currently consists of the following three separate Funds: AIG Flexible Credit Fund ("Flexible Credit Fund"), AIG Strategic Bond Fund ("Strategic Bond Fund") and AIG U.S. Government Securities Fund ("U.S. Government Securities Fund").

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and PineBridge with respect to the Strategic Bond Fund and the Subadvisory Agreement between SunAmerica and Newfleet with respect to the Flexible Credit Fund (the "Subadvisory Agreements" and together with the Advisory Agreement, the "Agreements") for a one-year period ending June 30, 2018.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board's consideration of whether to approve the continuation of the Agreements. These materials included, as applicable: (a) a summary of the services provided or to be provided, as applicable, by SunAmerica and its affiliates to the Funds and by the Subadvisers; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica's and the Subadvisers' risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers. The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal, and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Funds pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2017 -- (unaudited) (continued)

has kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2017, SunAmerica managed, advised and/or administered approximately
$83.9 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Funds. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Funds.

The Board also considered the nature, extent and quality of services provided by each Subadviser to the applicable Funds. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Funds, and other key personnel of each Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the applicable Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser's code of ethics and risk management processes. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also reviewed each Subadviser's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers from effectively serving as Subadvisers to the Funds. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance. The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Funds, as applicable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Broadridge and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in each Peer Group and Peer Universe.

The Board noted that performance information was for the periods ended
March 31, 2017. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

Flexible Credit Fund. The Board considered that the Fund's performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further considered that the Fund outperformed its Broadridge Index for the one-, three- and five-year periods. The Board concluded that the Fund's performance was satisfactory.

Strategic Bond Fund. The Board considered that the Fund's performance was above the medians of its Peer Group and Peer Universe for the one-year period and below the medians of its Peer Group and Peer Universe for the three- and five-year periods. The Board further noted that the Fund underperformed its Broadridge Index for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance, including the Fund's improved recent performance, and that the Board had approved certain changes to the Fund's principal investment strategy effective July 29, 2014. The Board concluded that the Fund's performance was being addressed.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2017 -- (unaudited) (continued)


U.S. Government Securities Fund. The Board considered that the Fund's performance was below the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its Broadridge Index for the one-, three- and five-year periods. The Board considered that management recently made a portfolio manager change with respect to the Fund. The Board noted management's discussion of the Fund's performance, including continued monitoring of the Fund and potential actions to improve performance, and concluded that the Fund's performance was being addressed.

Consideration of the Management Fees and Subadvisory Fee and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadvisers and their Affiliates from the Relationship with the Funds. The Board, including the Independent Trustees, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees to be paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each Fund. The Board further considered that, unlike the funds in each Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as specific management fee waivers in the actual management fee category of the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in each Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Funds and compared each Fund's net expense ratio (taking into account the contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board noted, however, that the mutual funds identified as similar to the Funds are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Broadridge. The report showed comparative fee information of the Funds' Peer Groups and/or Peer Universes that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

The Board also considered fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Funds for which they serve as adviser or subadviser, to the extent applicable. The Board then noted that the subadvisory fee paid by SunAmerica to PineBridge was reasonable as compared to fees PineBridge receives for other mutual funds

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2017 -- (unaudited) (continued)

and accounts for which it serves as adviser or subadviser. The Board also noted that Newfleet indicated that there are meaningful differences between the Flexible Credit Fund and another subadvised account with a similar strategy.

Flexible Credit Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

Strategic Bond Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

U.S. Government Securities Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

Profitability. The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis. The Board also considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans Service Agreements, and Administrative and Shareholder Services Agreements. Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall- out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers' financial statements and/or other information and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fee were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that each of the Funds had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to participate in any economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2017 -- (unaudited) (continued)


The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers' management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Agreements, the Board also received information regarding SunAmerica's and the Subadvisers' brokerage and soft dollar practices. The Board considered that SunAmerica and the Subadvisers are responsible for decisions to buy and sell securities for the applicable Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage; however, the Board noted that the securities in which the Funds invest are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Funds generally do not incur brokerage commissions. Accordingly, the Board observed that SunAmerica and the Subadvisers typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica or the Subadvisers may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

Conclusion. After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2018. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

[LOGO]
AIG Funds
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

   Trustees                   VOTING PROXIES ON       DISCLOSURE OF
    Richard W. Grant          TRUST PORTFOLIO         QUARTERLY PORTFOLIO
    Peter A. Harbeck          SECURITIES              HOLDINGS
    Dr. Judith L. Craven      A description of the    The Trust is required
    William F. Devin          policies and            to file its com-plete
    Stephen J. Gutman         proce-dures that the    schedule of portfolio
   Officers                   Trust uses to           holdings with the U.S.
    John T. Genoy, President  determine how to vote   Securities and
    James Nichols, Vice       proxies relating to     Exchange Commission
      President               secu-rities held in a   for its first and
    Kara Murphy, Vice         Fund's portfolio,       third fiscal quarters
      President               which is available in   on Form N-Q. The
    Christopher C. Joe,       the Trust's Statement   Trust's Forms N-Q are
      Chief Compliance        of Additional           available on the
      Officer                 Information, may be     U.S. Securities and
    Gregory N. Bressler,      ob-tained without       Exchange Commis-sion
      Secretary               charge upon request,    website at
    Kathleen Fuentes, Chief   by calling (800)        www.sec.gov. You can
      Legal Officer and       858-8850. The           also review and obtain
      Assistant Secretary     in-formation is also    copies of the Forms
    Gregory R. Kingston,      available from the      N-Q at the U.S.
      Treasurer               EDGAR database on the   Securities and
    Donna McManus, Vice       U.S. Secu-rities and    Exchange Commission
      President and           Exchange Commission's   Public Refer-ence Room
      Assistant Treasurer     website at              in Washington DC
    Shawn Parry, Vice         http://www.sec.gov.     (information on the
      President and           DELIVERY OF             operation of the
      Assistant Treasurer     SHAREHOLDER DOCUMENTS   Public Reference Room
    Matthew J. Hackethal,     The Funds have adopted  may be ob-tained by
      Anti-Money Laundering   a policy that allows    calling
      Compliance Officer      them to send only one   1-800-SEC-0330).
   Investment Adviser         copy of a Fund's        PROXY VOTING RECORD ON
    SunAmerica Asset          prospectus, proxy       SUNAMERICA INCOME FUNDS
      Management, LLC         material, annual        Information regarding
    Harborside 5              report and semi-annual  how the Funds voted
    185 Hudson Street, Suite  report (the             proxies relating to
      3300                    "shareholder            securities held in the
    Jersey City, NJ 07311     documents") to          Funds during the most
   Distributor                shareholders with       recent twelve month
    AIG Capital Services,     multiple accounts       period ended June 30
      Inc.                    residing at the same    is available, once
    Harborside 5              "household." This       filed with the U.S.
    185 Hudson Street, Suite  practice is called      Securities and
      3300                    householding and        Exchange Commission,
    Jersey City, NJ 07311     reduces Fund expenses,  without charge, upon
   Shareholder Servicing      which benefits you and  request, by calling
   Agent                      other shareholders.     (800) 858-8850 or on
    AIG Fund Services, Inc.   Unless the Funds        the U.S. Securities
    Harborside 5              receive instructions    and Exchange
    185 Hudson Street, Suite  to the con-trary, you   Commission's website
      3300                    will only receive one   at http://www.sec.gov.
    Jersey City, NJ 07311     copy of the             This report is
   Custodian and Transfer     shareholder documents.  submitted solely for
   Agent                      The Funds will          the general
    State Street Bank and     continue to household   information of
      Trust Company           the share-holder        shareholders of the
    One Lincoln Street        documents               Funds. Distribution of
    Boston, MA 02111          indefinitely, until we  this report to persons
                              are instructed          other than
                              otherwise. If you do    shareholders of the
                              not wish to             Funds is authorized
                              participate in          only in con-nection
                              householding please     with a currently
                              contact Shareholder     effective pro-spectus,
                              Services at (800)       setting forth details
                              858-8850 ext. 6010 or   of the Funds, which
                              send a written request  must precede or
                              with your name, the     accom-pany this report.
                              name of your fund(s)    The accompanying
                              and your account        report has not been
                              number(s) to AIG Funds  audited by independent
                              c/o BFDS, P.O. Box      accountants and
                              219186, Kansas City     accordingly no
                              MO, 64121-9186. We      opinions have been
                              will resume             expressed thereon.
                              in-dividual mailings
                              for your account
                              within thirty (30)
                              days of receipt of
                              your request.

Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:


                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

INSAN - 9/17

[LOGO]

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

         Not applicable.

Item 13. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: December 07, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: December 07, 2017

By: /s/ Gregory R. Kingston
    -----------------------
    Gregory R. Kingston
    Treasurer

Date: December 07, 2017